As filed with the Securities and Exchange
                 Commission on October 30, 2002

                                                          File Nos. 2-70427
                                                                  811-03131

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933

                     Pre-Effective Amendment

                Post-Effective Amendment No. 41            X

                              and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940

                        Amendment No. 37                   X

                  ALLIANCE TECHNOLOGY FUND, INC.
        (Exact Name of Registrant as Specified in Charter)

                 Alliance Capital Management L.P.
      1345 Avenue of the Americas, New York, New York 10105
        (Address of Principal Executive Office) (Zip Code)

                          (800) 221-5672
        Registrant's Telephone Number, Including Area Code

                      EDMUND P. BERGAN, JR.
                 Alliance Capital Management L.P.

                   1345 Avenue of the Americas
                     New York, New York 10105
             (Name and Address of Agent for Service)

                   Copies of communications to:
                       Patricia A. Poglinco
                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004

     It is proposed that this filing will become effective (check appropriate box)

         ____ immediately upon filing pursuant to paragraph (b)
           X  on November 1, 2002 pursuant to paragraph (b)
         ____
         ____ 60 days after filing pursuant to paragraph (a)(1)
         ____ on (date) pursuant to paragraph (a)(1)
         ____ 75 days after filing pursuant to paragraph (a)(2)
         ____ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Alliance Stock Funds

The Alliance Stock Funds provide a broad selection of investment alternatives to investors seeking capital growth or high total return.

Prospectus and Application


November 1, 2002


Domestic Stock Funds

     >   Alliance Premier Growth Fund
     >   Alliance Health Care Fund
     >   Alliance Growth Fund
     >   Alliance Technology Fund
     >   Alliance Quasar Fund
     >   Alliance Mid-Cap Growth Fund

Total Return Funds

     >   Alliance Growth and Income Fund

     >   Alliance Balanced Shares

Global Stock Funds

     >   Alliance New Europe Fund
     >   Alliance Worldwide Privatization Fund
     >   Alliance International Premier Growth Fund
     >   Alliance Global Small Cap Fund

     >   Alliance Greater China '97 Fund

     >   Alliance All-Asia Investment Fund
     >   The Korean Investment Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                      Alliance Capital [LOGO](R)

Investment Products Offered
---------------------------
 >  Are Not FDIC Insured
 >  May Lose Value
 >  Are Not Bank Guaranteed
---------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page


RISK/RETURN SUMMARY .......................................................    3
Domestic Stock Funds ......................................................    4
Total Return Funds ........................................................   10
Global Stock Funds ........................................................   12
Summary of Principal Risks ................................................   19
Principal Risks by Fund ...................................................   20

FEES AND EXPENSES OF THE FUNDS ............................................   21

GLOSSARY ..................................................................   24

DESCRIPTION OF THE FUNDS ..................................................   25
Investment Objectives and Principal Policies ..............................   25
Description of Additional Investment Practices ............................   34
Additional Risk Considerations ............................................   41

MANAGEMENT OF THE FUNDS ...................................................   43

PURCHASE AND SALE OF SHARES ...............................................   47
How The Funds Value Their Shares ..........................................   47
How To Buy Shares .........................................................   47
How To Exchange Shares ....................................................   47
How To Sell Shares ........................................................   47

DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................   48

DISTRIBUTION ARRANGEMENTS .................................................   49

GENERAL INFORMATION .......................................................   50

FINANCIAL HIGHLIGHTS ......................................................   51

APPENDIX A--ADDITIONAL INFORMATION ABOUT
THE UNITED KINGDOM, JAPAN, GREATER
CHINA COUNTRIES AND KOREA .................................................   62


The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Stock Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.


The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks begins on page 19.


More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

The Risk/Return Summary includes a table for each Fund showing its average annual returns before and (for Class A shares) after taxes and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

o how the Fund's average annual returns, before and (for Class A shares) after taxes, for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad-based securities market index; and

o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).

A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Funds.

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.

Alliance Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.

Normally, the Fund invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Fund also may invest up to 20% of its net assets in convertible securities and up to 20% of its total assets in equity securities of non-U.S. companies.


Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of companies than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in foreign securities have foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                               1             5          Since
                                              Year         Years     Inception**
--------------------------------------------------------------------------------

Class     Return Before Taxes                -27.17%        8.32%      12.92%
A***      ----------------------------------------------------------------------
          Return After Taxes
            on Distributions                 -27.17%        7.16%      11.51%
          ----------------------------------------------------------------------
          Return After Taxes on
            Distributions and
            Sale of Fund Shares              -16.55%        6.94%      10.73%
--------------------------------------------------------------------------------
Class B      Return Before Taxes             -27.54%        8.51%      12.84%
--------------------------------------------------------------------------------
Class C      Return Before Taxes             -25.27%        8.51%      12.72%
--------------------------------------------------------------------------------
Russell      (reflects no
1000           deduction for
Growth         fees, expenses,
Index          or taxes)                     -20.42%        8.27%      11.94%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class A shares and Class B shares: 9/28/92 and Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -33.86%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 n/a    9.98    -5.80   46.87   24.14   32.67   49.31    28.98   -19.87   -23.92
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00     01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 31.05%, 4th quarter, 1998; and Worst Quarter was down -19.84%, 3rd quarter, 2001.

Alliance Health Care Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in health care and health care-related industries ("Health Care Industries") (companies principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders). Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies which are expected to profit from the development of new products and services for these industries. Under normal circumstances, the Fund invests primarily in the equity securities of U.S. companies. The Fund may invest up to 40% of its total assets in foreign securities. The Fund may invest in new, smaller or less-seasoned companies as well as in larger, established companies in Health Care Industries.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. Unlike many other equity funds, the Fund invests in the securities of companies principally engaged in Health Care Industries. As a result, certain economic conditions and market changes that affect those industries may have a more significant effect on the Fund's net asset value than on the value of a more broadly diversified fund. For example, the Fund's share price could be affected by changes in competition, legislation or government regulation, government funding, product liability and other litigation, the obsolescence or development of products, or other factors specific to the health care and health sciences industries. The Fund's investments in foreign securities have foreign risk and currency risk. The Fund's investment in small- to mid-capitalization companies have capitalization risk. These investments may be more volatile than investments in large-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                            1           Since
                                                          Year       Inception**
--------------------------------------------------------------------------------
Class       Return Before Taxes                         -21.08%         2.85%
A***        --------------------------------------------------------------------
            Return After Taxes
              on Distributions                          -21.08%         2.74%
            --------------------------------------------------------------------
            Return After Taxes on
              Distributions and Sale
              of Fund Shares                            -12.84%         2.24%
--------------------------------------------------------------------------------
Class B        Return Before Taxes                      -21.46%         3.17%
--------------------------------------------------------------------------------
Class C        Return Before Taxes                      -18.93%         4.03%
--------------------------------------------------------------------------------
S&P            (reflects no deduction
500             for fees, expenses,
Index           or taxes)                               -11.88%        -4.65%
--------------------------------------------------------------------------------
S&P            (reflects no deduction
Healthcare      for fees, expenses
Composite       or taxes)                               -11.95%         5.38%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for all Classes is 8/27/99.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual return in the bar chart is for the Fund's Class A shares and does not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -17.15%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 n/a    n/a      n/a     n/a     n/a     n/a     n/a      n/a     31.44   -17.56
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00     01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.76%, 2nd quarter, 2000; and Worst Quarter was down -19.20%, 1st quarter, 2001.

Alliance Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in lower-rated, fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                      1          5         10
                                                    Year       Years     Years**
--------------------------------------------------------------------------------
Class     Return Before Taxes                      -27.70%     3.81%     10.50%
A***      ----------------------------------------------------------------------
          Return After Taxes
            on Distributions                       -27.70%     1.92%      8.63%
          ----------------------------------------------------------------------
          Return After Taxes on
            Distributions and
            Sale of Fund Shares                    -16.87%     3.18%      8.48%
--------------------------------------------------------------------------------
Class B      Return Before Taxes                   -28.06%     3.97%     10.37%
--------------------------------------------------------------------------------
Class C      Return Before Taxes                   -25.77%     3.98%     10.20%
--------------------------------------------------------------------------------
Russell      (reflects no
3000           deduction for
Growth         fees, expenses,
Index          or taxes)                           -19.63%     7.72%     10.41%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class C shares: 8/2/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -29.32%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

10.66   28.99   -1.15   29.49   23.20   27.09   28.17    25.59   -18.47   -24.49
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 28.86%, 4th quarter, 1998; and Worst Quarter was down -23.60%, 1st quarter, 2001.

Alliance Technology Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Fund also may invest in debt securities and up to 25% of its total assets in foreign securities.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                    1          5            10
                                                  Year       Years       Years**
--------------------------------------------------------------------------------
Class      Return Before Taxes                  -29.04%       9.40%       17.29%
A***       ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                   -29.05%       8.51%       15.17%
           ---------------------------------------------------------------------
           Return After Taxes on
             Distributions and
             Sale of Fund Shares                -17.66%       7.77%       14.04%
--------------------------------------------------------------------------------
Class B       Return Before Taxes               -29.37%       9.56%       17.35%
--------------------------------------------------------------------------------
Class C       Return Before Taxes               -27.16%       9.56%       17.18%
--------------------------------------------------------------------------------
S&P           (reflects no
500            deduction for
Index          fees, expenses,
               or taxes)                         -11.88%     10.70%       12.93%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Date for Class B shares and for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class B and Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratios of Class B and Class C shares.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -49.45%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

15.50   21.63   28.50   45.80   19.41    4.54   63.14    71.78   -24.62   -25.88
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 44.57%, 4th quarter, 1999; and Worst Quarter was down -35.31%, 3rd quarter, 2001.

Alliance Quasar Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. The Fund currently emphasizes investment in small-cap companies. The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                   1           5           10
                                                  Year       Years       Years**
--------------------------------------------------------------------------------
Class     Return Before Taxes                   -17.30%      -0.70%       7.67%
A***      ----------------------------------------------------------------------
          Return After Taxes
            on Distributions                    -17.30%      -1.98%       4.88%
          ----------------------------------------------------------------------
          Return After Taxes on
            Distributions and
            Sale of Fund Shares                 -10.53%      -1.02%       5.07%
--------------------------------------------------------------------------------
Class B      Return Before Taxes                -17.73%      -0.62%       7.46%
--------------------------------------------------------------------------------
Class C      Return Before Taxes                -15.19%      -0.61%       7.29%
--------------------------------------------------------------------------------
Russell      (reflects no
2000           deduction for
Growth         fees, expenses,
Index          or taxes)                         -9.23%       2.87%       7.19%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.

***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -34.35%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 2.81   16.16   -7.27   47.64   32.62   17.24   -4.56    12.96    -7.61   -13.64
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 25.05%, 4th quarter, 2001; and Worst Quarter was down -28.79%, 3rd quarter, 2001.

Alliance Mid-Cap Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-capitalization companies. The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                 1           5              10
                                               Year        Years         Years**
--------------------------------------------------------------------------------
Class     Return Before Taxes                 -21.51%       3.17%         9.00%
A***      ----------------------------------------------------------------------
          Return After Taxes
            on Distributions                  -21.51%       0.40%         5.48%
          ----------------------------------------------------------------------
          Return After Taxes on
            Distributions and
            Sale of Fund Shares               -13.10%       1.85%         6.13%
--------------------------------------------------------------------------------
Class B      Return Before Taxes              -22.08%       3.21%         8.73%
--------------------------------------------------------------------------------
Class C      Return Before Taxes              -19.53%       3.13%         8.56%
--------------------------------------------------------------------------------
Russell      (reflects no
Mid-Cap        deduction for
Growth         fees, expenses,
Index          or taxes)                      -20.15%       9.02%        11.10%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -40.90%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

14.70   14.26   -2.51   34.84   17.54   36.01   -2.72    33.90   -15.88   -18.09
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 26.41%, 4th quarter, 1999; and Worst Quarter was down -25.52%, 3rd quarter, 2001.

TOTAL RETURN FUNDS

The Total Return Funds offer investors seeking both growth of capital and current income a range of investment alternatives.


Alliance Growth and Income Fund
--------------------------------------------------------------------------------


OBJECTIVE:

The Fund's investment objective is appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in dividend-paying common stocks of large, well-established, "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of foreign issuers.

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1            5             10
                                              Year         Years         Years**
--------------------------------------------------------------------------------
Class     Return Before Taxes                -6.04%        13.06%        13.30%
A***      ----------------------------------------------------------------------
          Return After Taxes
            on Distributions                 -6.89%        10.49%        10.24%
          ----------------------------------------------------------------------
          Return After Taxes on
            Distributions and
            Sale of Fund Shares              -3.18%         9.88%         9.75%
--------------------------------------------------------------------------------
Class B      Return Before Taxes             -6.31%        13.26%        13.07%
--------------------------------------------------------------------------------
Class C      Return Before Taxes             -3.48%        13.25%        12.90%
--------------------------------------------------------------------------------
Russell      (reflects no
1000           deduction for
Value          fees, expenses,
Index          or taxes)                     -5.59%        11.13%        14.13%
--------------------------------------------------------------------------------

* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -32.47%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 4.52    9.96   -4.20   37.86   24.13   28.86   21.23    10.78    13.64    -1.84
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 23.25%, 4th quarter, 1998; and Worst Quarter was down -13.90%, 3rd quarter, 2001.

Alliance Balanced Shares
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is high return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary, but the Fund will not purchase a security if, as a result, less than 25% of the Fund's total assets will be invested in fixed-income securities. The Fund invests in common and preferred stocks, U.S. Government and agency securities, bonds and senior debt securities. The Fund's investments in each type of security depends on current economic conditions and market outlooks. The Fund also may invest up to 15% of its total assets in foreign equity and fixed-income securities.

Among the principal risks of investing in the Fund are market risk, interest rate risk, credit risk and allocation risk. To the extent the Fund invests in foreign securities, your investment has foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                              1              5              10
                                             Year          Years         Years**
--------------------------------------------------------------------------------
Class      Return Before Taxes              -2.53%         11.09%        10.00%
A***       ---------------------------------------------------------------------
           Return After Taxes
             on Distributions               -3.84%          8.01%         7.09%
           ---------------------------------------------------------------------
           Return After Taxes on
             Distributions and
             Sale of Fund Shares            -1.14%          7.80%         6.93%
--------------------------------------------------------------------------------
Class B       Return Before Taxes           -2.89%         11.19%         9.80%
--------------------------------------------------------------------------------
Class C       Return Before Taxes            0.03%         11.22%         9.63%
--------------------------------------------------------------------------------
S&P           (reflects no
500             deduction for
Index           fees, expenses,
                or taxes)                  -11.88%         10.70%        12.93%
--------------------------------------------------------------------------------
Lehman
Gov't/        (reflects no
Credit          deduction for
Bond            fees, expenses,
Index           or taxes)                    8.50%          7.37%         7.27%
--------------------------------------------------------------------------------
Solomon       (reflects no
1 year          deduction for
Treasury        fees, expenses,
Index           or taxes)                    7.07%          6.08%         5.54%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -15.64%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 6.81    9.93   -5.79   26.64    9.36   27.13   15.75     4.90    12.48     1.79
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.45%, 4th quarter, 1998; and Worst Quarter was down -6.71%, 3rd quarter, 2001.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

Alliance New Europe Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of European companies. The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries, although it may invest 25% or more of its assets in issuers in a single country. The Fund may invest up to 20% of its net assets in high-quality, U.S. Dollar or foreign currency denominated, fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations. At June 30, 2002, the Fund had approximately 25% of its assets invested in securities of United Kingdom issuers.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                           1               5               10
                                          Year           Years           Years**
--------------------------------------------------------------------------------
Class     Return Before Taxes           -25.48%          4.60%            9.63%
A***      ----------------------------------------------------------------------
          Return After Taxes
            on Distributions            -25.48%          2.58%            8.13%
          ----------------------------------------------------------------------
          Return After Taxes on
            Distributions and
            Sale of Fund Shares         -15.51%          3.33%            7.78%
--------------------------------------------------------------------------------
Class B      Return Before Taxes        -25.96%          4.70%            9.48%
--------------------------------------------------------------------------------
Class C      Return Before Taxes        -23.56%          4.74%            9.30%
--------------------------------------------------------------------------------
MSCI         (reflects no
Europe         deduction for
Index          fees, expenses,
               or taxes)                -19.64%          6.56%           10.04%
--------------------------------------------------------------------------------
Solomon      (reflects no
Smith          deduction for
Barney         fees, expenses,
Europe         or taxes)
PMI Growth
Index                                   -24.47%          5.83%            9.18%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -31.63%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-0.53   34.57    4.64   18.63   20.58   16.83   24.99    26.13    -8.81   -22.15
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 24.84%, 4th quarter, 1999; and Worst Quarter was down -19.73%, 3rd quarter, 1998.

Alliance Worldwide Privatization Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.


The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 30% of its total assets in any one of France, Germany, Great Britain, Italy, and Japan and may invest all of its assets in a single world region. The Fund also may invest up to 35% of its total assets in debt securities and convertible debt securities of privatized companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Companies that have undergone privatization could have more risk because they have no operating history as a private company. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                               1            5           Since
                                             Year         Years      Inception**
--------------------------------------------------------------------------------
Class      Return Before Taxes              -21.64%        2.44%        5.07%
A***       ---------------------------------------------------------------------
           Return After Taxes
             on Distributions               -21.64%       -0.23%        2.76%
           ---------------------------------------------------------------------
           Return After Taxes on
             Distributions and
             Sale of Fund Shares            -13.18%        1.40%        3.58%
--------------------------------------------------------------------------------
Class B       Return Before Taxes           -22.05%        2.57%        4.90%
--------------------------------------------------------------------------------
Class C       Return Before Taxes           -19.53%        2.57%        4.90%
--------------------------------------------------------------------------------
MSCI          (reflects no
World           deduction for
Index           fees, expenses,
(minus          or taxes)
the U.S.)                                   -21.16%        1.42%         3.34%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
** Inception Dates for Class A and Class B shares: 6/2/94 and for Class C shares: 2/8/95. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -14.18%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 n/a    n/a      n/a     4.91   23.14   13.18    8.92    56.33   -25.33   -18.13
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 34.15%, 4th quarter, 1999; and Worst Quarter was down -17.44%, 3rd quarter, 1998.

Alliance International Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of comparatively large, high-quality, international companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.

Normally, the Fund invests in about 50 companies, with the 35 most highly regarded of these companies usually constituting approximately 70%, and often more, of the Fund's net assets. The Fund invests in companies with market values generally in excess of $10 billion. Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of companies than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                       1                Since
                                                      Year           Inception**
--------------------------------------------------------------------------------

Class     Return Before Taxes                        -23.54%           -4.37%
A***      ----------------------------------------------------------------------
          Return After Taxes
            on Distributions                         -23.54%           -4.63%
          ----------------------------------------------------------------------
          Return After Taxes on
            Distributions and Sale
            of Fund Shares                           -14.34%           -3.49%
--------------------------------------------------------------------------------
Class B    Return Before Taxes                       -23.95%           -4.24%
--------------------------------------------------------------------------------
Class C    Return Before Taxes                       -21.58%           -3.99%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
EAFE         for fees, expenses,
Index        or taxes)                               -21.21%           -2.63%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
EAFE         for fees, expenses,
Growth       or taxes)
Index                                                -24.41%           -5.68%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for all Classes is 3/3/98.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, the annual return would be less than that shown. Through 9/30/02, the year to date unannualized return for Class A shares was -25.15%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 n/a    n/a      n/a      n/a    n/a      n/a     n/a    47.21   -25.35   -20.17
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 30.43%, 4th quarter, 1999; and Worst Quarter was down -16.14%, 1st quarter, 2001.

Alliance Global Small Cap Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital through investment in a global portfolio of equity securities of selected companies with relatively small market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of global companies, both domestic and foreign, with relatively small market capitalizations. Under normal circumstances, the Fund will invest at least 80% of its net assets in small cap companies. The Fund's investments emphasize companies that are in the smallest 20% of the U.S. stock market. Although these companies are small by U.S. standards, they may be among the largest companies in their own countries. The Fund may invest up to 20% of its net assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund invests in at least three countries, including the U.S.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Investments in small-capitalization companies tend to be more volatile than investments in large-cap or mid-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                             1               5             10
                                            Year           Years         Years**
--------------------------------------------------------------------------------
Class    Return Before Taxes              -28.28%          -0.72%         4.79%
A***     -----------------------------------------------------------------------
         Return After Taxes
           on Distributions               -28.28%          -3.21%         2.08%
         -----------------------------------------------------------------------
         Return After Taxes on
           Distributions and
           Sale of Fund Shares            -17.22%          -1.53%         2.76%
--------------------------------------------------------------------------------
Class B     Return Before Taxes           -28.69%          -0.60%         4.63%
--------------------------------------------------------------------------------
Class C     Return Before Taxes           -26.51%          -0.62%         4.46%
--------------------------------------------------------------------------------
MSCI        (reflects no
World         deduction for
Index         fees, expenses,
              or taxes)                   -16.52%           5.74%         8.52%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date for Class C shares: 5/3/93. Performance information for periods prior to the inception of Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of Class C shares.

***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -31.09%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

-4.89   20.04   -4.55   27.18   19.37    8.08    3.56    46.65   -18.09   -25.07
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 31.92%, 4th quarter, 1999; and Worst Quarter was down -24.43%, 3rd quarter, 2001.

Alliance Greater China '97 Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investment of at least 80% of its total assets in equity securities of Greater China companies.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of Greater China companies, which are companies in China, Hong Kong, and Taiwan. Of these countries, the Fund expects to invest a significant portion of its assets, which may be greater than 50%, in Hong Kong companies and may invest all of its assets in Hong Kong companies or companies of either of the other Greater China countries. The Fund also may invest in convertible securities and equity-linked debt securities issued or guaranteed by Greater China companies or Greater China Governments, their agencies, or instrumentalities. As of June 30, 2002, the Fund had approximately 64% of its assets invested in securities of Hong Kong companies.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Greater China companies, the Fund's returns will be significantly more volatile and differ substantially from those of U.S. markets generally. Your investment also has the risk that market changes or other events affecting the Greater China countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                     1             Since
                                                   Year          Inception**
--------------------------------------------------------------------------------
Class       Return Before Taxes                  -15.66%          -5.87%
A***        --------------------------------------------------------------------
            Return After Taxes
              on Distributions                   -15.66%          -5.94%
            --------------------------------------------------------------------
            Return After Taxes on
              Distributions and Sale
              of Fund Shares                      -9.54%          -4.63%
--------------------------------------------------------------------------------
Class B      Return Before Taxes                 -16.27%          -5.71%
--------------------------------------------------------------------------------
Class C      Return Before Taxes                 -13.56%          -5.71%
--------------------------------------------------------------------------------
MSCI         (reflects no deduction
China          for fees, expenses, or
Index          taxes)                            -26.04%         -31.03%
--------------------------------------------------------------------------------
MSCI         (reflects no deduction
Hong Kong      for fees, expenses
Index          or taxes)                         -18.61%          -6.11%
--------------------------------------------------------------------------------
MSCI         (reflects no deduction
Taiwan         for fees, expenses
Index          or taxes)                          10.47%         -11.55%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for all Classes is 9/3/97.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -17.82%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

 n/a    n/a      n/a      n/a    n/a      n/a    -8.02   82.87   -24.33   -11.93
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 49.31%, 4th quarter, 1999; and Worst Quarter was down -28.31%, 3rd quarter, 2001.

Alliance All-Asia Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund primarily invests in securities of various types of companies based in Asia. The Fund invests at least 65% of its total assets in equity securities, preferred stocks, and equity-linked debt securities issued by Asian companies and may invest more than 50% of its total assets in equity securities of Japanese issuers. The Fund also may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities, and may invest up to 25% of its net assets in convertible securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities issued by Asian companies and Asian debt securities. At June 30, 2002, the Fund had approximately 90% of its total assets invested in securities of Japanese companies.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Asian and Pacific region countries and emerging markets, the Fund's returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment has the risk that market changes or other factors affecting Asian and Pacific region countries and other emerging markets, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. To the extent that the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. In addition, the Fund's investments in debt securities have interest rate and credit risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                               1            5          Since
                                              Year        Years     Inception**
--------------------------------------------------------------------------------
Class      Return Before Taxes               -28.20%     -11.82%     -6.63%
A***       ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -28.20%     -12.25%     -7.13%
           ---------------------------------------------------------------------
           Return After Taxes on
             Distributions and
             Sale of Fund Shares             -17.17%      -8.78%     -4.98%
--------------------------------------------------------------------------------
Class B       Return Before Taxes            -28.59%     -11.75%     -6.75%
--------------------------------------------------------------------------------
Class C       Return Before Taxes            -26.43%     -11.74%     -6.72%
--------------------------------------------------------------------------------
MSCI All      (reflects no
Country         deduction for
Asia            fees, expenses,
Pacific         or taxes)
Free Index                                   -20.73%      -7.66%     -6.28%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.
**    Inception Date for all Classes is 11/28/94.
***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through 9/30/02, the year to date unannualized return for Class A shares was -15.41%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  n/a    n/a     n/a    10.21    4.58  -35.10  -12.34   118.99   -40.40   -25.03
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 38.96%, 4th quarter, 1999; and Worst Quarter was down -22.26%, 4th quarter, 2000.

The Korean Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Korean companies.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund normally invests at least 80% of its net assets in securities of Korean issuers. The Fund invests in companies that, in the opinion of Alliance, possess the potential for growth. While investment in large Korean companies is emphasized, on occasion the Fund may invest in smaller companies believed by Alliance to have growth potential. The Fund was previously operated as a closed-end fund (the "Closed-end Fund") and commenced operations as an open-end fund on December 3, 2001 (the "Conversion Date").


The Fund also may invest up to 35% of its total assets in debt securities, including U.S. Dollar or Won-denominated debt securities issued by Korean companies. The Fund also may invest in debt securities issued by the Korean government or in U.S. Government securities.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because the Fund invests in Korean companies, the Fund's returns will be significantly more volatile and differ substantially from those of U.S. markets generally. Market changes or other events affecting Korea, may have a significant effect on the Fund's net asset value. The Fund's investments in smaller capitalization stocks may be more volatile than investments in companies with larger capitalizations. In addition, the Fund's investments in debt securities have interest rate and credit risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Shares of the Fund outstanding at the time of the Conversion Date were designated Class A shares of the Fund. For periods prior to the Conversion Date, the returns presented below do not reflect certain increased expenses associated with the Class A shares which commenced on the Conversion Date. If the effect of Class A share expenses were reflected throughout the entire periods, returns would be lower than those shown.

Average Annual Total Returns*
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                              1            5            Since
                                            Year         Years       Inception**
--------------------------------------------------------------------------------
Class      Return Before Taxes             25.85%       -0.05%          -3.80%
A***       ---------------------------------------------------------------------
           Return After Taxes
             on Distributions              25.85%       -0.05%          -3.88%
           ---------------------------------------------------------------------
           Return After Taxes on
             Distributions and
             Sale of Fund Shares           15.75%       -0.04%          -2.94%
--------------------------------------------------------------------------------
Class B       Return Before Taxes          26.62%        0.08%          -3.94%
--------------------------------------------------------------------------------
Class C       Return Before Taxes          29.62%        0.08%          -4.06%
--------------------------------------------------------------------------------
Korea         (reflects
Stock Price   no deduction
Index         for fees, expenses
              or taxes)                  32.39%       -7.27%          -4.13%
--------------------------------------------------------------------------------


* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

** Inception Date for Class B shares is 12/10/01 and for Class C shares is 3/05/02. Inception date for the Closed-End Fund was 2/24/92. Performance information for periods prior to the inception of Class B and Class C shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratios of Class B and Class C shares.

***   After-tax Returns:

      - Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Fund since inception. Returns for periods prior to the Conversion Date are for the Closed-end Fund. Through 9/30/02, the year to date unannualized return for Class A shares was 5.81%.


   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

  n/a   25.18   17.86  -24.07  -31.39  -65.14   85.33   147.71   -50.46    31.41
--------------------------------------------------------------------------------
  92     93       94      95      96      97      98       99       00      01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the periods shown in the bar chart, the Closed-end Fund's:


Best Quarter was up 113.33%, 4th quarter, 1998; and Worst Quarter was down -61.23%, 4th quarter, 1997.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All of the Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.

MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods. All of the Alliance Stock Funds are subject to market risk.

INDUSTRY/SECTOR RISK

This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry or group of related industries could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are Alliance Health Care Fund, and Alliance Technology Fund. This risk may be greater for Alliance Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Alliance Growth Fund and Alliance Mid-Cap Growth Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources. Alliance Health Care Fund, Alliance Quasar Fund, Alliance Global Small Cap Fund and The Korean Investment Fund are particularly subject to this risk.

INTEREST RATE RISK


This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest a substantial portion of their assets in fixed-income securities, such as Alliance Growth and Income Fund and Alliance Balanced Shares. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds").


CREDIT RISK

This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest more of their assets in lower-rated securities.

FOREIGN RISK


This is the risk of investments in issuers located in foreign countries. All Alliance Stock Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.


CURRENCY RISK


This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund.


COUNTRY OR GEOGRAPHIC RISK

This is the risk of investments in issuers located in a particular country or geographic region. Market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions, may have a particularly significant effect on a Fund's net asset value. The Funds particularly subject to this risk are Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund.


MANAGEMENT RISK

Each Alliance Stock Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

FOCUSED PORTFOLIO RISK

Funds, such as Alliance Premier Growth Fund and Alliance International Premier Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. Similarly, Alliance Greater China '97 Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of companies than many other international funds.

ALLOCATION RISK

Alliance Balanced Shares has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

PRINCIPAL RISKS BY FUND
--------------------------------------------------------------------------------

The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


------------------------------------------------------------------------------------------------------------------------------------
                                Industry/ Capital-  Interest                             Country or   Manage-  Focused
                        Market   Sector   ization    Rate     Credit  Foreign  Currency  Geographic    ment   Portfolio  Allocation
Fund                     Risk     Risk     Risk      Risk      Risk    Risk      Risk       Risk       Risk     Risk        Risk
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier
Growth Fund                o                                                                             o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Health Care
Fund                       o        o        o                           o         o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Fund       o                 o         o         o       o         o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology
Fund                       o        o                                    o         o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Fund       o                 o                                                           o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Mid-Cap
Growth Fund                o                 o                                                           o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and
Income Fund                o                           o         o                                       o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced
Shares                     o                           o         o                                       o                   o
------------------------------------------------------------------------------------------------------------------------------------
Alliance New Europe
Fund                       o                                             o         o          o          o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Worldwide
Privatization Fund         o                                             o         o          o          o
------------------------------------------------------------------------------------------------------------------------------------
Alliance
International
Premier Growth Fund        o                                             o         o                     o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global
Small Cap Fund             o                 o                           o         o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Greater
China '97 Fund             o                                             o         o          o          o        o
------------------------------------------------------------------------------------------------------------------------------------
Alliance All-Asia
Investment Fund            o                                             o         o          o          o
------------------------------------------------------------------------------------------------------------------------------------
The Korean Investment
Fund                       o                 o         o         o       o         o          o          o
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                     Class A Shares    Class B Shares      Class C Shares
                                                                     --------------    --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                  4.25%             None                None

Maximum Deferred Sales Charge (Load)                                 None              4.0%*               1.0%**
(as a percentage of original purchase price or redemption
proceeds, whichever is lower)

Exchange Fee                                                         None              None                None

Redemption Fee                                                       None***           None                None

* Class B shares automatically convert to Class A shares after 8 years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the 4th year.
**    For Class C shares, the CDSC is 0% after the first year.
*** For shares of The Korean Investment Fund that were designated Class A shares as a result of the Fund's conversion to an open-end investment company ("Conversion Class A Shares"), the Fund will impose a temporary redemption fee of 2.0% on redemptions or exchanges made during the 12 month period from December 3, 2001, the date of the conversion.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                      Operating Expenses                                                    Examples
------------------------------------------------------------   ---------------------------------------------------------------------

Alliance Premier
Growth Fund                     Class A   Class B    Class C                   Class A   Class B+    Class B++   Class C+  Class C++
                                -------   -------    -------                   -------   --------    ---------   --------  ---------
   Management fees                .93%       .93%       .93%   After 1 year     $  574   $  628      $  228      $  329     $  229
   Distribution (12b-1) fees      .30%      1.00%      1.00%   After 3 years    $  888   $  903      $  703      $  706     $  706
   Other expenses                 .30%       .32%       .33%   After 5 years    $1,224   $1,205      $1,205      $1,210     $1,210
                                 ----       ----       ----    After 10 years   $2,171   $2,404(c)   $2,404(c)   $2,595     $2,595
   Total fund
      operating expenses         1.53%      2.25%      2.26%
                                 ====       ====       ====


Alliance Health Care Fund       Class A   Class B    Class C                   Class A   Class B+    Class B++   Class C+  Class C++
                                -------   -------    -------                   -------   --------    ---------   --------  ---------
   Management fees                .95%       .95%       .95%   After 1 year     $  605   $  663      $  263      $  360     $  260
   Distribution (12b-1) fees      .30%      1.00%      1.00%   After 3 years    $  982   $1,008      $  808      $  799     $  799
   Other expenses                 .60%       .65%       .62%   After 5 years    $1,383   $1,380      $1,380      $1,365     $1,365
                                 ----       ----       ----    After 10 years   $2,502   $2,752(c)   $2,752(c)   $2,905     $2,905
   Total fund
      operating expenses         1.85%      2.60%      2.57%
                                 ====       ====       ====


Alliance Growth Fund            Class A   Class B    Class C                   Class A   Class B+    Class B++   Class C+  Class C++
                                -------   -------    -------                   -------   --------    ---------   --------  ---------
   Management fees                .71%       .71%       .71%   After 1 year     $  550   $  603      $  203      $  301     $  201
   Distribution (12b-1) fees      .30%      1.00%      1.00%   After 3 years    $  814   $  827      $  627      $  621     $  621
   Other expenses                 .27%       .29%       .27%   After 5 years    $1,097   $1,078      $1,078      $1,068     $1,068
                                 ----       ----       ----    After 10 years   $1,905   $2,142(c)   $2,142(c)   $2,306     $2,306
   Total fund
      operating expenses         1.28%      2.00%      1.98%
                                 ====       ====       ====

Alliance Technology Fund        Class A   Class B    Class C                   Class A   Class B+    Class B++   Class C+  Class C++
                                -------   -------    -------                   -------   --------    ---------   --------  ---------
   Management fees                .94%       .94%       .94%   After 1 year     $  579   $  634      $  234      $  333     $  233
   Distribution (12b-1) fees      .30%      1.00%      1.00%   After 3 years    $  903   $  921      $  721      $  718     $  718
   Other expenses                 .34%       .37%       .36%   After 5 years    $1,249   $1,235      $1,235      $1,230     $1,230
                                 ----       ----       ----    After 10 years   $2,223   $2,463(c)   $2,463(c)   $2,636     $2,636
   Total fund
      operating expenses         1.58%      2.31%      2.30%
                                 ====       ====       ====

--------------------------------------------------------------------------------

Please refer to the footnotes on page 23.

                    Operating Expenses                                                           Examples
------------------------------------------------------------   -------------------------------------------------------------------

Alliance Quasar Fund           Class A    Class B    Class C                   Class A   Class B+   Class B++  Class C+  Class C++
                               -------    -------    -------                   -------   --------   ---------  --------  ---------
   Management fees               .93%        .93%       .93%   After 1 year     $  599   $  660     $  260      $  359    $  259
   Distribution (12b-1) fees     .27%       1.00%      1.00%   After 3 years    $  964   $  999     $  799      $  796    $  796
   Other expenses                .59%        .64%       .63%   After 5 years    $1,353   $1,365     $1,365      $1,360    $1,360
                                ----        ----       ----    After 10 years   $2,441   $2,715(c)  $2,715(c)   $2,895    $2,895
   Total fund
      operating expenses        1.79%       2.57%      2.56%
                                ====        ====       ====

Alliance Mid-Cap               Class A    Class B    Class C                   Class A   Class B+   Class B++  Class C+  Class C++
Growth Fund                    -------    -------    -------                   -------   --------   ---------  --------  ---------
   Management fees               .71%        .71%       .71%   After 1 year     $  544   $  611     $  211      $  307    $  207
   Distribution (12b-1) fees     .21%       1.00%      1.00%   After 3 years    $  796   $  852     $  652      $  640    $  640
   Other expenses                .30%        .37%       .33%   After 5 years    $1,067   $1,119     $1,119      $1,098    $1,098
                                ----        ----       ----    After 10 years   $1,840   $2,190(c)  $2,190(c)   $2,369    $2,369
   Total fund
      operating expenses        1.22%       2.08%      2.04%
                                ====        ====       ====


Alliance Growth and            Class A    Class B    Class C                   Class A   Class B+   Class B++  Class C+  Class C++
Income Fund (a)                -------    -------    -------                   -------   --------   ---------  --------  ---------
   Management fees               .60%        .60%       .60%   After 1 year     $  531   $  587     $  187      $  286    $  186
   Distribution (12b-1) fees     .27%       1.00%      1.00%   After 3 years    $  757   $  779     $  579      $  576    $  576
   Other expenses                .22%        .24%       .23%   After 5 years    $1,000   $  995     $  995      $  990    $  990
                                ----        ----       ----    After 10 years   $1,697   $1,962(c)  $1,962(c)   $2,148    $2,148
   Total fund
      operating expenses        1.09%       1.84%      1.83%
                                ====        ====       ====

Alliance Balanced Shares       Class A    Class B    Class C                   Class A   Class B+   Class B++  Class C+  Class C++
                               -------    -------    -------                   -------   --------   ---------  --------  ---------
   Management fees               .50%        .50%       .50%   After 1 year     $  532   $  587     $  187      $  287    $  187
   Distribution (12b-1) fees     .28%       1.00%      1.00%   After 3 years    $  760   $  779     $  579      $  579    $  579
   Other expenses                .32%        .34%       .34%   After 5 years    $1,005   $  995     $  995      $  995    $  995
                                ----        ----       ----    After 10 years   $1,708   $1,965(c)  $1,965(c)   $2,159    $2,159
   Total fund
      operating expenses        1.10%       1.84%      1.84%
                                ====        ====       ====

Alliance New Europe Fund       Class A    Class B    Class C                   Class A   Class B+   Class B++  Class C+  Class C++
                               -------    -------    -------                   -------   --------   ---------  --------  ---------
   Management fees               .99%        .99%       .99%   After 1 year     $  629   $  691     $  291      $  387    $  287
   Distribution (12b-1) fees     .30%       1.00%      1.00%   After 3 years    $1,055   $1,092     $  892      $  880    $  880
   Other expenses                .81%        .89%       .85%   After 5 years    $1,506   $1,518     $1,518      $1,499    $1,499
                                ----        ----       ----    After 10 years   $2,753   $3,020(c)  $3,020(c)   $3,166    $3,166
   Total fund
      operating expenses        2.10%       2.88%      2.84%
                                ====        ====       ====

Alliance Worldwide
Privatization Fund             Class A    Class B    Class C                   Class A   Class B+   Class B++  Class C+  Class C++
                               -------    -------    -------                   -------   --------   ---------  --------  ---------
   Management fees              1.00%       1.00%      1.00%   After 1 year     $  629   $  692     $  292      $  388    $  288
   Distribution (12b-1) fees     .30%       1.00%      1.00%   After 3 years    $1,055   $1,095     $  895      $  883    $  883
   Other expenses                .80%        .89%       .85%   After 5 years    $1,506   $1,523     $1,523      $1,504    $1,504
                                ----        ----       ----    After 10 years   $2,753   $3,027(c)  $3,027(c)   $3,176    $3,176
   Total fund
      operating expenses        2.10%       2.89%      2.85%
                                ====        ====       ====


Alliance International
Premier Growth Fund            Class A    Class B    Class C                   Class A   Class B+   Class B++  Class C+  Class C++
                               -------    -------    -------                   -------   --------   ---------  --------  ---------
   Management fees              1.00%       1.00%      1.00%   After 1 year     $  636   $  695     $  295      $  391    $  291
   Distribution (12b-1) fees     .30%       1.00%      1.00%   After 3 years    $1,075   $1,104     $  904      $  892    $  892
   Other expenses                .87%        .92%       .88%   After 5 years    $1,540   $1,538     $1,538      $1,518    $1,518
                                ----        ----       ----    After 10 years   $2,822   $3,066(c)  $3,066(c)   $3,204    $3,204
   Total fund
      operating expenses        2.17%       2.92%      2.88%
                                ====        ====       ====


Alliance Global
Small Cap Fund                 Class A    Class B    Class C                   Class A   Class B+   Class B++  Class C+  Class C++
                               -------    -------    -------                   -------   --------   ---------  --------  ---------
   Management fees              1.00%       1.00%      1.00%   After 1 year     $  679   $  745     $  345      $  443    $  343
   Distribution (12b-1) fees     .30%       1.00%      1.00%   After 3 years    $1,205   $1,251     $1,051      $1,045    $1,045
   Other expenses               1.32%       1.42%      1.40%   After 5 years    $1,756   $1,779     $1,779      $1,769    $1,769
                                ----        ----       ----    After 10 years   $3,253   $3,523(c)  $3,523(c)   $3,685    $3,685
   Total fund
      operating expenses        2.62%       3.42%      3.40%
                                ====        ====       ====



--------------------------------------------------------------------------------

Please refer to the footnotes on page 23.

                    Operating Expenses                                                         Examples
------------------------------------------------------------   ---------------------------------------------------------------------

Alliance Greater
China '97 Fund                   Class A  Class B   Class C                       Class A   Class B+  Class B++  Class C+  Class C++
                                 -------  -------   -------                       -------   --------  ---------  --------  ---------
   Management fees                 1.00%     1.00%     1.00%   After 1 year        $  667    $  723     $  323     $  423   $  323
   Distribution (12b-1) fees        .30%     1.00%     1.00%   After 3 years (d)   $2,669    $2,725     $2,525     $2,478   $2,478
   Other expenses                  9.52%     9.56%     9.28%   After 5 years (d)   $4,445    $4,447     $4,447     $4,370   $4,370
                                  -----     -----     -----    After 10 years (d)  $8,055    $8,174(c)  $8,174(c)  $8,154   $8,154
   Total fund
      operating expenses          10.82%    11.56%    11.28%
                                  =====     =====     =====
   Waiver and/or expense
      reimbursement (b)           (8.32)%   (8.36)%   (8.08)%
                                  =====     =====     =====
   Net expenses                    2.50%     3.20%     3.20%
                                  =====     =====     =====


Alliance All-Asia
Investment Fund                  Class A  Class B   Class C                       Class A   Class B+  Class B++  Class C+  Class C++
                                 -------  -------   -------                       -------   --------  ---------  --------  ---------
   Management fees                 1.00%     1.00%     1.00%   After 1 year        $  715    $  772     $  372     $  472   $  372
   Distribution (12b-1) fees        .30%     1.00%     1.00%   After 3 years (d)   $1,350    $1,391     $1,191     $1,179   $1,179
   Other expenses                                              After 5 years (d)   $2,007    $2,026     $2,026     $2,003   $2,003
      Administration fees           .15%      .15%      .15%   After 10 years (d)  $3,758    $4,015(c)  $4,015(c)  $4,141   $4,141
      Other operating expenses     1.74%     1.85%     1.79%
                                   ----      ----      ----
   Total other expenses            1.89%     2.00%     1.94%
                                   ----      ----      ----
   Total fund operating expenses   3.19%     4.00%     3.94%
                                   ====      ====      ====
   Waiver and/or
      expense reimbursement (b)    (.19)%    (.30)%    (.24)%
                                   ====      ====      ====
   Net expenses                    3.00%     3.70%     3.70%
                                   ====      ====      ====

The Korean
Investment Fund                  Class A  Class B   Class C                       Class A   Class B+  Class B++  Class C+  Class C++
                                 -------  -------   -------                       -------   --------  ---------  --------  ---------
   Management fees                 1.00%     1.00%     1.00%   After 1 year        $  667    $  723     $  323     $  423   $  323
   Distribution (12b-1) fees        .30%     1.00%     1.00%   After 3 years (d)   $1,403    $1,479     $1,279     $1,230   $1,230
   Other expenses                  2.40%     2.68%     2.43%   After 5 years (d)   $2,158    $2,241     $2,241     $2,147   $2,147
                                   ----      ----      ----    After 10 years (d)  $4,133    $4,476(c)  $4,476(c)  $4,487   $4,487
   Total fund
      operating expenses           3.70%     4.68%     4.43%
                                  =====     =====     =====
   Waiver and/or expense
      reimbursement (b)(e)        (1.20)%   (1.48)%   (1.23)%
                                  =====     =====     =====
   Net expenses                    2.50%     3.20%     3.20%
                                  =====     =====     =====

--------------------------------------------------------------------------------
+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a) Reflects the increase in the advisory fee effective as of December 7, 2000.
(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms.
(c)   Assumes Class B shares convert to Class A shares after eight years.
(d) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial period.

(e)   This waiver may not be changed without the consent of the Directors.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

TYPES OF COMPANIES OR COUNTRIES

Asian company is an entity that (i) is organized under the laws of an Asian country and conducts business in an Asian country, (ii) derives 50% or more of its total revenues from business in Asian countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in an Asian country.

Asian countries are Australia, the Democratic Socialist Republic of Sri Lanka, the Hong Kong Special Administrative Region of the People's Republic of China (Hong Kong), the Islamic Republic of Pakistan, Japan, the Kingdom of Thailand, Malaysia, Negara Brunei Darussalam (Brunei), New Zealand, the People's Republic of China, the People's Republic of Kampuchea (Cambodia), the Republic of China (Taiwan), the Republic of India, the Republic of Indonesia, the Republic of Korea (South Korea), the Republic of the Philippines, the Republic of Singapore, the Socialist Republic of Vietnam and the Union of Myanmar.

European company is a company (i) organized under the laws of a European country that issues equity or debt securities that are traded principally on a European stock exchange, or (ii) a company that derives 50% or more of its total revenues or profits from businesses in Europe.

Greater China company is an entity that (i) is organized under the laws of a Greater China country and conducts business in a Greater China country, (ii) derives 50% or more of its total revenues from businesses in Greater China countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a Greater China country. A company of a particular Greater China country is a company that meets any of these criteria with respect to that country.

Greater China countries are the People's Republic of China ("China"), the Hong Kong Special Administrative Region of the People's Republic of China ("Hong Kong") and the Republic of China ("Taiwan").

Health Care Industries include the health care and health care-related (including health sciences) industries. These industries are principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; companies that operate hospitals and other health care facilities; and companies engaged in medical, diagnostic, biochemical, biotechnological or other health sciences research and development.

International company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

Korean company is an entity that (i) is organized under the laws of Korea and conducts business in Korea, (ii) derives 50% or more of its total revenues from business in Korea, or (iii) issues equity or debt securities that are traded principally in Korea.

Non-U.S. company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and
(iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of a non-U.S. company are considered to be issued by a U.S. company.

RATING AGENCIES, RATED SECURITIES AND INDEXES

EAFE Index is Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index.

Fitch is Fitch, Inc., the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating Co.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or BBB and above by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Fund's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.

Alliance Premier Growth Fund

Alliance Premier Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 80% of its total assets in the equity securities of U.S. companies. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o     invest up to 20% of its net assets in convertible securities;

o     invest up to 20% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts;

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

o     invest up to 5% of its net assets in rights or warrants; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Health Care Fund

Alliance Health Care Fund seeks capital appreciation and, secondarily, current income. In seeking to achieve its investment objective, under normal circumstances the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in Health Care Industries. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.

The Fund seeks investments in both new, smaller and less seasoned companies and well-known, larger and established companies. Whenever possible, investments in new, smaller or less seasoned companies will be made with a view to benefiting from the development and growth of new products and markets in Health Care Industries. Investments in these companies may offer more reward but may also entail more risk than is generally true of larger, established companies.

While the Fund anticipates that a substantial portion of its portfolio will be invested in the securities of U.S. companies, the Fund is not limited to investing in such securities. Many companies in the forefront of world medical technology are located outside the United States, primarily in Japan and Europe. Accordingly, the Fund may invest up to 40% of its total assets in foreign securities, including up to 25% in issuers located in any one foreign country. However, no more than 5% of the Fund's total net assets may be invested in securities of issuers located in emerging market countries.

Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies that are expected to profit from the development of new products and services for these industries. Examples of such emerging technologies and services include:

o New methods for administering drugs to a patient, such as surgical implants and skin patches that enhance the effectiveness of the drugs and may reduce patient side effects by delivering the drugs in precise quantities over a prolonged time period or by evading natural body defense mechanisms which delay the effect of the drugs;

o Developments in medical imaging such as the application of computer technology to the output of conventional x-ray systems that allow for cross-sectional images of soft tissue and organs (CT scanning) and continuous imaging (digital radiography) as well as more advanced nuclear medicine, ultrasound and magnetic resonance imaging (MRI);

o Advances in minimally invasive surgical techniques, such as angioplasty and related technologies for diseased blood vessels and laser beams for the eye, general and cardiovascular surgery, which provide greater effectiveness, lower cost and improved patient safety than more traditional surgical techniques;

o New therapeutic pharmaceutical compounds that control or alleviate disease, including prescription and non-prescription drugs and treatment regimes for conditions not controlled, alleviated or treatable by existing medications or treatments and chemical or biological pharmaceuticals for use in diagnostic testing;

o Advances in molecular biology such as signal transduction, cell adhesion and cell to cell communication which have facilitated a rapid increase in new classes of drugs. These have included monoclonal antibodies, bio-engineered proteins and small molecules from novel synthesis and screening techniques;

o Genomics, which allows scientists to better understand the causes of human diseases, and in some cases has led to the manufacture of proteins for use as therapeutic drugs;

o Gene chips and other equipment that provides for the screening, diagnosis and treatment of diseases;

o The introduction of large scale business efficiencies to the management of nursing homes, acute and specialty hospitals as well as free-standing outpatient facilities, surgical centers and rehabilitation centers;

o Adaptations of microprocessors for use by pharmaceutical manufacturers, hospitals, doctors and others in Health Care Industries to increase distribution efficiency;

o Health care delivery organizations that combine cost effectiveness with high quality medical care and help address the rising cost of health care; and

o The sale of prescription drugs and other pharmaceuticals to consumers via the Internet.

The Fund's portfolio may also include companies that provide traditional products and services currently in use in Health Care Industries and that are likely to benefit from any increases in the general demand for such products and services. The following are examples of the products and services that may be offered by companies in Health Care Industries:

o Drugs or Pharmaceuticals, including both ethical and proprietary drugs, drug administration products and pharmaceutical components used in diagnostic testing;

o Medical Equipment and Supplies, including equipment and supplies used by health service companies and individual practitioners, such as electronic equipment used for diagnosis and treatment, surgical and medical instruments and other products designed especially for Health Care Industries;

o Health Care Services, including the services of clinical testing laboratories, hospitals, nursing homes, clinics, centers for convalescence and rehabilitation, and products and services for home health care; and

o Medical Research, including scientific research to develop drugs, processes or technologies with possible commercial application in Health Care Industries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o     enter into forward commitments for the purchase or sale of securities;

o make secured loans of portfolio securities of up to 20% of its total assets; and

o     enter into repurchase agreements.

Alliance Growth Fund

Alliance Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.

The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.

The Fund also may:

o     invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities, although not generally in excess of 20% of its total assets;

o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and enter into forward foreign currency exchange contracts;

o     enter into forward commitments;

o buy and sell stock index futures contracts and options on futures contracts and on stock indices;

o purchase and sell futures contracts and options on futures contracts and U.S. Treasury securities;

o     write covered call and put options;

o     purchase and sell put and call options;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to 25% of its total assets.

Alliance Technology Fund


Alliance Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). As a matter of fundamental policy, the Fund will invest at least 80% of its assets in the securities of these companies. The Fund normally will invest substantially all its assets in equity securities, but it also may invest in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities, in U.S. securities and up to 25% of its total assets in foreign securities.


The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund also may:


o write covered call options on its securities of up to 15% of its total assets and purchase call and put options, including index put options, of up to, for all options, 10% of its total assets;


o     invest up to 10% of its total assets in warrants; and

o     make loans of portfolio securities of up to 30% of its total assets.

Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

Alliance Quasar Fund

Alliance Quasar Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund also may:

o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

Alliance Mid-Cap Growth Fund

Alliance MId-Cap Growth Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. Under normal circumstances, the Fund will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. Prior to February 1, 2002, the Fund was known as The Alliance Fund. The Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Fund also may:

o write exchange-traded covered call options on up to 25% of its total assets;

o make secured loans of portfolio securities of up to 25% of its total assets; and

o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets.

TOTAL RETURN FUNDS

The Total Return Funds provide a range of investment alternatives to investors seeking both growth of capital and current income.


Alliance Growth and Income Fund

Alliance Growth and Income Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality. The Fund also may invest in fixed-income securities and convertible securities.


The Fund also may try to realize income by writing covered call options listed on domestic securities exchanges. The Fund also invests in foreign securities. Since the purchase of foreign securities entails certain political and economic risks, the Fund restricts its investments in these securities to issues of high quality.

The Fund also may:

o purchase and sell forward and futures contracts and options on these securities for hedging purposes; and

o make secured loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Alliance Balanced Shares

Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. Although the Fund's investment objective is not fundamental, the Fund is a "balanced" fund as a matter of fundamental policy. The Fund invests in equity securities of high-quality, financially strong, dividend-paying companies. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may make up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. These investments may include short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks to the extent that their values are attributable to their fixed-income characteristics. Other than this restriction, the percentage of the Fund's assets invested in each type of security will vary.

The Fund invests in U.S. Government securities, bonds, senior debt securities, and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund may invest up to 15% of its total assets in foreign equity and fixed-income securities eligible for purchase by the Fund under its investment policies described above.

The Fund also may:

o enter into contracts for the purchase or sale for future delivery of foreign currencies;

o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

o purchase and write put and call options on foreign currencies and enter into forward foreign currency exchange contracts for hedging purposes;

o subject to market conditions, write covered call options listed on a domestic exchange to realize income; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

As a balanced fund, the Fund has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

Alliance New Europe Fund

Alliance New Europe Fund seeks long-term capital appreciation through investment primarily in the equity securities of companies based in Europe. The Fund has a fundamental policy of normally investing at least 65% of its total assets in these securities. However, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of European companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may invest up to 20% of its net assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.

The Fund expects that it will invest primarily in the more established and liquid markets in Europe. However, the Fund may also invest in the lesser-developed markets in Europe including those countries in Southern and Eastern Europe, as well as the former communist countries in the Soviet Union. The Fund does not expect to invest more than 20% of its total assets in these developing markets under normal circumstances or more than 10% of its total assets in issuers based in any one of these developing countries.

In managing the Fund, Alliance utilizes a disciplined approach to invest on a bottom-up basis in those companies exhibiting the best available combination of sustainable fundamental growth at a reasonable price. Alliance's approach emphasizes proprietary qualitative and quantitative inputs provided by its in-house analysts. Internal analysis focuses primarily on large to upper-medium capitalization stocks (those with a market value of $3 billion and above). Country and industry exposures are by-products of the stock selection process. Alliance does not actively manage currency exposures for this Fund, but may hedge underlying exposures back to U.S. Dollars when conditions are perceived to be extreme.

Stock selection focuses on companies in growth industries that exhibit above-average growth based on a competitive or sustainable advantage based on brand, technology, or market share. A stock is typically sold when its relative fundamentals are no longer as attractive as other investment opportunities available to the Fund. This may be a function of the stock having achieved its fair market value, deterioration in fundamentals relative to Alliance's expectations, or because the management team loses confidence in company management.

The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries. The Fund's investment policies do not require that the Fund concentrate its investments in any single country. However, these policies also do not prevent the Fund from concentrating its investments in a single country and in recent years the Fund has invested more than 25% of its total assets in the United Kingdom. The Fund may invest without limit in any single European country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o invest in depositary receipts or other securities convertible into securities of companies based in European countries, debt securities of supranational entities denominated in the Euro or the currency of any European country, debt securities denominated in the Euro of an issuer in a European country (including supranational issuers), and "semi-governmental securities";

o     purchase and sell forward contracts;

o write covered call or put options and sell and purchase exchange-traded put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     enter into forward commitments;

o     enter into standby commitment agreements; and

o make secured loans of portfolio securities of up to 30% of its total assets.

The Fund's investments in foreign countries and smaller countries may have more risk because they tend to be more volatile than the overall stock market. To the extent the Fund invests a substantial amount of its assets in a particular European country, your investment is subject to the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in U.S. Dollar- or foreign currency-denominated fixed-income securities have interest rate and credit risk.

Alliance Worldwide Privatization Fund

Alliance Worldwide Privatization Fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below). However, under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities of enterprises that are undergoing, or have undergone, privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.

The Fund's investments in enterprises undergoing privatization may comprise three distinct situations. First, the Fund may invest in the initial offering of publicly traded equity securities (an "initial equity offering") of a government- or state-owned or controlled company or enterprise (a "state enterprise"). Secondly, the Fund may purchase securities of a current or former state enterprise following its initial equity offering. Finally, the Fund may make privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. Alliance believes that substantial potential for capital appreciation exists as privatizing enterprises rationalize their management structures, operations and business strategies in order to compete efficiently in a market economy and the Fund will thus emphasize investments in such enterprises.

Privatization is a process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Governments and states with established economies, including France, Great Britain, Germany, and Italy, and those with developing economies, including Argentina, Mexico, Chile, Indonesia, Malaysia, Poland, and Hungary, are engaged in privatizations. The Fund will invest in any country believed to present attractive investment opportunities.

A major premise of the Fund's approach is that the equity securities of privatized companies offer opportunities for significant capital appreciation. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership. Additionally, these enterprises often dominate their local markets and typically have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 15% of its total assets in issuers in any one foreign country, except that the Fund may invest up to 30% of its total assets in issuers in any one of France, Germany, Great Britain, Italy and Japan. The Fund may invest all of its assets within a single region of the world.

The Fund may invest up to 35% of its total assets in debt securities and convertible debt securities. The Fund may maintain no more than 5% of its net assets in lower-rated securities. The Fund will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o     make short sales of securities or maintain a short position;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Investments in non-U.S. companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in debt securities and convertible securities have interest risk and credit risk.

Alliance International Premier Growth Fund

Alliance International Premier Growth Fund seeks long-term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 50 companies will be represented in the Fund's portfolio, and the 35 most highly regarded of these companies usually will constitute approximately 70%, and often more, of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.

Alliance expects that the market capitalization of the companies represented in the Fund's portfolio will generally be in excess of $10 billion.

Within the investment framework of the Fund, Alliance's Large Cap Growth Group, headed by Alfred Harrison, Alliance's Vice Chairman, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing the Alliance Premier Growth Fund.

In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in the approximately 35 most highly regarded of these companies. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in issuers in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concentrates its assets within one region or country, the Fund may be subject to any special risks associated with that region or country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.

In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:

o     invest up to 20% of its total assets in convertible securities;

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into standby commitment agreements;

o     enter into forward commitments;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% of its net assets as collateral for short sales;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Global Small Cap Fund

Alliance Global Small Cap Fund seeks long-term growth of capital through investment in a global portfolio of the equity securities of selected companies with relatively small market capitalizations. The Fund's portfolio emphasizes companies with market capitalizations that would have placed them (when purchased) in about the smallest 20% by market capitalization of actively traded U.S. companies. Because the Fund applies the U.S. size standard on a global basis, its foreign investments might rank above the lowest 20%, and, in fact, might in some countries rank among the largest, by market capitalization in local markets. Normally, the Fund invests at least 80% of its net assets in equity securities of these smaller capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. These companies are located in at least three countries, one of which may be the U.S. The Fund may invest up to 20% of its net assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund's portfolio securities may be listed on a U.S. or foreign exchange or traded over-the-counter.

The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o invest in depositary receipts or other securities representing securities of companies based in countries other than the U.S.;

o     purchase or sell forward foreign currency contracts;

o write covered call options on its securities of up to 15% of its total assets, and purchase exchange-traded call and put options, including put options on market indices of up to, for all options, 10% of its total assets; and

o make secured loans of portfolio securities of up to 30% of its total assets.

One of the Fund's principal risks is its investments in smaller capitalization companies. Alliance believes that smaller capitalization companies often have sales and earnings growth rates exceeding those of larger companies and that these growth rates tend to cause more rapid share price appreciation. Investing in smaller capitalization stocks, however, involves greater risk than is associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources. They may be dependent for management on one or a few key persons and can be more susceptible to losses and risks of bankruptcy. Their securities may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings. For these reasons, the Fund's investments may have a greater chance of loss than investments in securities of larger capitalization companies. In addition, transaction costs in small capitalization stocks may be higher than in those of larger capitalization companies.

The Fund's investments in international companies and in smaller companies will be more volatile and may differ substantially from the overall U.S. market.


Alliance Greater China '97 Fund


Alliance Greater China '97 Fund is a non-diversified investment company that seeks long-term capital appreciation through investment, under normal circumstances, of at least 80% of its net assets in equity securities issued by Greater China companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund expects to invest a significant portion, which may be greater than 50%, of its assets in equity securities of Hong Kong companies and may invest, from time to time, all of its assets in Hong Kong companies or companies of either of the other Greater China countries.

Alliance believes that over the long term conditions are favorable for expanding economic growth in all three Greater China countries. It is this potential which the Fund hopes to take advantage of by investing both in established and new and emerging Greater China companies. Appendix A has additional information about the Greater China countries.

In addition to investing in equity securities of Greater China companies, the Fund may invest up to 20% of its total assets in (i) debt securities issued or guaranteed by Greater China companies or by Greater China governments, their agencies or instrumentalities and (ii) equity or debt securities issued by issuers other than Greater China companies. The Fund will invest only in investment grade securities. The Fund will normally sell a security that is downgraded below investment grade or is determined by Alliance to have undergone a similar credit quality deterioration.


The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 20% of its net assets in loans and other direct debt securities;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

All or some of the policies and practices listed above may not be available to the Fund in the Greater China countries and the Fund will utilize these policies only to the extent permissible.

The Fund's investments in Greater China companies will be significantly more volatile and may differ significantly from the overall U.S. market. Your investment also has the risk that market changes or other events affecting the Greater China countries may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance All-Asia Investment Fund


Alliance All-Asia Investment Fund's investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities (for the purposes of this investment policy, rights, warrants, and options to purchase common stocks are not deemed to be equity securities), preferred stocks and equity-linked debt securities issued by Asian companies. The Fund may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities. The Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of Asian companies and Asian debt securities. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may also invest in securities issued by non-Asian issuers. The Fund expects to invest, from time to time, a significant portion, which may be in excess of 50%, of its assets in equity securities of Japanese companies.


The Fund will invest in companies believed to possess rapid growth potential. Thus, the Fund will invest in smaller, emerging companies, but will also invest in larger, more established companies in such growing economic sectors as capital goods, telecommunications, and consumer services.


The Fund will invest primarily in investment grade debt securities, but may maintain no more than 5% of its net assets in lower-rated securities, lower-rated loans, and other lower-rated direct debt instruments. The Fund will not retain a security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.


The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 25% of its net assets in loans and other direct debt instruments;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

The Fund's investments in Asian and Pacific region countries will be significantly more volatile and may differ significantly from the overall U.S. market. To the extent the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.

The Korean Investment Fund

The Korean Investment Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Korean companies. The Fund normally invests at least 80% of its net assets in securities of Korean issuers. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. As a matter of fundamental policy, the Fund normally invests at least 65% of its total assets in equity securities of Korean companies. The Fund invests in Korean companies that, in the opinion of Alliance, possess the potential for growth, including established companies in industry sectors such as telecommunications, electronics and consumer products. While investment in large companies is emphasized, on occasion the Fund may invest in smaller companies believed by Alliance to have growth potential. In particular, the Fund invests in securities of Korean companies that Alliance believes are likely to benefit from the emergence of new markets for their products.


The Fund also may invest up to 35% of its total assets in debt securities, including U.S. Dollar or Won-denominated debt securities issued by Korean companies. The Fund also may invest in debt securities issued by the Korean government or in U.S. Government securities. The Fund may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, of equivalent credit quality as determined by Alliance. The Fund expects that it will not retain a debt security, which is downgraded below BBB or Baa or, if unrated, determined by Alliance to have undergone similar credit quality deterioration.


The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o purchase and sell forward contracts, including forward foreign currency exchange contracts;

o     enter into forward commitments;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase or sell listed or unlisted foreign currency options, foreign currency futures and related options on foreign currency futures;

o write covered put and call options and purchase put and call options on securities in which it may invest;

o     write call options for cross-hedging purposes;

o     enter into standby commitment agreements;

o make short sales of securities or maintain a short position, in each case only if against the box;

o     invest up to 15% of its net assets in illiquid securities;

o     enter into repurchase agreements; and

o make secured loans of portfolio securities of up to 30% of its total assets.

All or some of the policies and practices listed above may not be available to the Fund under United States or Korean law and the Fund will utilize these policies only to the extent permissible.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.

Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Equity-Linked Debt Securities. Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by Alliance Health Care Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund or The Korean Investment Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Forward Contracts. A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

Forward Foreign Currency Exchange Contracts. A Fund may purchase or sell forward foreign currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward foreign currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward foreign currency exchange contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward foreign currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward foreign currency exchange contracts.


Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. Alliance New Europe Fund and Alliance Global Small Cap Fund will not enter into a forward foreign currency exchange contract with a term of more than one year or if, as a result, more than 50% of its total assets would be committed to such contracts. Alliance New Europe Fund's, Alliance Global Small Cap Fund's, and The Korean Investment Fund's investments in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Alliance Growth Fund also may purchase and sell foreign currency on a spot basis.

Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except that the limit is 10% for Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, and Alliance Global Small Cap Fund and 5% for Alliance Mid-Cap Growth Fund and Alliance Growth Fund. Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and
(iii) repurchase agreements not terminable within seven days.


Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Fund.

A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Fund that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). With respect to Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, the exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.

A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. A Fund will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized rating organization. Alliance will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they may be less liquid than swaps.

The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Alliance were to incorrectly forecast market values, interest rates and other applicable factors, the investment performance of a Fund would be adversely affected by the use of these investment techniques. Moreover, even if Alliance is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Fund that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if a Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Alliance Technology Fund and Alliance Global Small Cap Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts).

All options written by The Korean Investment Fund must be "covered," and must remain "covered" as long as the Fund is obligated as a writer. The Korean Investment Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by Alliance. Alliance has adopted procedures for monitoring the creditworthiness of such entities.

Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. For Funds that may invest in options on currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on currencies.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund may purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.


No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets, or in the case of Alliance International Premier Growth Fund 100% of its total assets. Alliance Premier Growth Fund, Alliance Growth and Income Fund, Alliance Quasar Fund and Alliance Balanced Shares may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. Alliance Premier Growth Fund, Alliance Growth and Income Fund, Alliance Quasar Fund and Alliance Balanced Shares may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.


Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date. The Korean Investment Fund may invest up to 20% of its total assets in rights and warrants.

Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund each may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Funds may not make a short sale if as a result more than 10% of the Fund's net assets would be held as collateral for short sales. The other Funds may utilize short selling in order to attempt both to protect their portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may not make a short sale if as a result more than 25% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% with respect to Alliance New Europe Fund and 50% with respect to Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund of the Fund's assets at the time of making the commitment. The Korean Investment Fund will not enter into a standby commitment with a remaining term in excess of 45 days and will limit its investments in standby commitments so that the aggregate purchase price of the securities subject to the commitments, together with the value of portfolio securities that are not readily marketable, will not exceed 25% of the Fund's assets at the time of making the commitment.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event that the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

ADDITIONAL RISK CONSIDERATIONS

Investment in certain of the Funds involves the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.


Currency Considerations. Substantially all of the assets of Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund and a substantial portion of the assets of Alliance Global Small Cap Fund are invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.


Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.


Alliance New Europe Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and The Korean Investment Fund may invest substantial amounts of their assets in United Kingdom issuers, Japanese issuers, Greater China and/or Korean issuers. Please refer to Appendix A for a discussion of risks associated with investments in these countries.


Investment in Privatized Enterprises by Alliance Worldwide Privatization Fund. In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized. Furthermore, in the case of certain of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Most state enterprises or former state enterprises go through an internal reorganization of management prior to conducting an initial equity offering in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. After making an initial equity offering, enterprises that may have enjoyed preferential treatment from the respective state or government that owned or controlled them may no longer receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Alliance New Europe Fund and Alliance Global Small Cap Fund will emphasize investment in, and Alliance All-Asia Investment Fund and Alliance Greater China '97 Fund may emphasize investment in, smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between five and 30 years in the case of Alliance All-Asia Investment Fund, and between one year or less and 30 years in the case of all other Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.

Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


Each Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of June 30, 2002 totaling more than $412 billion (of which more than $157 billion represented assets of investment companies). As of June 30, 2002, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 44 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 57 registered investment companies managed by Alliance, comprising 145 separate investment portfolios, currently have more than 7.5 million shareholder accounts.


Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:


                                  Fee as a percentage of          Fiscal
Fund                             average daily net assets*      Year Ending
----                             -------------------------      -----------
Alliance Premier Growth
   Fund                                      .93%                11/30/01
Alliance Health Care Fund                    .95                  6/30/02
Alliance Growth Fund                         .71                 10/31/01
Alliance Technology Fund                     .94                 11/30/01
Alliance Quasar Fund                         .93                  9/30/01
Alliance Mid-Cap Growth Fund                 .71                 11/30/01
Alliance Growth and Income
   Fund**                                    .60                 10/31/01
Alliance Balanced Shares                     .50                  7/31/02
Alliance New Europe Fund                     .99                  7/31/02
Alliance Worldwide
   Privatization Fund                       1.00                  6/30/02
Alliance International
   Premier Growth Fund                      1.00                 11/30/01
Alliance Global Small
   Cap Fund                                 1.00                  7/31/02
Alliance Greater China
   '97 Fund                                   -0-                 7/31/02
Alliance All-Asia Investment
   Fund                                      .90                 10/31/01
Korean Investment Fund                        -0-                 6/30/02

--------------------------------------------------------------------------------

* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.
**    Reflects the increase in the advisory fee effective December 7, 2000.


In connection with providing advisory services to Alliance Greater China '97 Fund, Alliance has, at its expense, retained as a consultant New Alliance, a joint venture company headquartered in Hong Kong, which was formed in 1997 by Alliance and Sun Hung Kai Properties Limited. New Alliance provides Alliance with ongoing, current, and comprehensive information and analysis of conditions and developments in Greater China countries.


Portfolio Managers

The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund's portfolio, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.

                                                                                 Principal Occupation/
                                                                                 During the Past
Fund                                   Employee; Year; Title                     Five (5) Years
-------------------------------------------------------------------------------------------------------------
Alliance Premier                       Alfred Harrison; since                    *
Growth Fund                            inception--Vice Chairman
                                       of Alliance Capital
                                       Management Corporation
                                       (ACMC)**


Alliance Health Care                   Norman Fidel; since inception             *
Fund                                   --Senior Vice President
                                       of ACMC


Alliance Growth                        Jane Mack Gould+; since 2000              *
Fund                                   --Senior Vice President
                                       of ACMC*

                                       Alan Levi; since 2000--                   *
                                       Senior Vice President of ACMC

Alliance Technology                    Gerald T. Malone; since 1992              *
Fund                                   --Senior Vice President
                                        of ACMC

Alliance Quasar                        Bruce Aronow; since 1999                  Associated with
Fund                                   --Senior Vice President                   Alliance since 1999;
                                       of ACMC                                   prior thereto, Vice
                                                                                 President at Invesco since
                                                                                 1998, prior thereto, Vice
                                                                                 President at LGT Asset
                                                                                 Management since prior to
                                                                                 1997.

Alliance Mid-Cap
Growth Fund                            John L. Blundin; since 2001               *
                                       --Executive Vice
                                       President of ACMC

                                       Alan Levi; since 2001                     *
                                       --(see above)


                                       Catherine Wood; since 2002                Associated with
                                       --Senior Vice President                   Alliance since 2001;
                                       of ACMC                                   prior thereto,
                                                                                 general partner and
                                                                                 portfolio manager with
                                                                                 Tupelo Capital Management
                                                                                 since prior to 1997.

Alliance Growth and                    Paul Rissman; since 1994                  *
Income Fund                            --Senior Vice President
of ACMC

                                       Craig Ayers; since 2002                   Associated with Alliance
                                       --Vice President of ACMC                  since prior to 1997.

                                       Aryeh Glatter; since 2002                 Associated with Alliance
                                       --Senior Vice President                   since prior to 1997.
                                       of ACMC

                                       Susanne M. Lent; since 2002               Associated with Alliance
                                       --Senior Vice President                   since prior to 1997.
                                       of ACMC


Alliance Balanced                      Paul Rissman; since 1997                  *
Shares                                 --(see above)

Alliance New                           Stephen Beinhacker; since                 *
Europe Fund                            1997--Senior Vice President
                                       of ACMC


Alliance Worldwide                     Edward Baker III; since 2002              *
Privatization Fund                     Senior Vice President of ACMC


Alliance International                 Guru M. Baliga; since 2001                Associated with Alliance
Premier Growth Fund                    --Senior Vice President                   since 1998; prior thereto,
                                       of ACMC                                   senior portfolio manager and
                                                                                 head of the research based
                                                                                 large cap growth team at
                                                                                 American Express Financial
                                                                                 Corporation since prior to
                                                                                 1997.

Alliance Global                        Bruce Aronow; since 1999                  (see above)
Small Cap Fund                         --(see above)


                                       Edward Baker III; since 2002              *
                                       --(see above)

Alliance Greater                       Matthew W.S. Lee; since 1997              Associated with Alliance
China '97 Fund                         --Vice President of ACMC                  since 1997; prior thereto,
                                                                                 associated with National
                                                                                 Mutual Funds Management
                                                                                 (Asia) and James Capel and
                                                                                 Co.



Alliance All-Asia                      Hiroshi Motoki; since 1998                *
Investment Fund                        --Senior Vice President
                                       of ACMC and director of
                                       Japanese/Asian Equity
                                       research

                                       Manish Singhai; since 2000                Associated with Alliance
                                       --Vice President of ACMC                  since 1998; prior thereto,
                                                                                 associated with Caspian
                                                                                 Securities Ltd. as head of
                                                                                 Asian technology research.

The Korean                             Edward Baker III; since 1996              *
Investment Fund                        --(see above)


                                       Bhaskar Laxminarayan;                     *
                                       since 2002
                                       --Vice President of ACMC


--------------------------------------------------------------------------------
      *     Unless indicated otherwise, persons associated with Alliance have been employed in a substantially similar capacity to their current position.
      **    The sole general partner of Alliance.

      +     Until December 31, 2002.


Performance of Similarly Managed Portfolios. In addition to managing the assets of Alliance Premier Growth Fund, Mr. Harrison has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for Alliance Premier Growth Fund, except for the ability of Alliance Premier Growth Fund to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios also are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which Alliance Premier Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.


Set forth below is performance data provided by Alliance relating to the Historical Portfolios for the period during which Mr. Harrison has managed the Historical Portfolios as an employee of Alliance. As of September 30, 2002, the assets in the Historical Portfolios totaled approximately $3.2 billion and the average size of an institutional account in the Historical Portfolio was approximately $161 million. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to those accounts, calculated on a quarterly basis. Alliance has prepared and presented this data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"). AIMR has not been involved with the preparation of this data. The data has not been adjusted to reflect any fees that will be payable by Alliance Premier Growth Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for Alliance Premier Growth Fund. Expenses associated with the distribution of Class A, Class B, and Class C shares of Alliance Premier Growth Fund in accordance with the plan adopted by Alliance Premier Growth Fund's Board of Directors under Commission Rule 12b-1 are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

To the extent Alliance Premier Growth Fund does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 Index and Russell 1000 Growth Index may not be substantially comparable to Alliance Premier Growth Fund. The S&P 500 Index and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000 Growth Index do not reflect the deduction of any fees. If Alliance Premier Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, Alliance Premier Growth Fund's performance relative to the index would be reduced by Alliance Premier Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on Alliance Premier Growth Fund's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios and the Alliance Premier Growth Fund as measured against certain broad based market indices. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of Alliance Premier Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

Schedule of Composite Investment Performance--Historical Portfolios*


                   Premier       Premier                                         Russell
                   Growth        Growth                                           1000
                    Fund          Fund          Historical        S&P 500        Growth
                  (Class A    (Class A with     Portfolios         Index          Index
                   at NAV)     Sales Load)    Total Return**   Total Return   Total Return
1/1/02-
9/30/02***..       (33.86)%       (36.66)%       (31.96)%       (28.15)%        (32.70)%
Year ended
December 31:
2001***.....       (23.92)        (27.17)        (23.43)        (11.88)         (20.42)
2000***.....       (19.87)        (23.28)        (18.19)         (9.10)         (22.42)
1999***.....        28.98          23.51          29.66          21.03           33.16
1998***.....        49.31          42.97          52.16          28.60           38.71
1997***.....        32.67          27.05          34.65          33.36           30.49
1996***.....        24.14          18.84          22.06          22.96           23.12
1995***.....        46.87          40.66          39.83          37.58           37.19
1994........        (5.80)         (9.78)         (4.79)          1.32            2.66
1993........         9.98           5.35          10.54          10.08            2.90
1992........           --             --          12.18           7.62            5.00
1991........           --             --          38.91          30.47           41.16
1990........           --             --          (1.57)         (3.10)          (0.26)
1989........           --             --          38.80          31.69           35.92
1988........           --             --          10.88          16.61           11.27
1987........           --             --           8.49           5.25            5.31
1986........           --             --          27.40          18.67           15.36
1985........           --             --          37.41          31.73           32.85
1984........           --             --          (3.31)          6.27           (0.95)
1983........           --             --          20.80          22.56           15.98
1982........           --             --          28.02          21.55           20.46
1981........           --             --          (1.09)         (4.92)         (11.31)
1980........           --             --          50.73          32.50           39.57
1979........           --             --          30.76          18.61           23.91

                         Premier       Premier                                         Russell
                         Growth        Growth                                           1000
                          Fund          Fund          Historical        S&P 500        Growth
                        (Class A    (Class A with     Portfolios         Index          Index
                         at NAV)     Sales Load)    Total Return**   Total Return   Total Return
Cumulative
total return
for the period
January 1, 1979
to September 30,
2002................        --           --             2,558%          1,728%            1,268%


--------------------------------------------------------------------------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion. Total returns for Alliance Premier Growth Fund are for Class A shares, with imposition of the maximum 4.25% sales charge and without the imposition of sales charges.
**    Net of all fees charged by Alliance.
*** During this period, the Historical Portfolios differed from Alliance Premier Growth Fund in that Alliance Premier Growth Fund invested a portion of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based.


The average annual total returns presented below are based upon the cumulative total return as of September 30, 2002 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.


AVERAGE ANNUAL TOTAL RETURNS


                                   Premier       Premier
                                   Growth         Growth                                    Russell
                                    Fund           Fund                                       1000
                                  (Class A     (Class A with     Historical     S&P 500      Growth
                                   at NAV)      Sales Load)      Portfolios      Index       Index
One year ................          (26.88)%       (30.00)%        (24.73)%      (20.47)%    (22.51)%
Three years .............          (21.39)        (22.53)         (19.86)       (12.88)     (19.59)
Five years ..............           (5.44)         (6.26)          (3.76)        (1.62)      (4.87)
Ten years ...............            7.81           7.33            8.28          8.99        6.68
Since January 1, 1979 ...              --             --           14.81         13.02       11.65


--------------------------------------------------------------------------------

The Funds' SAIs have more detailed information about Alliance and other Fund service providers.


Litigation. On December 7, 2001, a complaint entitled Benak v. Alliance
Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in federal district court in the District of New Jersey against Alliance Capital Management L.P. ("Alliance") and Alliance Premier Growth
Fund alleging violation of the 1940 Act. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Alliance Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Alliance Premier Growth Fund purchased shares of Enron and as a consequence thereof the investment advisory fees paid to Alliance by Alliance Premier Growth Fund should be returned as a means of recovering for Alliance Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of certain fees paid by Alliance Premier Growth Fund to Alliance. On December 21, 2001, a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in federal district court in the Middle District of Florida, Tampa Division, against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Roy Complaint are virtually identical to the Benak Complaint. On March 13, 2002, the court granted the defendants' motion to transfer the Roy Complaint to federal district court in the District of New Jersey. On December 26, 2001, a complaint entitled Roffe v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roffe Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Roffe Complaint are virtually identical to the Benak Complaint. On February 14, 2002, a complaint entitled Tatem v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Tatem Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Tatem Complaint are virtually identical to the Benak Complaint. On March 6, 2002, a complaint entitled Gissen v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Gissen Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Gissen Complaint are virtually identical to the Benak Complaint. On July 11, 2002, a complaint entitled Pfeiffer v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Pfeiffer Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Pfeiffer Complaint are virtually identical to the Benak Complaint. On May 8, 2002, the court granted the motion of the plaintiffs in the Benak, Roy, Roffe, Tatem and Gissen cases to consolidate those complaints. Alliance and Alliance Premier Growth Fund believe that plaintiff's allegations are without merit and intend to vigorously defend against the allegations.

On September 12, 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in federal district court in the Southern District of New York against Alliance, Alfred Harrison and Alliance Premier Growth Fund, alleging violation of the
1940 Act. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Alliance Premier Growth
Fund by causing Alliance Premier Growth Fund to invest in the securities of Enron and that the agreements between the Alliance Premier Growth and Alliance violated the 1940 Act because all of the directors of Alliance Premier Growth Fund should be deemed interested under the 1940 Act. Plaintiff seeks damages equal to Alliance Premier Growth Fund's losses as a result of Alliance Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. Alliance, Alliance Premier Growth Fund and Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

The Funds' net asset value or NAV is calculated at 4 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Your purchase of Fund shares may be subject to an initial sales charge. Sales of Fund shares may be subject to a contingent deferred sales charge or CDSC. See Distribution Arrangements, for details.

HOW TO BUY SHARES

You may purchase a Fund's shares through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Funds' principal underwriter, Alliance Fund Distributors, Inc., or AFD.

Minimum investment amounts are:

         --Initial:                         $1,000
         --Subsequent:                      $   50
         --Automatic Investment Program:    $   25

If you are an existing Fund shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Subscription Application. Call 800-221-5672 to arrange a transfer from your bank account.


A Fund is required to withhold 30% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


A Fund may refuse any order to purchase shares. In particular, the Funds reserve the right to restrict purchases of shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next determined NAV, without sales or service charges. Exchanges of Conversion Class A Shares of The Korean Investment Fund are subject to a temporary redemption fee, as described below. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary. Conversion Class A Shares of The Korean Investment Fund are subject to a temporary redemption fee, as described below. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). Redemption and exchanges of The Korean Investment Fund's Conversion Class A Shares are subject to a temporary redemption fee, payable to the Fund, equal to 2.0% of the net asset value of the shares redeemed or exchanged during the first 12 months following the Conversion.

o Selling Shares Through Your Broker

Your broker must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC or for The Korean Investment Fund, temporary redemption fee. Your broker is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o Selling Shares Directly to the Fund

By Mail:

      -- Send a signed letter of instruction or stock power, along with certificates, to:

                     Alliance Global Investor Services, Inc.
                                  P.O. Box 1520
                            Secaucus, N.J. 07906-1520
                                  800-221-5672

      -- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

      -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      -- A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

      -- If you have selected electronic funds transfer in your Shareholder
         Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      -- Redemption requests by electronic funds transfer may not exceed
         $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      -- Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------
                            DIVIDENDS, DISTRIBUTIONS
                                    AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.


For federal income tax purposes, a Fund's distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Distributions of long-term capital gains generally will be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes. Dividends and distributions are taxable whether you receive them in cash or shares or reinvest a cash distribution in additional shares.


Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

Each year shortly after December 31, each Fund will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------
                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Share Classes. The Funds offer three classes of shares through this prospectus.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

You can purchase Class A shares at NAV with an initial sales charge as follows:

                              Initial Sales Charge

                                 As % of          As % of       Commission
                               Net Amount        Offering       to Dealer/
                                Invested           Price         Agent as
                                                                   % of
                                                                 Offering
Amount Purchased                                                   Price
--------------------------------------------------------------------------------
Up to $100,000                     4.44%          4.25%           4.00%
$100,000 up to $250,000            3.36           3.25            3.00
$250,000 up to $500,000            2.30           2.25            2.00
$500,000 up to $1,000,000          1.78           1.75            1.50

You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% CDSC if you redeem your shares within 1 year. Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges under a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value Programs. Consult the Subscription Application and a Fund's SAI for additional information about these options.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE

You can purchase Class B Shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within 4 years of purchase. The CDSC varies depending on the number of years you hold the shares. The CDSC amounts are:

                  Years Since Purchase          CDSC
                  First                         4.0%
                  Second                        3.0%
                  Third                         2.0%
                  Fourth                        1.0%
                  Fifth                         None

If you exchange your shares for the Class B shares of another Alliance Mutual Fund, the CDSC also will apply to those Class B shares. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

The Fund's Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another Alliance Mutual Fund, the conversion period runs from the date of your original purchase.

CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE

You can purchase Class C shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Alliance Mutual Fund, the 1% CDSC also will apply to those Class C shares. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Fund.

Asset-based Sales Charge or Rule 12b-1 Fees. Each Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                    Rule 12b-1 Fee (As a Percentage of
                    Aggregate Average Daily Net Assets)
Class A                              .30%*
Class B                             1.00%
Class C                             1.00%

--------------------------------------------------------------------------------
* The fee under the Rule 12b-1 Plan for the Class A shares of Alliance Growth Fund and Alliance Premier Growth Fund is .50% of the aggregate average daily net assets. The Directors of Alliance Growth Fund currently limit the payments to .30%. The Directors of Alliance Premier Growth Fund limit payments for Class A shares purchased after November 1993 to .30% of aggregate average daily net assets.

Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. All or a portion of these fees may be paid to financial intermediaries.

Choosing a Class of Shares. The decision as to which class of shares is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider purchasing Class A shares. If you are making a smaller investment, you might consider purchasing Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and no CDSC as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000.

You should consult your financial agent to assist in choosing a class of Fund shares.

Application of the CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption (or, as to Fund shares acquired through an exchange, the cost of the Alliance Mutual Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Fund may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans, or under a monthly, bimonthly, or quarterly systematic withdrawal plan. See the Fund's SAI for further information about CDSC waivers.

Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, or Class C shares made through your financial representative. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the attached Subscription Application. You also may request a shareholder's manual explaining all available services by calling 800-227-4618.

Employee Benefit Plans. Certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution retirement plans ("Employee Benefit Plans"), may establish requirements as to the purchase, sale or exchange of shares, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. Employee Benefit Plans also may not offer all classes of shares of the Funds. In order to enable participants investing through Employee Benefit Plans to purchase shares of the Funds, the maximum and minimum investment amounts may be different for shares purchased through Employee Benefit Plans from those described in this Prospectus. In addition, the Class A, Class B, and Class C CDSC may be waived for investments made through Employee Benefit Plans.

Householding. Many shareholders of the Alliance Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all Alliance Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the independent accountants for Alliance Mid-Cap Growth Fund, Alliance Growth Fund, Alliance Premier Growth Fund, Alliance Health Care Fund, Alliance International Premier Growth Fund, Alliance Balanced Shares, Alliance Worldwide Privatization Fund, and Alliance Growth and Income Fund, and by Ernst & Young LLP, the independent auditors for Alliance All-Asia Investment Fund, Alliance Technology Fund, Alliance Quasar Fund, Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance Greater China '97 Fund, whose reports, along with each Fund's financial statements, are included in each Fund's annual report, which is available upon request.

The financial highlights table for The Korean Investment Fund, which was converted to an open-end fund on the Conversion Date, December 3, 2001, shows the Fund's financial history for the past 5 years. Shares of the Closed-end Fund outstanding on the Conversion Date were designated Class A Shares of the Fund. Certain information reflects financial results for a single share of the Fund while it was operated as a closed-end fund. The information presented below for periods prior to the conversion does not reflect certain increased expenses for the Class A shares of the Fund that commenced on the Conversion Date. The Fund's Class A shares are expected to have higher total expenses than those of the Fund's shares while it was operated as a closed-end fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the Fund's independent accountants, whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

                                                            Income from Investment Operations
                                                   --------------------------------------------------
                                                                          Net Gains
                                       Net Asset                         or Losses on
                                         Value,                          Securities        Total from
                                       Beginning    Net Investment     (both realized      Investment
      Fiscal Year or Period            of Period   Income (Loss)(a)    and unrealized)     Operations
      ---------------------            ---------   ----------------    ---------------     ----------
Alliance Premier
Growth Fund
   Class A
   12/1/01 to 5/31/02+++ .........     $ 20.24          $ (.10)             $ (2.84)        $ (2.94)
   Year ended 11/30/01............       29.51            (.19)               (6.43)          (6.62)
   Year ended 11/30/00............       35.82            (.26)               (3.69)          (3.95)
   Year ended 11/30/99............       27.50            (.28)                9.21            8.93
   Year ended 11/30/98............       22.00            (.15)                7.11            6.96
   Year ended 11/30/97............       17.98            (.10)                5.20            5.10

   Class B
   12/1/01 to 5/31/02+++ .........     $ 18.78          $ (.16)             $ (2.63)        $ (2.79)
   Year ended 11/30/01............       27.76            (.35)               (5.98)          (6.33)
   Year ended 11/30/00............       34.05            (.48)               (3.45)          (3.93)
   Year ended 11/30/99............       26.33            (.48)                8.81            8.33
   Year ended 11/30/98............       21.26            (.30)                6.83            6.53
   Year ended 11/30/97............       17.52            (.23)                5.05            4.82

   Class C
   12/1/01 to 5/31/02+++ .........     $ 18.81          $ (.16)             $ (2.63)        $ (2.79)
   Year ended 11/30/01............       27.80            (.35)               (5.99)          (6.34)
   Year ended 11/30/00............       34.09            (.48)               (3.45)          (3.93)
   Year ended 11/30/99............       26.36            (.49)                8.83            8.34
   Year ended 11/30/98............       21.29            (.31)                6.84            6.53
   Year ended 11/30/97............       17.54            (.24)                5.07            4.83

Alliance Health Care Fund
   Class A
   Year ended 6/30/02.............     $ 11.20          $ (.12)             $ (1.22)        $ (1.34)
   Year ended 6/30/01.............       12.40            (.11)               (1.00)          (1.11)
   8/27/99++ to 6/30/00...........       10.00            (.06)(b)             2.46            2.40

   Class B
   Year ended 6/30/02.............     $ 11.05          $ (.20)             $ (1.19)        $ (1.39)
   Year ended 6/30/01.............       12.33            (.19)               (1.00)          (1.19)
   8/27/99++ to 6/30/00...........       10.00            (.13)(b)             2.46            2.33

   Class C
   Year ended 6/30/02.............     $ 11.05          $ (.20)             $ (1.19)        $ (1.39)
   Year ended 6/30/01.............       12.33            (.19)               (1.00)          (1.19)
   8/27/99++ to 6/30/00...........       10.00            (.12)(b)             2.45            2.33

Alliance Growth Fund
   Class A
   11/1/01 to 4/30/02+++ .........     $ 27.40          $ (.14)             $   .39         $   .25
   Year ended 10/31/01............       52.42            (.22)              (19.10)         (19.32)
   Year ended 10/31/00............       56.32            (.17)                3.71            3.54
   Year ended 10/31/99............       47.17            (.15)               13.01           12.86
   Year ended 10/31/98............       43.95            (.05)                6.18            6.13
   Year ended 10/31/97............       34.91            (.10)               10.17           10.07

   Class B
   11/1/01 to 4/30/02+++ .........     $ 19.56          $ (.18)             $   .29         $   .11
   Year ended 10/31/01............       39.49            (.34)              (13.89)         (14.23)
   Year ended 10/31/00............       44.40            (.43)                2.96            2.53
   Year ended 10/31/99............       38.15            (.42)               10.38            9.96
   Year ended 10/31/98............       36.31            (.31)                5.06            4.75
   Year ended 10/31/97............       29.21            (.31)                8.44            8.13

   Class C
   11/1/01 to 4/30/02+++ .........     $ 19.58          $ (.17)             $   .28         $   .11
   Year ended 10/31/01............       39.52            (.34)              (13.90)         (14.24)
   Year ended 10/31/00............       44.42            (.43)                2.97            2.54
   Year ended 10/31/99............       38.17            (.42)               10.38            9.96
   Year ended 10/31/98............       36.33            (.31)                5.06            4.75
   Year ended 10/31/97............       29.22            (.31)                8.45            8.14

Alliance Technology Fund
   Class A
   12/1/01 to 5/31/02+++ .........     $ 67.05          $ (.48)             $(12.68)        $(13.16)
   Year ended 11/30/01............       95.32            (.82)              (21.17)         (21.99)
   Year ended 11/30/00............      111.46           (1.35)              (10.75)         (12.10)
   Year ended 11/30/99............       68.60            (.99)               49.02           48.03
   Year ended 11/30/98............       54.44            (.68)               15.42           14.74
   Year ended 11/30/97............       51.15            (.51)                4.22            3.71

   Class B
   12/1/01 to 5/31/02+++ .........     $ 62.27          $ (.65)             $(11.75)        $(12.40)
   Year ended 11/30/01............       89.59           (1.28)              (19.76)         (21.04)
   Year ended 11/30/00............      105.73           (2.17)               (9.93)         (12.10)
   Year ended 11/30/99............       65.75           (1.54)               46.69           45.15
   Year ended 11/30/98............       52.58           (1.08)               14.83           13.75
   Year ended 11/30/97............       49.76            (.88)                4.12            3.24

   Class C
   12/1/01 to 5/31/02+++ .........     $ 62.25          $ (.64)             $(11.75)        $(12.39)
   Year ended 11/30/01............       89.55           (1.28)              (19.74)         (21.02)
   Year ended 11/30/00............      105.69           (2.19)               (9.91)         (12.10)
   Year ended 11/30/99............       65.74           (1.57)               46.69           45.12
   Year ended 11/30/98............       52.57           (1.08)               14.83           13.75
   Year ended 11/30/97............       49.76            (.88)                4.11            3.23

                                                          Less Dividends and Distributions                     Less Distributions
                                           -------------------------------------------------------------       ------------------

                                            Dividends     Distributions                                               Total
                                            from Net      in Excess of     Distributions   Distributions            Dividends
                                           Investment    Net Investment        from        in Excess of                and
      Fiscal Year or Period                  Income          Income        Capital Gains   Capital Gains          Distributions
      ---------------------                ----------    --------------    -------------   -------------          -------------
Alliance Premier
Growth Fund
   Class A
   12/1/01 to 5/31/02+++ .........            $0.00            $0.00           $0.00           $0.00                  $ 0.00
   Year ended 11/30/01............             0.00             0.00           (2.38)           (.27)                  (2.65)
   Year ended 11/30/00............             0.00             0.00           (2.36)           0.00                   (2.36)
   Year ended 11/30/99............             0.00             0.00            (.61)           0.00                    (.61)
   Year ended 11/30/98............             0.00             0.00           (1.46)           0.00                   (1.46)
   Year ended 11/30/97............             0.00             0.00           (1.08)           0.00                   (1.08)

   Class B
   12/1/01 to 5/31/02+++ .........            $0.00            $0.00           $0.00           $0.00                  $ 0.00
   Year ended 11/30/01............             0.00             0.00           (2.38)           (.27)                  (2.65)
   Year ended 11/30/00............             0.00             0.00           (2.36)           0.00                   (2.36)
   Year ended 11/30/99............             0.00             0.00            (.61)           0.00                    (.61)
   Year ended 11/30/98............             0.00             0.00           (1.46)           0.00                   (1.46)
   Year ended 11/30/97............             0.00             0.00           (1.08)           0.00                   (1.08)

   Class C
   12/1/01 to 5/31/02+++ .........            $0.00            $0.00           $0.00           $0.00                  $ 0.00
   Year ended 11/30/01............             0.00             0.00           (2.38)           (.27)                  (2.65)
   Year ended 11/30/00............             0.00             0.00           (2.36)           0.00                   (2.36)
   Year ended 11/30/99............             0.00             0.00            (.61)           0.00                    (.61)
   Year ended 11/30/98............             0.00             0.00           (1.46)           0.00                   (1.46)
   Year ended 11/30/97............             0.00             0.00           (1.08)           0.00                   (1.08)

Alliance Health Care Fund

   Class A
   Year ended 6/30/02.............            $0.00            $0.00           $0.00           $0.00                  $ 0.00
   Year ended 6/30/01.............             0.00             0.00            (.08)           (.01)                   (.09)
   8/27/99++ to 6/30/00...........             0.00             0.00            0.00            0.00                    0.00

   Class B
   Year ended 6/30/02.............            $0.00            $0.00           $0.00           $0.00                  $ 0.00
   Year ended 6/30/01.............             0.00             0.00            (.08)           (.01)                   (.09)
   8/27/99++ to 6/30/00...........             0.00             0.00            0.00            0.00                    0.00

   Class C
   Year ended 6/30/02.............            $0.00            $0.00           $0.00           $0.00                  $ 0.00
   Year ended 6/30/01.............             0.00             0.00            (.08)           (.01)                   (.09)
   8/27/99++ to 6/30/00...........             0.00             0.00            0.00            0.00                    0.00

Alliance Growth Fund
   Class A
   11/1/01 to 4/30/02+++ .........            $0.00            $0.00           $0.00           $0.00                  $ 0.00
   Year ended 10/31/01............             0.00             0.00           (5.70)           0.00                   (5.70)
   Year ended 10/31/00............             0.00             0.00           (7.44)           0.00                   (7.44)
   Year ended 10/31/99............             0.00             0.00           (3.71)           0.00                   (3.71)
   Year ended 10/31/98............             0.00             0.00           (2.91)           0.00                   (2.91)
   Year ended 10/31/97............             0.00             0.00           (1.03)           0.00                   (1.03)

   Class B
   11/1/01 to 4/30/02+++ .........            $0.00            $0.00           $0.00           $0.00                  $ 0.00
   Year ended 10/31/01............             0.00             0.00           (5.70)           0.00                   (5.70)
   Year ended 10/31/00............             0.00             0.00           (7.44)           0.00                   (7.44)
   Year ended 10/31/99............             0.00             0.00           (3.71)           0.00                   (3.71)
   Year ended 10/31/98............             0.00             0.00           (2.91)           0.00                   (2.91)
   Year ended 10/31/97............             0.00             0.00           (1.03)           0.00                   (1.03)

   Class C
   11/1/01 to 4/30/02+++ .........            $0.00            $0.00           $0.00           $0.00                   $0.00
   Year ended 10/31/01............             0.00             0.00           (5.70)           0.00                   (5.70)
   Year ended 10/31/00............             0.00             0.00           (7.44)           0.00                   (7.44)
   Year ended 10/31/99............             0.00             0.00           (3.71)           0.00                   (3.71)
   Year ended 10/31/98............             0.00             0.00           (2.91)           0.00                   (2.91)
   Year ended 10/31/97............             0.00             0.00           (1.03)           0.00                   (1.03)

Alliance Technology Fund

   Class A
   12/1/01 to 5/31/02+++ .........            $0.00            $0.00           $0.00           $0.00                   $0.00
   Year ended 11/30/01............             0.00             0.00           (5.86)           (.42)                  (6.28)
   Year ended 11/30/00............             0.00             0.00           (4.04)           0.00                   (4.04)
   Year ended 11/30/99............             0.00             0.00           (5.17)           0.00                   (5.17)
   Year ended 11/30/98............             0.00             0.00            (.58)           0.00                    (.58)
   Year ended 11/30/97............             0.00             0.00            (.42)           0.00                    (.42)

   Class B
   12/1/01 to 5/31/02+++ .........            $0.00            $0.00           $0.00           $0.00                   $0.00
   Year ended 11/30/01............             0.00             0.00           (5.86)           (.42)                  (6.28)
   Year ended 11/30/00............             0.00             0.00           (4.04)           0.00                   (4.04)
   Year ended 11/30/99............             0.00             0.00           (5.17)           0.00                   (5.17)
   Year ended 11/30/98............             0.00             0.00            (.58)           0.00                    (.58)
   Year ended 11/30/97............             0.00             0.00            (.42)           0.00                    (.42)

   Class C
   12/1/01 to 5/31/02+++ .........            $0.00            $0.00           $0.00           $0.00                   $0.00
   Year ended 11/30/01............             0.00             0.00           (5.86)           (.42)                  (6.28)
   Year ended 11/30/00............             0.00             0.00           (4.04)           0.00                   (4.04)
   Year ended 11/30/99............             0.00             0.00           (5.17)           0.00                   (5.17)
   Year ended 11/30/98............             0.00             0.00            (.58)           0.00                    (.58)
   Year ended 11/30/97............             0.00             0.00            (.42)           0.00                    (.42)

                                                                                     Ratios/Supplemental Data
                                                                     ---------------------------------------------------------------
                                         Net Asset                                      Ratio of       Ratio of Net
                                          Value,                      Net Assets,       Expenses      Income (Loss)
                                          End of         Total       End of Period     to Average       to Average       Portfolio
      Fiscal Year or Period               Period       Return (c)    000's omitted)    Net Assets       Net Assets     Turnover Rate
      ---------------------              ---------     ----------    --------------    ----------     -------------    -------------
Alliance Premier
Growth Fund
   Class A
   12/1/01 to 5/31/02+++ .........       $ 17.30         (14.53)%      $2,831,880         1.65%*         (1.09)%*          39%
   Year ended 11/30/01 ...........         20.24         (24.90)        3,556,040         1.53            (.83)           135
   Year ended 11/30/00 ...........         29.51         (11.91)        4,817,131         1.44            (.71)           125
   Year ended 11/30/99 ...........         35.82          33.13         4,285,490         1.50            (.85)            75
   Year ended 11/30/98 ...........         27.50          33.94         1,418,262         1.59(e)         (.59)            82
   Year ended 11/30/97 ...........         22.00          30.46           373,099         1.57            (.52)            76

   Class B
   12/1/01 to 5/31/02+++ .........       $ 15.99         (14.86)%      $4,299,562         2.39%*         (1.83)%*          39%
   Year ended 11/30/01 ...........         18.78         (25.48)        5,774,836         2.25           (1.59)           135
   Year ended 11/30/00 ...........         27.76         (12.51)        8,797,132         2.13           (1.40)           125
   Year ended 11/30/99 ...........         34.05          32.30         8,161,471         2.18           (1.53)            75
   Year ended 11/30/98 ...........         26.33          33.04         2,799,288         2.28(e)        (1.27)            82
   Year ended 11/30/97 ...........         21.26          29.62           858,449         2.25           (1.20)            76

   Class C
   12/1/01 to 5/31/02+++ .........       $ 16.02         (14.83)%      $1,572,629         2.38%*         (1.82)%*          39%
   Year ended 11/30/01 ...........         18.81         (25.48)        2,173,671         2.26           (1.59)           135
   Year ended 11/30/00 ...........         27.80         (12.49)        3,361,307         2.13           (1.40)           125
   Year ended 11/30/99 ...........         34.09          32.31         2,965,440         2.18           (1.53)            75
   Year ended 11/30/98 ...........         26.36          32.99           862,193         2.28(e)        (1.30)            82
   Year ended 11/30/97 ...........         21.29          29.64           177,923         2.24           (1.22)            76

Alliance Health Care Fund
   Class A
   Year ended 6/30/02 ............       $  9.86         (11.96)%      $   63,973         1.85%          (1.13)%            9%
   Year ended 6/30/01 ............         11.20          (9.10)           76,827         1.73            (.90)             8
   8/27/99++ to 6/30/00 ..........         12.40          24.00            55,412         1.92*(d)        (.67)*(b)        26

   Class B
   Year ended 6/30/02 ............       $  9.66         (12.58)%      $  163,340         2.60%          (1.87)%            9%
   Year ended 6/30/01 ............         11.05          (9.81)          203,620         2.46           (1.63)             8
   8/27/99++ to 6/30/00 ..........         12.33          23.30           144,659         2.64*(d)       (1.40)*(b)        26

   Class C
   Year ended 6/30/02 ............       $  9.66         (12.58)%      $   41,268         2.57%          (1.84)%            9%
   Year ended 6/30/01 ............         11.05          (9.81)           57,405         2.44           (1.60)             8
   8/27/99++ to 6/30/00 ..........         12.33          23.30            44,582         2.63*(d)       (1.38)*(b)        26

Alliance Growth Fund
   Class A
   11/1/01 to 4/30/02+++ .........       $ 27.65            .91%       $  832,201         1.40%*          (.97)%*          24%
   Year ended 10/31/01 ...........         27.40         (40.50)          874,604         1.28            (.61)           115
   Year ended 10/31/00 ...........         52.42           5.96         1,656,689         1.14            (.30)            58
   Year ended 10/31/99 ...........         56.32          28.69         1,441,962         1.18            (.28)            62
   Year ended 10/31/98 ...........         47.17          14.56         1,008,093         1.22(e)         (.11)            61
   Year ended 10/31/97 ...........         43.95          29.54           783,110         1.26(e)         (.25)            48

   Class B
   11/1/01 to 4/30/02+++ .........       $ 19.67            .56%       $1,867,977         2.14%*         (1.70)%*          24%
   Year ended 10/31/01 ...........         19.56         (40.93)        2,233,260         2.00           (1.31)           115
   Year ended 10/31/00 ...........         39.49           5.18         5,042,755         1.86           (1.02)            58
   Year ended 10/31/99 ...........         44.40          27.79         5,265,153         1.90           (1.00)            62
   Year ended 10/31/98 ...........         38.15          13.78         4,230,756         1.94(e)         (.83)            61
   Year ended 10/31/97 ...........         36.31          28.64         3,578,806         1.96(e)         (.94)            48

   Class C
   11/1/01 to 4/30/02+++ .........       $ 19.69            .56%       $  359,853         2.12%*         (1.68)%*          24%
   Year ended 10/31/01 ...........         19.58         (40.92)          419,382         1.98           (1.29)           115
   Year ended 10/31/00 ...........         39.52           5.20           959,043         1.85           (1.02)            58
   Year ended 10/31/99 ...........         44.42          27.78           923,483         1.90           (1.00)            62
   Year ended 10/31/98 ...........         38.17          13.76           718,688         1.93(e)         (.83)            61
   Year ended 10/31/97 ...........         36.33          28.66           599,449         1.97(e)         (.95)            48

Alliance Technology Fund
   Class A
   12/1/01 to 5/31/02+++ .........       $ 53.89         (19.63)%      $1,512,202         1.68%*         (1.51)%*          36%
   Year ended 11/30/01 ...........         67.05         (24.90)        1,926,473         1.58           (1.08)            55
   Year ended 11/30/00 ...........         95.32         (11.48)        2,650,904         1.50            (.98)            46
   Year ended 11/30/99 ...........        111.46          74.67         2,167,060         1.68(e)        (1.11)            54
   Year ended 11/30/98 ...........         68.60          27.36           824,636         1.66(e)        (1.13)            67
   Year ended 11/30/97 ...........         54.44           7.32           624,716         1.67(e)         (.97)            51

   Class B
   12/1/01 to 5/31/02+++ .........       $ 49.87         (19.91)%      $2,251,509         2.40%*         (2.24)%*          36%
   Year ended 11/30/01 ...........         62.27         (25.46)        3,092,947         2.31           (1.80)            55
   Year ended 11/30/00 ...........         89.59         (12.12)        4,701,567         2.20           (1.68)            46
   Year ended 11/30/99 ...........        105.73          73.44         3,922,584         2.39(e)        (1.83)            54
   Year ended 11/30/98 ...........         65.75          26.44         1,490,578         2.39(e)        (1.86)            67
   Year ended 11/30/97 ...........         52.58           6.57         1,053,436         2.38(e)        (1.70)            51

   Class C
   12/1/01 to 5/31/02+++ .........       $ 49.86         (19.90)%      $  594,236         2.38%*         (2.21)%*          36%
   Year ended 11/30/01 ...........         62.25         (25.45)          835,406         2.30           (1.80)            55
   Year ended 11/30/00 ...........         89.55         (12.13)        1,252,765         2.21           (1.69)            46
   Year ended 11/30/99 ...........        105.69          73.40           907,707         2.41(e)        (1.85)            54
   Year ended 11/30/98 ...........         65.74          26.44           271,320         2.40(e)        (1.87)            67
   Year ended 11/30/97 ...........         52.57           6.55           184,194         2.38(e)        (1.70)            51


--------------------------------------------------------------------------------
Please refer to the footnotes on page 60 and 61.


                                     52 & 53

                                                                Income from Investment Operations
                                                      ---------------------------------------------------
                                                                              Net Gains
                                     Net Asset                              or Losses on
                                      Value,                                Securities         Total from
                                     Beginning         Net Investment     (both realized       Investment
      Fiscal Year or Period          of Period        Income (Loss)(a)    and unrealized)      Operations
      ---------------------          ---------        ----------------    ---------------      ----------
Alliance Quasar Fund
   Class A
   10/1/01 to 3/31/02+++ ...          $16.25               $ (.17)             $ 3.93           $ 3.76
   Year ended 9/30/01 ......           30.76                 (.35)             (11.46)          (11.81)
   Year ended 9/30/00 ......           23.84                 (.38)               7.30             6.92
   Year ended 9/30/99 ......           22.27                 (.22)               2.80             2.58
   Year ended 9/30/98 ......           30.37                 (.17)              (6.70)           (6.87)
   Year ended 9/30/97 ......           27.92                 (.24)               6.80             6.56

   Class B
   10/1/01 to 3/31/02+++ ...          $14.11               $ (.21)             $ 3.41           $ 3.20
   Year ended 9/30/01 ......           27.30                 (.45)             (10.04)          (10.49)
   Year ended 9/30/00 ......           21.32                 (.52)               6.50             5.98
   Year ended 9/30/99 ......           20.17                 (.37)               2.53             2.16
   Year ended 9/30/98 ......           27.83                 (.36)              (6.07)           (6.43)
   Year ended 9/30/97 ......           26.13                 (.42)               6.23             5.81

   Class C
   10/1/01 to 3/31/02+++ ...          $14.13               $ (.21)             $ 3.41           $ 3.20
   Year ended 9/30/01 ......           27.32                 (.45)             (10.04)           10.49)
   Year ended 9/30/00 ......           21.34                 (.52)               6.50             5.98
   Year ended 9/30/99 ......           20.18                 (.36)               2.53             2.17
   Year ended 9/30/98 ......           27.85                 (.35)              (6.09)           (6.44)
   Year ended 9/30/97 ......           26.14                 (.42)               6.24             5.82

Alliance Mid-Cap Growth Fund
   Class A
   12/1/01 to 5/31/02+++ ...          $ 4.79               $ (.02)             $ (.59)          $ (.61)
   Year ended 11/30/01 .....            5.83                 (.04)               (.71)            (.75)
   Year ended 11/30/00 .....            7.55                 (.04)              (1.04)           (1.08)
   Year ended 11/30/99 .....            5.97                 (.03)               2.00             1.97
   Year ended 11/30/98 .....            8.70                 (.02)               (.54)            (.56)
   Year ended 11/30/97 .....            7.71                 (.02)               2.09             2.07

   Class B
   12/1/01 to 5/31/02+++ ...          $ 4.22               $ (.04)             $ (.51)          $ (.55)
   Year ended 11/30/01 .....            5.21                 (.07)               (.63)            (.70)
   Year ended 11/30/00 .....            6.87                 (.09)               (.93)           (1.02)
   Year ended 11/30/99 .....            5.51                 (.07)               1.82             1.75
   Year ended 11/30/98 .....            8.25                 (.07)               (.50)            (.57)
   Year ended 11/30/97 .....            7.40                 (.08)               1.99             1.91

   Class C
   12/1/01 to 5/31/02+++ ...          $ 4.21               $ (.04)             $ (.51)          $ (.55)
   Year ended 11/30/01 .....            5.20                 (.07)               (.63)            (.70)
   Year ended 11/30/00 .....            6.86                 (.09)               (.93)           (1.02)
   Year ended 11/30/99 .....            5.50                 (.08)               1.83             1.75
   Year ended 11/30/98 .....            8.26                 (.07)               (.52)            (.59)
   Year ended 11/30/97 .....            7.41                 (.08)               1.99             1.91

Alliance Growth &
Income Fund
   Class A
   11/1/01 to 4/30/02+++ ...          $ 3.42               $  .01              $  .09           $  .10
   Year ended 10/31/01 .....            4.07                  .02                (.39)            (.37)
   Year ended 10/31/00 .....            3.70                  .04                 .54              .58
   Year ended 10/31/99 .....            3.44                  .03                 .62              .65
   Year ended 10/31/98 .....            3.48                  .03                 .43              .46
   Year ended 10/31/97 .....            3.00                  .04                 .87              .91

   Class B
   11/1/01 to 4/30/02+++ ...          $ 3.37               $  .00              $  .08           $  .08
   Year ended 10/31/01 .....            4.02                  .00                (.39)            (.39)
   Year ended 10/31/00 .....            3.66                  .01                 .54              .55
   Year ended 10/31/99 .....            3.41                  .00                 .62              .62
   Year ended 10/31/98 .....            3.45                  .01                 .43              .44
   Year ended 10/31/97 .....            2.99                  .02                 .85              .87

   Class C
   11/1/01 to 4/30/02+++ ...          $ 3.37               $  .00              $  .09           $  .09
   Year ended 10/31/01 .....            4.02                  .00                (.39)            (.39)
   Year ended 10/31/00 .....            3.66                  .01                 .54              .55
   Year ended 10/31/99 .....            3.41                  .00                 .62              .62
   Year ended 10/31/98 .....            3.45                  .01                 .43              .44
   Year ended 10/31/97 .....            2.99                  .02                 .85              .87

                                                        Less Dividends and Distributions                   Less Distributions
                                        -------------------------------------------------------------      ------------------

                                        Dividends       Distributions                                            Total
                                         from Net       in Excess of     Distributions   Distributions         Dividends
                                        Investment     Net Investment        from        in Excess of             and
      Fiscal Year or Period               Income           Income        Capital Gains   Capital Gains       Distributions
      ---------------------             -----------    --------------    -------------   -------------       -------------
Alliance Quasar Fund
   Class A
   10/1/01 to 3/31/02+++ ...              $ 0.00           $ 0.00           $ 0.00           $ 0.00              $ 0.00
   Year ended 9/30/01 ......                0.00             0.00             (.72)           (1.98)              (2.70)
   Year ended 9/30/00 ......                0.00             0.00             0.00             0.00                0.00
   Year ended 9/30/99 ......                0.00             0.00            (1.01)            0.00               (1.01)
   Year ended 9/30/98 ......                0.00             0.00            (1.23)            0.00               (1.23)
   Year ended 9/30/97 ......                0.00             0.00            (4.11)            0.00               (4.11)

   Class B
   10/1/01 to 3/31/02+++ ...              $ 0.00           $ 0.00           $ 0.00           $ 0.00              $ 0.00
   Year ended 9/30/01 ......                0.00             0.00             (.72)           (1.98)              (2.70)
   Year ended 9/30/00 ......                0.00             0.00             0.00             0.00                0.00
   Year ended 9/30/99 ......                0.00             0.00            (1.01)            0.00               (1.01)
   Year ended 9/30/98 ......                0.00             0.00            (1.23)            0.00               (1.23)
   Year ended 9/30/97 ......                0.00             0.00            (4.11)            0.00               (4.11)

   Class C
   10/1/01 to 3/31/02+++ ...              $ 0.00           $ 0.00           $ 0.00           $ 0.00              $ 0.00
   Year ended 9/30/01 ......                0.00             0.00             (.72)           (1.98)              (2.70)
   Year ended 9/30/00 ......                0.00             0.00             0.00             0.00                0.00
   Year ended 9/30/99 ......                0.00             0.00            (1.01)            0.00               (1.01)
   Year ended 9/30/98 ......                0.00             0.00            (1.23)            0.00               (1.23)
   Year ended 9/30/97 ......                0.00             0.00            (4.11)            0.00               (4.11)

Alliance Mid-Cap Growth Fund
   Class A
   12/1/01 to 5/31/02+++ ...              $ 0.00           $ 0.00           $ 0.00           $ 0.00              $ 0.00
   Year ended 11/30/01 .....                0.00             0.00             (.29)            0.00                (.29)
   Year ended 11/30/00 .....                0.00             0.00             (.64)            0.00                (.64)
   Year ended 11/30/99 .....                0.00             0.00             (.39)            0.00                (.39)
   Year ended 11/30/98 .....                0.00             0.00            (2.17)            0.00               (2.17)
   Year ended 11/30/97 .....                (.02)            0.00            (1.06)            0.00               (1.08)

   Class B
   12/1/01 to 5/31/02+++ ...              $ 0.00           $ 0.00           $ 0.00           $ 0.00              $ 0.00
   Year ended 11/30/01 .....                0.00             0.00             (.29)            0.00                (.29)
   Year ended 11/30/00 .....                0.00             0.00             (.64)            0.00                (.64)
   Year ended 11/30/99 .....                0.00             0.00             (.39)            0.00                (.39)
   Year ended 11/30/98 .....                0.00             0.00            (2.17)            0.00               (2.17)
   Year ended 11/30/97 .....                0.00             0.00            (1.06)            0.00               (1.06)

   Class C
   12/1/01 to 5/31/02+++ ...              $ 0.00           $ 0.00           $ 0.00           $ 0.00              $ 0.00
   Year ended 11/30/01 .....                0.00             0.00             (.29)            0.00                (.29)
   Year ended 11/30/00 .....                0.00             0.00             (.64)            0.00                (.64)
   Year ended 11/30/99 .....                0.00             0.00             (.39)            0.00                (.39)
   Year ended 11/30/98 .....                0.00             0.00            (2.17)            0.00               (2.17)
   Year ended 11/30/97 .....                0.00             0.00            (1.06)            0.00               (1.06)

Alliance Growth &
Income Fund
   Class A
   11/1/01 to 4/30/02+++ ...              $ (.02)          $ 0.00           $ (.10)          $ 0.00              $ (.12)
   Year ended 10/31/01 .....                (.04)            0.00             (.24)            0.00                (.28)
   Year ended 10/31/00 .....                (.04)            0.00             (.17)            0.00                (.21)
   Year ended 10/31/99 .....                (.03)            (.01)            (.35)            0.00                (.39)
   Year ended 10/31/98 .....                (.04)            0.00             (.46)            0.00                (.50)
   Year ended 10/31/97 .....                (.05)            0.00             (.38)            0.00                (.43)

   Class B
   11/1/01 to 4/30/02+++ ...              $ (.01)          $ 0.00           $ (.10)          $ 0.00              $ (.11)
   Year ended 10/31/01 .....                (.02)            0.00             (.24)            0.00                (.26)
   Year ended 10/31/00 .....                (.02)            0.00             (.17)            0.00                (.19)
   Year ended 10/31/99 .....                0.00             (.02)            (.35)            0.00                (.37)
   Year ended 10/31/98 .....                (.02)            0.00             (.46)            0.00                (.48)
   Year ended 10/31/97 .....                (.03)            0.00             (.38)            0.00                (.41)

   Class C
   11/1/01 to 4/30/02+++ ...              $ (.01)          $ 0.00           $ (.10)          $ 0.00              $ (.11)
   Year ended 10/31/01 .....                (.02)            0.00             (.24)            0.00                (.26)
   Year ended 10/31/00 .....                (.02)            0.00             (.17)            0.00                (.19)
   Year ended 10/31/99 .....                0.00             (.02)            (.35)            0.00                (.37)
   Year ended 10/31/98 .....                (.02)            0.00             (.46)            0.00                (.48)
   Year ended 10/31/97 .....                (.03)            0.00             (.38)            0.00                (.41)

                                                                                         Ratios/Supplemental Data
                                                                    ----------------------------------------------------------------

                                       Net Asset                                          Ratio of     Ratio of Net
                                        Value,                        Net Assets,         Expenses     Income (Loss)
                                        End of         Total         End of Period       to Average      to Average      Portfolio
      Fiscal Year or Period             Period       Return (c)     (000's omitted)      Net Assets      Net Assets    Turnover Rate
      ---------------------            ---------     ----------     ---------------      ----------    -------------   -------------
Alliance Quasar Fund
   Class A
   10/1/01 to 3/31/02+++ ...            $20.01          23.14%         $  268,277           1.90%*         (1.74)%*          53%
   Year ended 9/30/01 ......             16.25         (41.42)            232,456           1.79           (1.58)           109
   Year ended 9/30/00 ......             30.76          29.03             458,008           1.68(e)        (1.39)           160
   Year ended 9/30/99 ......             23.84          11.89             517,289           1.69(e)         (.90)            91
   Year ended 9/30/98 ......             22.27         (23.45)            495,070           1.61(e)         (.59)           109
   Year ended 9/30/97 ......             30.37          27.81             402,081           1.67            (.91)           135

   Class B
   10/1/01 to 3/31/02+++ ...            $17.31          22.68%         $  283,738           2.69%*         (2.53)%*          53%
   Year ended 9/30/01 ......             14.11         (41.88)            257,161           2.57           (2.36)           109
   Year ended 9/30/00 ......             27.30          28.05             546,302           2.44(e)        (2.16)           160
   Year ended 9/30/99 ......             21.32          11.01             587,919           2.46(e)        (1.68)            91
   Year ended 9/30/98 ......             20.17         (24.03)            625,147           2.39(e)        (1.36)           109
   Year ended 9/30/97 ......             27.83          26.70             503,037           2.51           (1.73)           135

   Class C
   10/1/01 to 3/31/02+++ ...            $17.33          22.65%         $   68,129           2.68%*         (2.52)%*          53%
   Year ended 9/30/01 ......             14.13         (41.85)             60,925           2.56           (2.35)           109
   Year ended 9/30/00 ......             27.32          28.02             137,242           2.43(e)        (2.12)           160
   Year ended 9/30/99 ......             21.34          11.05             168,120           2.45(e)        (1.66)            91
   Year ended 9/30/98 ......             20.18         (24.05)            182,110           2.38(e)        (1.35)           109
   Year ended 9/30/97 ......             27.85          26.74             145,494           2.50           (1.72)           135

Alliance Mid-Cap Growth Fund
   Class A
   12/1/01 to 5/31/02+++ ...            $ 4.18         (12.74)%        $  620,730           1.26%*          (.98)%*          91%
   Year ended 11/30/01 .....              4.79         (13.64)            686,445           1.22            (.69)           226
   Year ended 11/30/00 .....              5.83         (15.73)            856,956           1.04            (.55)            86
   Year ended 11/30/99 .....              7.55          35.37           1,128,166           1.06            (.41)            97
   Year ended 11/30/98 .....              5.97          (8.48)            953,181           1.03            (.36)           106
   Year ended 11/30/97 .....              8.70          31.82           1,201,435           1.03            (.29)           158

   Class B
   12/1/01 to 5/31/02+++ ...            $ 3.67         (13.03)%        $   53,258           2.11%*         (1.82)%*          91%
   Year ended 11/30/01 .....              4.22         (14.34)             61,816           2.08           (1.54)           226
   Year ended 11/30/00 .....              5.21         (16.48)             81,569           1.87           (1.39)            86
   Year ended 11/30/99 .....              6.87          34.24             101,858           1.89           (1.23)            97
   Year ended 11/30/98 .....              5.51          (9.27)             85,456           1.84           (1.17)           106
   Year ended 11/30/97 .....              8.25          30.74              70,461           1.85           (1.12)           158

   Class C
   12/1/01 to 5/31/02+++ ...            $ 3.66         (13.06)%        $   12,868           2.07%*         (1.79)%*          91%
   Year ended 11/30/01 .....              4.21         (14.37)             15,391           2.04           (1.51)           226
   Year ended 11/30/00 .....              5.20         (16.51)             20,068           1.86           (1.34)            86
   Year ended 11/30/99 .....              6.86          34.31              28,025           1.86           (1.22)            97
   Year ended 11/30/98 .....              5.50          (9.58)             21,231           1.84           (1.18)           106
   Year ended 11/30/97 .....              8.26          30.72              18,871           1.83           (1.10)           158

Alliance Growth &
Income Fund
   Class A
   11/1/01 to 4/30/02+++ ...            $ 3.40           2.71%         $3,529,131           1.12%*           .62%*           22%
   Year ended 10/31/01 .....              3.42          (9.49)          2,914,367           1.09             .64             67
   Year ended 10/31/00 .....              4.07          16.76           2,128,381            .91             .96             53
   Year ended 10/31/99 .....              3.70          20.48           1,503,874            .93             .87             48
   Year ended 10/31/98 .....              3.44          14.70             988,965            .93(e)          .96             89
   Year ended 10/31/97 .....              3.48          33.28             787,566            .92(e)         1.39             88

   Class B
   11/1/01 to 4/30/02+++ ...            $ 3.34           2.09%         $3,716,770           1.87%*          (.12)%*          22%
   Year ended 10/31/01 .....              3.37         (10.22)          3,360,119           1.84            (.11)            67
   Year ended 10/31/00 .....              4.02          15.93           2,567,250           1.67             .20             53
   Year ended 10/31/99 .....              3.66          19.56           1,842,045           1.70             .09             48
   Year ended 10/31/98 .....              3.41          14.07             787,730           1.72(e)          .17             89
   Year ended 10/31/97 .....              3.45          31.83             456,399           1.72(e)          .56             88

   Class C
   11/1/01 to 4/30/02+++ ...            $ 3.35           2.40%         $1,428,743           1.85%*          (.10)%*          22%
   Year ended 10/31/01 .....              3.37         (10.23)          1,233,033           1.83            (.10)            67
   Year ended 10/31/00 .....              4.02          15.91             825,572           1.66             .21             53
   Year ended 10/31/99 .....              3.66          19.56             518,185           1.69             .11             48
   Year ended 10/31/98 .....              3.41          14.07             179,487           1.72(e)          .18             89
   Year ended 10/31/97 .....              3.45          31.83             106,526           1.71(e)          .58             88


--------------------------------------------------------------------------------
Please refer to the footnotes on page 60 and 61.


                                     54 & 55

                                                             Income from Investment Operations
                                                 ----------------------------------------------------
                                                                        Net Gains
                                  Net Asset                            or Losses on
                                   Value,                               Investments        Total from
                                  Beginning       Net Investment      (both realized       Investment
      Fiscal Year or Period       of Period      Income (Loss)(a)     and unrealized)      Operations
      ---------------------       ---------      ----------------     ---------------      ----------
Alliance Balanced Shares
   Class A
   Year ended 7/31/02(f).....      $15.96            $  .35                $(2.35)            $(2.00)
   Year ended 7/31/01 .......       15.53               .39                  1.16               1.55
   Year ended 7/31/00 .......       15.63               .40                   .49                .89
   Year ended 7/31/99 .......       15.97               .36                  1.29               1.65
   Year ended 7/31/98 .......       16.17               .33                  1.86               2.19

   Class B
   Year ended 7/31/02(f).....      $15.31            $  .23                $(2.25)            $(2.02)
   Year ended 7/31/01 .......       14.96               .26                  1.12               1.38
   Year ended 7/31/00 .......       15.11               .27                   .48                .75
   Year ended 7/31/99 .......       15.54               .23                  1.25               1.48
   Year ended 7/31/98 .......       15.83               .21                  1.81               2.02

   Class C
   Year ended 7/31/02(f).....      $15.36            $  .23                $(2.26)            $(2.03)
   Year ended 7/31/01 .......       15.01               .26                  1.12               1.38
   Year ended 7/31/00 .......       15.15               .28                   .48                .76
   Year ended 7/31/99 .......       15.57               .24                  1.25               1.49
   Year ended 7/31/98 .......       15.86               .21                  1.81               2.02

Alliance New Europe Fund
   Class A
   Year ended 7/31/02 .......      $14.62            $ (.08)               $(2.70)            $(2.78)
   Year ended 7/31/01 .......       21.11              (.04)                (4.82)             (4.86)
   Year ended 7/31/00 .......       18.57              (.10)                 3.55               3.45
   Year ended 7/31/99 .......       21.85               .07                  (.79)              (.72)
   Year ended 7/31/98 .......       18.61               .05                  5.28               5.33

   Class B
   Year ended 7/31/02 .......      $13.33            $ (.18)               $(2.44)            $(2.62)
   Year ended 7/31/01 .......       19.56              (.16)                (4.44)             (4.60)
   Year ended 7/31/00 .......       17.39              (.23)                 3.31               3.08
   Year ended 7/31/99 .......       20.76              (.06)                 (.75)              (.81)
   Year ended 7/31/98 .......       17.87              (.08)                 5.02               4.94

   Class C
   Year ended 7/31/02 .......      $13.35            $ (.17)               $(2.45)            $(2.62)
   Year ended 7/31/01 .......       19.58              (.15)                (4.45)             (4.60)
   Year ended 7/31/00 .......       17.41              (.23)                 3.31               3.08
   Year ended 7/31/99 .......       20.77              (.05)                 (.75)              (.80)
   Year ended 7/31/98 .......       17.89              (.08)                 5.01               4.93

Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/02 .......      $ 8.76            $ (.03)               $ (.54)            $ (.57)
   Year ended 6/30/01 .......       13.57               .02                 (3.45)             (3.43)
   Year ended 6/30/00 .......       11.84              (.04)                 2.83               2.79
   Year ended 6/30/99 .......       12.67               .00                   .93                .93
   Year ended 6/30/98 .......       13.26               .10                   .85                .95

   Class B
   Year ended 6/30/02 .......      $ 8.32            $ (.09)               $ (.51)            $ (.60)
   Year ended 6/30/01 .......       13.06              (.07)                (3.29)             (3.36)
   Year ended 6/30/00 .......       11.50              (.13)                 2.75               2.62
   Year ended 6/30/99 .......       12.37              (.08)                  .89                .81
   Year ended 6/30/98 .......       13.04               .02                   .82                .84

   Class C
   Year ended 6/30/02 .......      $ 8.32            $ (.09)               $ (.51)            $ (.60)
   Year ended 6/30/01 .......       13.05              (.06)                (3.29)             (3.35)
   Year ended 6/30/00 .......       11.50              (.12)                 2.73               2.61
   Year ended 6/30/99 .......       12.37              (.08)                  .89                .81
   Year ended 6/30/98 .......       13.04               .05                   .79                .84

Alliance International
Premier Growth
   Class A
   12/1/01 to 5/31/02+++ ....      $ 8.36            $ (.05)               $  .12             $  .07
   Year ended 11/30/01 ......       10.50              (.10)                (2.04)             (2.14)
   Year ended 11/30/00 ......       13.22              (.14)                (2.14)             (2.28)
   Year ended 11/30/99 ......        9.63              (.15)(b)              3.74               3.59
   3/3/98++ to 11/30/98 .....       10.00              (.08)(b)              (.29)              (.37)

   Class B
   12/1/01 to 5/31/02+++ ....      $ 8.12            $ (.08)               $  .13             $  .05
   Year ended 11/30/01 ......       10.29              (.17)                (2.00)             (2.17)
   Year ended 11/30/00 ......       13.05              (.23)                (2.09)             (2.32)
   Year ended 11/30/99 ......        9.58              (.22)(b)              3.69               3.47
   3/3/98++ to 11/30/98 .....       10.00              (.13)(b)              (.29)              (.42)

   Class C
   2/1/01 to 5/31/02+++......      $ 8.13            $ (.08)               $  .12             $  .04
   Year ended 11/30/01 ......       10.29              (.16)                (2.00)             (2.16)
   Year ended 11/30/00 ......       13.05              (.23)                (2.09)             (2.32)
   Year ended 11/30/99 ......        9.57              (.22)(b)              3.70               3.48
   3/3/98++ to 11/30/98 .....       10.00              (.15)(b)              (.28)              (.43)

                                                           Less Dividends and Distributions                      Less Distributions
                                         -------------------------------------------------------------------     ------------------

                                          Dividends       Distributions                                                Total
                                          from Net        in Excess of       Distributions     Distributions         Dividends
                                         Investment      Net Investment          from          in Excess of             and
      Fiscal Year or Period                Income            Income         Capital Gains      Capital Gains       Distributions
      ---------------------              ----------      --------------     -------------      -------------       -------------
Alliance Balanced Shares
   Class A
   Year ended 7/31/02(f).....             $ (.34)            $ 0.00             $ (.36)            $ 0.00             $ (.70)
   Year ended 7/31/01 .......               (.38)              0.00               (.74)              0.00              (1.12)
   Year ended 7/31/00 .......               (.35)              0.00               (.64)              0.00               (.99)
   Year ended 7/31/99 .......               (.34)              0.00              (1.65)              0.00              (1.99)
   Year ended 7/31/98 .......               (.32)              0.00              (2.07)              0.00              (2.39)

   Class B
   Year ended 7/31/02(f).....             $ (.25)            $ 0.00             $ (.36)            $ 0.00             $ (.61)
   Year ended 7/31/01 .......               (.29)              0.00               (.74)              0.00              (1.03)
   Year ended 7/31/00 .......               (.26)              0.00               (.64)              0.00               (.90)
   Year ended 7/31/99 .......               (.26)              0.00              (1.65)              0.00              (1.91)
   Year ended 7/31/98 .......               (.24)              0.00              (2.07)              0.00              (2.31)

   Class C
   Year ended 7/31/02(f).....             $ (.25)            $ 0.00             $ (.36)            $ 0.00             $ (.61)
   Year ended 7/31/01 .......               (.29)              0.00               (.74)              0.00              (1.03)
   Year ended 7/31/00 .......               (.26)              0.00               (.64)              0.00               (.90)
   Year ended 7/31/99 .......               (.26)              0.00              (1.65)              0.00              (1.91)
   Year ended 7/31/98 .......               (.24)              0.00              (2.07)              0.00              (2.31)

Alliance New Europe Fund
   Class A
   Year ended 7/31/02 .......             $ 0.00             $ 0.00             $ 0.00             $ 0.00             $ 0.00
   Year ended 7/31/01 .......               0.00               0.00              (1.50)              (.13)             (1.63)
   Year ended 7/31/00 .......               0.00               0.00               (.91)              0.00               (.91)
   Year ended 7/31/99 .......               0.00               0.00              (2.56)              0.00              (2.56)
   Year ended 7/31/98 .......               0.00               (.04)             (2.05)              0.00              (2.09)

   Class B
   Year ended 7/31/02 .......             $ 0.00             $ 0.00             $ 0.00             $ 0.00             $ 0.00
   Year ended 7/31/01 .......               0.00               0.00              (1.50)              (.13)             (1.63)
   Year ended 7/31/00 .......               0.00               0.00               (.91)              0.00               (.91)
   Year ended 7/31/99 .......               0.00               0.00              (2.56)              0.00              (2.56)
   Year ended 7/31/98 .......               0.00               0.00              (2.05)              0.00              (2.05)

   Class C
   Year ended 7/31/02 .......             $ 0.00             $ 0.00             $ 0.00             $ 0.00             $ 0.00
   Year ended 7/31/01 .......               0.00               0.00              (1.50)              (.13)             (1.63)
   Year ended 7/31/00 .......               0.00               0.00               (.91)              0.00               (.91)
   Year ended 7/31/99 .......               0.00               0.00              (2.56)              0.00              (2.56)
   Year ended 7/31/98 .......               0.00               0.00              (2.05)              0.00              (2.05)

Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/02 .......             $ 0.00             $ 0.00             $ 0.00             $ 0.00             $ 0.00
   Year ended 6/30/01 .......               0.00               0.00              (1.37)              (.01)             (1.38)
   Year ended 6/30/00 .......               0.00               0.00              (1.06)              0.00              (1.06)
   Year ended 6/30/99 .......               (.12)              0.00              (1.64)              0.00              (1.76)
   Year ended 6/30/98 .......               (.18)              0.00              (1.36)              0.00              (1.54)

   Class B
   Year ended 6/30/02 .......             $ 0.00             $ 0.00             $ 0.00             $ 0.00             $ 0.00
   Year ended 6/30/01 .......               0.00               0.00              (1.37)              (.01)             (1.38)
   Year ended 6/30/00 .......               0.00               0.00              (1.06)              0.00              (1.06)
   Year ended 6/30/99 .......               (.04)              0.00              (1.64)              0.00              (1.68)
   Year ended 6/30/98 .......               (.15)              0.00              (1.36)              0.00              (1.51)

   Class C
   Year ended 6/30/02 .......             $ 0.00             $ 0.00             $ 0.00             $ 0.00             $ 0.00
   Year ended 6/30/01 .......               0.00               0.00              (1.37)              (.01)             (1.38)
   Year ended 6/30/00 .......               0.00               0.00              (1.06)              0.00              (1.06)
   Year ended 6/30/99 .......               (.04)              0.00              (1.64)              0.00              (1.68)
   Year ended 6/30/98 .......               (.15)              0.00              (1.36)              0.00              (1.51)

Alliance International
Premier Growth
   Class A
   12/1/01 to 5/31/02+++ ....             $ 0.00             $ 0.00             $ 0.00             $ 0.00             $ 0.00
   Year ended 11/30/01 ......               0.00               0.00               0.00               0.00               0.00
   Year ended 11/30/00 ......               0.00               0.00               (.44)              0.00               (.44)
   Year ended 11/30/99 ......               0.00               0.00               0.00               0.00               0.00
   3/3/98++ to 11/30/98 .....               0.00               0.00               0.00               0.00               0.00

   Class B
   12/1/01 to 5/31/02+++ ....             $ 0.00             $ 0.00             $ 0.00             $ 0.00             $ 0.00
   Year ended 11/30/01 ......               0.00               0.00               0.00               0.00               0.00
   Year ended 11/30/00 ......               0.00               0.00               (.44)              0.00               (.44)
   Year ended 11/30/99 ......               0.00               0.00               0.00               0.00               0.00
   3/3/98++ to 11/30/98 .....               0.00               0.00               0.00               0.00               0.00

   Class C
   2/1/01 to 5/31/02+++ .....             $ 0.00             $ 0.00             $ 0.00             $ 0.00             $ 0.00
   Year ended 11/30/01 ......               0.00               0.00               0.00               0.00               0.00
   Year ended 11/30/00 ......               0.00               0.00               (.44)              0.00               (.44)
   Year ended 11/30/99 ......               0.00               0.00               0.00               0.00               0.00
   3/3/98++ to 11/30/98 .....               0.00               0.00               0.00               0.00               0.00

                                                                                         Ratios/Supplemental Data
                                                                    ----------------------------------------------------------------
                                          Net Asset                                      Ratio of     Ratio of Net
                                           Value,                      Net Assets,       Expenses     Income (Loss)
                                           End of         Total      End of Period      to Average      to Average       Portfolio
      Fiscal Year or Period                Period      Return (c)   (000's omitted)     Net Assets      Net Assets     Turnover Rate
      ---------------------               ---------    ----------   ---------------     ----------    -------------    -------------
Alliance Balanced Shares
   Class A
   Year ended 7/31/02(f).....               $13.26      (12.91)%         $384,212         1.10%             2.36%              79%
   Year ended 7/31/01 .......                15.96       10.42            282,874         1.17              2.46               63
   Year ended 7/31/00 .......                15.53        6.22            212,326         1.12              2.62               76
   Year ended 7/31/99 .......                15.63       11.44            189,953         1.22(e)           2.31              105
   Year ended 7/31/98 .......                15.97       14.99            123,623         1.30(e)           2.07              145

   Class B
   Year ended 7/31/02(f).....               $12.68      (13.53)%         $385,868         1.84%             1.61%              79%
   Year ended 7/31/01 .......                15.31        9.63            277,138         1.93              1.70               63
   Year ended 7/31/00 .......                14.96        5.46            155,060         1.86              1.88               76
   Year ended 7/31/99 .......                15.11       10.56            136,384         1.97(e)           1.56              105
   Year ended 7/31/98 .......                15.54       14.13             47,728         2.06(e)           1.34              145

   Class C
   Year ended 7/31/02(f).....               $12.72      (13.55)%         $131,761         1.84%             1.61%              79%
   Year ended 7/31/01 .......                15.36        9.59            109,592         1.93              1.71               63
   Year ended 7/31/00 .......                15.01        5.52             65,214         1.86              1.88               76
   Year ended 7/31/99 .......                15.15       10.60             63,517         1.96(e)           1.57              105
   Year ended 7/31/98 .......                15.57       14.09             10,855         2.05(e)           1.36              145

Alliance New Europe Fund
   Class A
   Year ended 7/31/02 .......               $11.84      (19.02)%         $ 81,213         2.10%             (.60)%             63%
   Year ended 7/31/01 .......                14.62      (24.45)           125,402         1.79              (.23)              84
   Year ended 7/31/00 .......                21.11       18.89            170,815         1.65(e)           (.46)             103
   Year ended 7/31/99 .......                18.57       (2.87)           125,729         1.80(e)            .39               89
   Year ended 7/31/98 .......                21.85       32.21            130,777         1.85(e)            .25               99

   Class B
   Year ended 7/31/02 .......               $10.71      (19.66)%         $ 73,986         2.88%            (1.41)%             63%
   Year ended 7/31/01 .......                13.33      (25.10)           121,639         2.54              (.98)              84
   Year ended 7/31/00 .......                19.56       18.01            181,285         2.38(e)          (1.18)             103
   Year ended 7/31/99 .......                17.39       (3.52)           144,570         2.50(e)           (.34)              89
   Year ended 7/31/98 .......                20.76       31.22            137,425         2.56(e)           (.40)              99

   Class C
   Year ended 7/31/02 .......               $10.73      (19.63)%         $ 24,924         2.84%            (1.36)%             63%
   Year ended 7/31/01 .......                13.35      (25.07)            41,203         2.51              (.95)              84
   Year ended 7/31/00 .......                19.58       17.99             60,984         2.36(e)          (1.18)             103
   Year ended 7/31/99 .......                17.41       (3.46)            45,845         2.50(e)           (.28)              89
   Year ended 7/31/98 .......                20.77       31.13             39,618         2.56(e)           (.41)              99

Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/02 .......               $ 8.19       (6.51)%         $183,160         2.10%             (.40)%             43%
   Year ended 6/30/01 .......                 8.76      (26.81)           245,873         1.81               .14               42
   Year ended 6/30/00 .......                13.57       24.26            394,665         1.74(e)           (.31)              67
   Year ended 6/30/99 .......                11.84        9.86            340,194         1.92(e)           (.01)              58
   Year ended 6/30/98 .......                12.67        9.11            467,960         1.73               .80               53

   Class B
   Year ended 6/30/02 .......               $ 7.72       (7.21)%         $ 65,724         2.89%            (1.19)%             43%
   Year ended 6/30/01 .......                 8.32      (27.37)            92,446         2.56              (.64)              42
   Year ended 6/30/00 .......                13.06       23.45            160,847         2.47(e)          (1.02)              67
   Year ended 6/30/99 .......                11.50        8.91            117,420         2.63(e)          (1.43)              58
   Year ended 6/30/98 .......                12.37        8.34            156,348         2.45               .20               53

   Class C
   Year ended 6/30/02 .......               $ 7.72       (7.21)%         $ 15,541         2.85%            (1.18)%             43%
   Year ended 6/30/01 .......                 8.32      (27.30)            23,976         2.56              (.62)              42
   Year ended 6/30/00 .......                13.05       23.37             39,598         2.44(e)           (.94)              67
   Year ended 6/30/99 .......                11.50        8.91             20,397         2.63(e)          (1.44)              58
   Year ended 6/30/98 .......                12.37        8.34             26,635         2.44               .38               53

Alliance International
Premier Growth
   Class A
   12/1/01 to 5/31/02+++ ....               $ 8.43         .84%          $ 36,331         2.42%*           (1.22)%*            69%
   Year ended 11/30/01 ......                 8.36      (20.38)            40,555         2.17             (1.06)             171
   Year ended 11/30/00 ......                10.50      (17.88)            60,330         1.95             (1.07)             111
   Year ended 11/30/99 ......                13.22       37.28             12,851         2.51(d)(e)       (1.34)(b)          107
   3/3/98++ to 11/30/98 .....                 9.63       (3.70)             7,255         2.50*(d)         (.90)*(b)          151

   Class B
   12/1/01 to 5/31/02+++ ....               $ 8.17         .62%          $ 71,912         3.19%*           (1.98)%*            69%
   Year ended 11/30/01 ......                 8.12      (21.09)            80,353         2.92             (1.84)             171
   Year ended 11/30/00 ......                10.29      (18.44)           122,503         2.67             (1.79)             111
   Year ended 11/30/99 ......                13.05       36.22             28,678         3.21(d)(e)       (2.07)(b)          107
   3/3/98++ to 11/30/98 .....                 9.58       (4.20)            11,710         3.20*(d)         (1.41)*(b)         151

   Class C
   2/1/01 to 5/31/02+++ .....               $ 8.17         .49%          $ 24,252         3.14%*           (1.96)%*            69%
   Year ended 11/30/01 ......                 8.13      (20.99)            28,990         2.88             (1.80)             171
   Year ended 11/30/00 ......                10.29      (18.44)            46,894         2.66             (1.79)             111
   Year ended 11/30/99 ......                13.05       36.36              9,235         3.21(d)(e)       (2.06)(b)          107
   3/3/98++ to 11/30/98+++...                 9.57       (4.30)             3,120         3.20*(d)         (1.69)*(b)         151


--------------------------------------------------------------------------------

Please refer to the footnotes on page 60 and 61.


                                     56 & 57

                                                                    Income from Investment Operations
                                                        -----------------------------------------------------
                                                                                 Net Gains
                                         Net Asset                             or Losses on
                                          Value,                                Securities         Total from
                                         Beginning       Net Investment       (both realized       Investment
      Fiscal Year or Period              of Period      Income (Loss)(a)      and unrealized)      Operations
      ---------------------              ---------      ----------------      ---------------      ----------
Alliance Global Small Cap Fund
   Class A
   Year ended 7/31/02 .........            $ 8.74            $ (.15)               $(2.30)            $(2.45)
   Year ended 7/31/01 .........             15.13              (.15)                (4.51)             (4.66)
   Year ended 7/31/00 .........             11.66              (.16)                 3.83               3.67
   Year ended 7/31/99 .........             12.14              (.08)                  .76                .68
   Year ended 7/31/98 .........             12.87              (.11)                  .37                .26

   Class B
   Year ended 7/31/02 .........            $ 7.65            $ (.19)               $(2.00)            $(2.19)
   Year ended 7/31/01 .........             13.59              (.21)                (4.00)             (4.21)
   Year ended 7/31/00 .........             10.57              (.24)                 3.46               3.22
   Year ended 7/31/99 .........             11.20              (.15)                  .68                .53
   Year ended 7/31/98 .........             12.03              (.18)                  .34                .16

   Class C
   Year ended 7/31/02 .........            $ 7.67            $ (.19)               $(2.00)            $(2.19)
   Year ended 7/31/01 .........             13.62              (.21)                (4.01)             (4.22)
   Year ended 7/31/00 .........             10.59              (.24)                 3.47               3.23
   Year ended 7/31/99 .........             11.22              (.16)                  .69                .53
   Year ended 7/31/98 .........             12.05              (.19)                  .35                .16

Alliance Greater China '97 Fund
   Class A
   Year ended 7/31/02 .........            $ 8.45            $  .09(b)             $ (.99)            $ (.90)
   Year ended 7/31/01 .........             10.34              (.01)(b)             (1.88)             (1.89)
   Year ended 7/31/00 .........              8.20              (.04)(b)              2.18               2.14
   Year ended 7/31/99 .........              4.84               .02(b)               3.34               3.36
   9/3/97++ to 7/31/98 ........             10.00               .08(b)              (5.18)             (5.10)

   Class B
   Year ended 7/31/02 .........            $ 8.21            $  .03(b)             $ (.94)            $ (.91)
   Year ended 7/31/01 .........             10.13              (.07)(b)             (1.85)             (1.92)
   Year ended 7/31/00 .........              8.12              (.11)(b)              2.12               2.01
   Year ended 7/31/99 .........              4.82              (.01)(b)              3.31               3.30
   9/3/97++ to 7/31/98 ........             10.00               .03(b)              (5.17)             (5.14)

   Class C
   Year ended 7/31/02 .........            $ 8.21            $  .04(b)             $ (.95)            $ (.91)
   Year ended 7/31/01 .........             10.13              (.08)(b)             (1.84)             (1.92)
   Year ended 7/31/00 .........              8.11              (.13)(b)              2.15               2.02
   Year ended 7/31/99 .........              4.82              (.03)(b)              3.32               3.29
   9/3/97++ to 7/31/98 ........             10.00               .03(b)              (5.17)             (5.14)

Alliance All-Asia
Investment Fund
   Class A
   11/1/01 to 4/30/02+++ ......            $ 5.24            $ (.06)(b)            $  .46             $  .40
   Year ended 10/31/01 ........              9.71              (.15)(b)             (3.21)             (3.36)
   Year ended 10/31/00 ........             10.46              (.19)                 (.56)              (.75)
   Year ended 10/31/99 ........              5.86              (.10)(b)              4.70               4.60
   Year ended 10/31/98 ........              7.54              (.10)(b)             (1.58)             (1.68)
   Year ended 10/31/97 ........             11.04              (.21)(b)             (2.95)             (3.16)

   Class B
   11/1/01 to 4/30/02+++ ......            $ 4.95            $ (.07)(b)            $  .44             $  .37
   Year ended 10/31/01 ........              9.30              (.18)(b)             (3.06)             (3.24)
   Year ended 10/31/00 ........             10.09              (.29)                 (.50)              (.79)
   Year ended 10/31/99 ........              5.71              (.18)(b)              4.56               4.38
   Year ended 10/31/98 ........              7.39              (.14)(b)             (1.54)             (1.68)
   Year ended 10/31/97 ........             10.90              (.28)(b)             (2.89)             (3.17)

   Class C
   11/1/01 to 4/30/02+++ ......            $ 4.96            $ (.07)(b)            $  .44             $  .37
   Year ended 10/31/01 ........              9.32              (.18)(b)             (3.07)             (3.25)
   Year ended 10/31/00 ........             10.12              (.29)                 (.51)              (.80)
   Year ended 10/31/99 ........              5.72              (.18)(b)              4.58               4.40
   Year ended 10/31/98 ........              7.40              (.14)(b)             (1.54)             (1.68)
   Year ended 10/31/97 ........             10.91              (.27)(b)             (2.90)             (3.17)

                                                              Less Dividends and Distributions                    Less Distributions
                                             -----------------------------------------------------------------    ------------------

                                              Dividends       Distributions                                             Total
                                              from Net        in Excess of     Distributions     Distributions        Dividends
                                             Investment      Net Investment        from          in Excess of            and
      Fiscal Year or Period                    Income            Income        Capital Gains     Capital Gains      Distributions
      ---------------------                  ----------      --------------    -------------     -------------      -------------
Alliance Global Small Cap Fund
   Class A
   Year ended 7/31/02 .........                $ 0.00            $ 0.00             $ 0.00           $ 0.00           $ 0.00
   Year ended 7/31/01 .........                  0.00              0.00               0.00            (1.73)           (1.73)
   Year ended 7/31/00 .........                  0.00              0.00               (.20)            0.00             (.20)
   Year ended 7/31/99 .........                  0.00              0.00              (1.16)            0.00            (1.16)
   Year ended 7/31/98 .........                  0.00              0.00               (.99)            0.00             (.99)

   Class B
   Year ended 7/31/02 .........                $ 0.00            $ 0.00             $ 0.00           $ 0.00           $ 0.00
   Year ended 7/31/01 .........                  0.00              0.00               0.00            (1.73)           (1.73)
   Year ended 7/31/00 .........                  0.00              0.00               (.20)            0.00             (.20)
   Year ended 7/31/99 .........                  0.00              0.00              (1.16)            0.00            (1.16)
   Year ended 7/31/98 .........                  0.00              0.00               (.99)            0.00             (.99)

   Class C
   Year ended 7/31/02 .........                $ 0.00            $ 0.00             $ 0.00           $ 0.00           $ 0.00
   Year ended 7/31/01 .........                  0.00              0.00               0.00            (1.73)           (1.73)
   Year ended 7/31/00 .........                  0.00              0.00               (.20)            0.00             (.20)
   Year ended 7/31/99 .........                  0.00              0.00              (1.16)            0.00            (1.16)
   Year ended 7/31/98 .........                  0.00              0.00               (.99)            0.00             (.99)

Alliance Greater China '97 Fund
   Class A
   Year ended 7/31/02 .........                $ 0.00            $ 0.00             $ 0.00           $ 0.00           $ 0.00
   Year ended 7/31/01 .........                  0.00              0.00               0.00             0.00             0.00
   Year ended 7/31/00 .........                  0.00              0.00               0.00             0.00             0.00
   Year ended 7/31/99 .........                  0.00              0.00               0.00             0.00             0.00
   9/3/97++ to 7/31/98 ........                  (.06)             0.00               0.00             0.00             (.06)

   Class B
   Year ended 7/31/02 .........                $ 0.00            $ 0.00             $ 0.00           $ 0.00           $ 0.00
   Year ended 7/31/01 .........                  0.00              0.00               0.00             0.00             0.00
   Year ended 7/31/00 .........                  0.00              0.00               0.00             0.00             0.00
   Year ended 7/31/99 .........                  0.00              0.00               0.00             0.00             0.00
   9/3/97++ to 7/31/98 ........                  (.03)             (.01)              0.00             0.00             (.04)

   Class C
   Year ended 7/31/02 .........                $ 0.00            $ 0.00             $ 0.00           $ 0.00           $ 0.00
   Year ended 7/31/01 .........                  0.00              0.00               0.00             0.00             0.00
   Year ended 7/31/00 .........                  0.00              0.00               0.00             0.00             0.00
   Year ended 7/31/99 .........                  0.00              0.00               0.00             0.00             0.00
   9/3/97++ to 7/31/98 ........                  (.03)             (.01)              0.00             0.00             (.04)

Alliance All-Asia
Investment Fund
   Class A
   11/1/01 to 4/30/02+++ ......                $ 0.00            $ 0.00             $ 0.00           $ 0.00           $ 0.00
   Year ended 10/31/01 ........                  0.00              0.00              (1.01)            (.10)           (1.11)
   Year ended 10/31/00 ........                  0.00              0.00               0.00             0.00             0.00
   Year ended 10/31/99 ........                  0.00              0.00               0.00             0.00             0.00
   Year ended 10/31/98 ........                  0.00              0.00               0.00             0.00             0.00
   Year ended 10/31/97 ........                  0.00              0.00               (.34)            0.00             (.34)

   Class B
   11/1/01 to 4/30/02+++ ......                $ 0.00            $ 0.00             $ 0.00           $ 0.00           $ 0.00
   Year ended 10/31/01 ........                  0.00              0.00              (1.01)            (.10)           (1.11)
   Year ended 10/31/00 ........                  0.00              0.00               0.00             0.00             0.00
   Year ended 10/31/99 ........                  0.00              0.00               0.00             0.00             0.00
   Year ended 10/31/98 ........                  0.00              0.00               0.00             0.00             0.00
   Year ended 10/31/97 ........                  0.00              0.00               (.34)            0.00             (.34)

   Class C
   11/1/01 to 4/30/02+++ ......                $ 0.00            $ 0.00             $ 0.00           $ 0.00           $ 0.00
   Year ended 10/31/01 ........                  0.00              0.00              (1.01)            (.10)           (1.11)
   Year ended 10/31/00 ........                  0.00              0.00               0.00             0.00             0.00
   Year ended 10/31/99 ........                  0.00              0.00               0.00             0.00             0.00
   Year ended 10/31/98 ........                  0.00              0.00               0.00             0.00             0.00
   Year ended 10/31/97 ........                  0.00              0.00               (.34)            0.00             (.34)

                                                                                         Ratios/Supplemental Data
                                                                      --------------------------------------------------------------

                                        Net Asset                                            Ratio of   Ratio of Net
                                         Value,                         Net Assets,         Expenses    ncome (Loss)
                                         End of        Total           End of Period       to Average    to Average      Portfolio
      Fiscal Year or Period              Period      Return (c)       (000's omitted)      Net Assets    Net Assets    Turnover Rate
      ---------------------              ------      ----------       ---------------      ----------    ----------    -------------
Alliance Global Small Cap Fund
   Class A
   Year ended 7/31/02 .........          $ 6.29        (28.03)%            $ 47,367          2.62%          (1.99)%           84%
   Year ended 7/31/01 .........            8.74        (33.85)               74,639          2.14(e)        (1.33)           121
   Year ended 7/31/00 .........           15.13         31.81               120,687          2.02(e)        (1.07)           133
   Year ended 7/31/99 .........           11.66          7.51                77,164          2.37(e)         (.79)           120
   Year ended 7/31/98 .........           12.14          2.49                82,843          2.16(e)         (.88)           113

   Class B
   Year ended 7/31/02 .........          $ 5.46        (28.63)%            $ 19,858          3.42%          (2.80)%           84%
   Year ended 7/31/01 .........            7.65        (34.44)               35,500          2.90(e)        (2.10)           121
   Year ended 7/31/00 .........           13.59         30.82                65,097          2.76(e)        (1.82)           133
   Year ended 7/31/99 .........           10.57          6.74                30,205          3.14(e)        (1.59)           120
   Year ended 7/31/98 .........           11.20          1.80                38,827          2.88(e)        (1.58)           113

   Class C
   Year ended 7/31/02 .........          $ 5.48        (28.55)%            $  4,393          3.40%          (2.78)%           84%
   Year ended 7/31/01 .........            7.67        (34.43)                8,609          2.89(e)        (2.12)           121
   Year ended 7/31/00 .........           13.62         30.86                19,580          2.75(e)        (1.80)           133
   Year ended 7/31/99 .........           10.59          6.72                 7,058          3.15(e)        (1.61)           120
   Year ended 7/31/98 .........           11.22          1.79                 9,471          2.88(e)        (1.59)           113

Alliance Greater China '97 Fund
   Class A
   Year ended 7/31/02 .........          $ 7.55        (10.65)%            $  2,253          2.50%(d)        1.18%(b)         63%
   Year ended 7/31/01 .........            8.45        (18.28)                2,039          2.51(d)(e)      (.09)(b)         64
   Year ended 7/31/00 .........           10.34         26.10                 2,471          2.52(d)(e)      (.42)(b)        158
   Year ended 7/31/99 .........            8.20         69.42                 1,011          2.52(d)(e)       .36(b)          94
   9/3/97 to 7/31/98 ..........            4.84        (51.20)                  445          2.52*(d)(e)     1.20*(b)         58

   Class B
   Year ended 7/31/02 .........          $ 7.30        (11.08)%            $  3,266          3.20%(d)         .41%(b)         63%
   Year ended 7/31/01 .........            8.21        (18.95)                3,234          3.21(d)(e)      (.81)(b)         64
   Year ended 7/31/00 .........           10.13         24.75                 4,047          3.22(d)(e)     (1.13)(b)        158
   Year ended 7/31/99 .........            8.12         68.46                 1,902          3.22(d)(e)      (.22)(b)         94
   9/3/97 to 7/31/98 ..........            4.82        (51.53)                1,551          3.22*(d)(e)      .53*(b)         58

   Class C
   Year ended 7/31/02 .........          $ 7.30        (11.08)%            $  1,302          3.20%(d)         .50%(b)         63%
   Year ended 7/31/01 .........            8.21        (18.95)                  877          3.21(d)(e)      (.84)(b)         64
   Year ended 7/31/00 .........           10.13         24.91                 1,372          3.22(d)(e)     (1.31)(b)        158
   Year ended 7/31/99 .........            8.11         68.26                   162          3.22(d)(e)      (.49)(b)         94
   9/3/97 to 7/31/98 ..........            4.82        (51.53)                  102          3.22*(d)(e)      .50*(b)         58

Alliance All-Asia
Investment Fund
   Class A
   11/1/01 to 4/30/02+++ ......          $ 5.64          7.63%             $  9,574          3.00%*(d)      (2.08)%*         120%
   Year ended 10/31/01 ........            5.24        (38.77)                9,637          3.00(d)        (2.20)           150
   Year ended 10/31/00 ........            9.71         (7.17)               20,436          2.35(e)(g)     (1.51)           153
   Year ended 10/31/99 ........           10.46         78.50                40,040          2.45(d)(e)     (1.20)           119
   Year ended 10/31/98 ........            5.86        (22.28)                3,778          3.74(d)(e)     (1.50)            93
   Year ended 10/31/97 ........            7.54        (29.61)                5,916          3.45(d)        (1.97)            70

   Class B
   11/1/01 to 4/30/02+++ ......          $ 5.32          7.48%             $ 13,874          3.70%*(d)      (2.77)%*         120%
   Year ended 10/31/01 ........            4.95        (39.25)               14,640          3.70(d)        (2.94)           150
   Year ended 10/31/00 ........            9.30         (7.83)               35,927          3.18(e)(g)     (2.32)           153
   Year ended 10/31/99 ........           10.09         76.71                38,108          3.48(d)(e)     (2.31)           119
   Year ended 10/31/98 ........            5.71        (22.73)                8,844          4.49(d)(e)     (2.22)            93
   Year ended 10/31/97 ........            7.39        (30.09)               11,439          4.15(d)        (2.67)            70

   Class C
   11/1/01 to 4/30/02+++ ......          $ 5.33          7.46%             $  3,376          3.70%*(d)      (2.82)%*         120%
   Year ended 10/31/01 ........            4.96        (39.28)                3,695          3.70(d)        (2.93)           150
   Year ended 10/31/00 ........            9.32         (7.90)               11,284          3.18(e)(g)     (2.31)           153
   Year ended 10/31/99 ........           10.12         76.92                10,060          3.41(d)(e)     (2.21)           119
   Year ended 10/31/98 ........            5.72        (22.70)                1,717          4.48(d)(e)     (2.20)            93
   Year ended 10/31/97 ........            7.40        (30.06)                1,859          4.15(d)        (2.66)            70


--------------------------------------------------------------------------------
Please refer to the footnotes on page 60 and 61.


                                     58 & 59

                                                                Income from Investment Operations
                                                       ----------------------------------------------------
                                                                           Net Realized
                                                                           and Unrealized
                                       Net Asset                           Gain (Loss) on      Net Increase
                                        Value,                            Investments and      (Decrease)
                                       Beginning       Net Investment    Foreign Currency        in Net
                                       of Period          Loss (a)         Transactions        Asset Value
                                       ---------       --------------    ----------------      ------------
The Korean Investment Fund
Class A
5/1/02 to 6/30/02+ .............         $9.99            $(.02)(b)            $(.48)            $(.50)
Year ended 4/30/02 .............          6.53             (.11)(b)             3.48              3.37
Year ended 4/30/01 .............          9.14             (.08)               (2.81)            (2.89)
Year ended 4/30/00 .............          6.90             (.07)                2.22              2.15
Year ended 4/30/99 .............          3.48             (.06)                3.48              3.42
Year ended 4/30/98 .............          7.52             (.09)               (3.96)            (4.04)

Class B
5/1/02 to 6/30/02+ .............         $9.82            $(.02)(b)            $(.47)            $(.49)
12/10/01 to 4/30/02++++ ........          7.55             (.12)(b)             2.39              2.27

Class C
5/1/02 to 6/30/02+ .............         $9.82            $(.02)(b)            $(.48)            $(.50)
12/10/01 to 4/30/02++++ ........          9.33             (.04)(b)              .53               .49

                                                   Capital Share Transactions
                                           -------------------------------------------
                                            Anti-
                                           Dilutive
                                           Effect
                                          of Share      Anti-dilutive        Total               Net
                                         Repurchase     effect of 2%     Capital Share      Asset Value,
                                           Program     redemption fee    Transactions       End of Period
                                         ----------    --------------    -------------      -------------
The Korean Investment Fund
Class A
5/1/02 to 6/30/02+ .............            $0.00            $ .03            $ .03            $9.52
Year ended 4/30/02 .............             0.00              .09              .09             9.99
Year ended 4/30/01 .............              .28              .28             0.00             6.53
Year ended 4/30/00 .............              .09              .09             0.00             9.14
Year ended 4/30/99 .............             0.00             0.00             0.00             6.90
Year ended 4/30/98 .............             0.00             0.00             0.00             3.48

Class B
5/1/02 to 6/30/02+ .............            $0.00            $0.00            $0.00            $9.33
12/10/01 to 4/30/02++++ ........             0.00             0.00             0.00             9.82

Class C
5/1/02 to 6/30/02+ .............            $0.00            $0.00            $0.00            $9.32
12/10/01 to 4/30/02++++ ........             0.00             0.00             0.00             9.82

                                          Total Return
                                          ------------
                               Total Investment Return Based on: (c)                              Ratios/Supplemental Data
                               -------------------------------------                   --------------------------------------------

                                                                                                      Ratio of        Ratio of Net
                                                                                       Net Assets,    Expenses      Investment Loss
                                                Net                   End of Period    to Average    to Average        Portfolio
                                            Asset Value              (000's omitted)   Net Assets    Net Assets      Turnover Rate
                                            -----------              ---------------   ----------    ----------      -------------
The Korean Investment Fund

Class A
5/1/02 to 6/30/02+ .............              (4.70)%(h)                 $32,873        2.50%(d)*     (1.22)%*(b)            7%
Year ended 4/30/02 .............              52.99(h)                    39,701        2.50**        (1.51)(b)             42
Year ended 4/30/01 .............             (28.56)                      48,633        2.29           (.98)                32
Year ended 4/30/00 .............              32.46                       74,622        2.06           (.71)                68
Year ended 4/30/99 .............              98.28                       58,348        2.93          (1.49)               102
Year ended 4/30/98 .............             (53.72)                      29,439        2.29          (1.60)                47

Class B
5/1/02 to 6/30/02+ .............              (4.99)%                    $   190        3.20%(d)*      (.84)%*(b)            7%
12/10/01 to 4/30/02++++ ........              30.07                          164        3.20**        (3.10)*(b)            42

Class C
5/1/02 to 6/30/02+ .............             (5.09)%                     $   207        3.20%(d)*     (1.08)%*(b)            7%
12/10/01 to 4/30/02++++ ........              5.25                           200        3.20**        (3.32)*(b)            42

+     Change in fiscal year end.
++    Commencement of operations.
+++   Unaudited.
++++  Date of first issuance of shares of this class.
*     Annualized.
** Net of expenses assumed and/or waived/reimbursed. If the Korean Investment Fund had borne all expenses for the year ended April 30, 2002 their expense ratios would have been as follows 3.40% for Class A, 5.25% for Class B and 5.36% for Class C.
(a)   Based on average shares outstanding.
(b)   Net of fee waiver and expense reimbursement.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.
(d) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in (e) below, would have been as follows:

                                                     1997         1998           1999          2000           2001          2002
                                                     ----         ----           ----          ----           ----          ----
      Alliance All-Asia Investment Fund
        Class A                                      3.57%        4.63%          2.93%         2.35%          3.19%         3.92%*
        Class B                                      4.27%        5.39%          3.96%         3.18%          4.00%         4.77%*
        Class C                                      4.27%        5.42%          3.89%         3.18%          3.94%         4.66%*

      Alliance Greater China '97 Fund
        Class A                                        --        18.27%*        19.68%         9.92%          9.50%        10.82%
        Class B                                        --        19.18%*        20.22%        10.72%         10.28%        11.56%
        Class C                                        --        19.37%*        20.41%        10.01%         10.13%        11.28%

      Alliance International Premier Growth Fund
        Class A                                        --         5.19%*         3.26%           --             --            --
        Class B                                        --         6.14%*         3.93%           --             --            --
        Class C                                        --         6.00%*         3.92%           --             --            --

      Alliance Health Care Fund
        Class A                                        --           --             --          1.96%*           --            --
        Class B                                        --           --             --          2.67%*           --            --
        Class C                                        --           --             --          2.67%*           --            --

      The Korean Investment Fund
        Class A                                        --           --             --            --             --          3.70%*
        Class B                                        --           --             --            --             --          4.68%*
        Class C                                        --           --             --            --             --          4.43%*

(e) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets, assuming the assumption and/or waiver/reimbursement of expenses described in (d) above, would have been as follows:

      Alliance Balance Fund
      Shares                   1998          1999
        Class A                1.29%         1.21%
        Class B                2.05%         1.96%
        Class C                2.04%         1.94%

      Alliance Growth Fund     1997          1998
        Class A                1.25%         1.21%
        Class B                1.95%         1.93%
        Class C                1.95%         1.92%

      Alliance Global
      Small Cap Fund           1998          1999        2000        2001
        Class A                2.14%         2.33%       2.01%       2.13%
        Class B                2.86%         3.11%       2.75%       2.89%
        Class C                2.85%         3.12%       2.74%       2.88%

      Alliance Technology
      Fund                     1997          1998        1999
        Class A                1.66%         1.65%       1.66%
        Class B                2.36%         2.38%       2.38%
        Class C                2.37%         2.38%       2.40%

      Alliance Worldwide
      Privatization Fund       1999          2000
        Class A                1.91%         1.73%
        Class B                2.62%         2.46%
        Class C                2.61%         2.43%

      Alliance Greater
      China '97 Fund           1998          1999        2000        2001
        Class A                2.50%*        2.50%       2.50%       2.50%
        Class B                3.20%*        3.20%       3.20%       3.20%
        Class C                3.20%*        3.20%       3.20%       3.20%

      Alliance New Europe
      Fund                     1998          1999        2000
        Class A                1.84%         1.78%       1.64%
        Class B                2.54%         2.49%       2.36%
        Class C                2.54%         2.49%       2.35%

      Alliance Growth &
      Income Fund              1997          1998
        Class A                 .91%          .92%
        Class B                1.71%         1.71%
        Class C                1.70%         1.71%

      Alliance Quasar Fund     1998          1999        2000
        Class A                1.60%         1.68%       1.67%
        Class B                2.38%         2.45%       2.42%
        Class C                2.37%         2.44%       2.42%

      Alliance Premier
      Growth Fund             1998
        Class A               1.58%
        Class B               2.27%
        Class C               2.27%

      Alliance All-Asia        1998          1999        2000
        Class A                3.70%         2.43%       2.34%
        Class B                4.44%         3.46%       3.17%
        Class C                4.44%         3.39%       3.16%

      Alliance International
      Premier Growth           1999
        Class A                2.50%
        Class B                3.20%
        Class C                3.20%

(f) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on debt securities for financial statement purposes only. For the year ended July 31, 2002, the effect of this change to Class A, Class B and Class C was to decrease net investment income by $.01 per share and increase net unrealized gains and losses by $.01 per share. Consequently, the ratio of net investment income to average net assets was decreased from 2.46% to 2.36% for Class A, 1.71% to 1.61% for Class B and 1.71% to 1.61% for Class C on an annualized basis. Per share, ratios and supplemental data prior to August 1, 2001 have not been restated to reflect this change in presentation.
(g) Includes interest expenses. If Alliance All-Asia Fund had not borne interest expenses, the ratio of expenses (net of interest expenses to average net assets would have been 2.30%, 3.13% and 3.13% for Class A, Class B and Class C, respectively for 2000.
(h) Reflects the impact of the 2% redemption fee which is retained by the Fund. Excluding this fee the returns for the two months ended June 30, 2002 and the year ended April 30, 2002 would have been (5.01)% and 51.61% respectively.



                                     60 & 61

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

The following is additional information about the United Kingdom, Japan, Greater China countries and Korea.

Investment in United Kingdom Issuers. Investment in securities of United Kingdom issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of the Fund's investment denominated in the British pound sterling will fluctuate with pound sterling-dollar exchange rate movements. Between 1972, when the pound sterling was allowed to float against other currencies, and the end of 1992, the pound sterling generally depreciated against most major currencies, including the U.S. Dollar. Between September and December 1992, after the United Kingdom's exit from the Exchange Rate Mechanism of the European Monetary System, the value of the pound sterling fell by almost 20% against the U.S. Dollar. The pound sterling has since recovered due to interest rate cuts throughout Europe and an upturn in the economy of the United Kingdom. The average exchange rate of the U.S. Dollar to the pound sterling was
1.50 in 1993 and 1.44 in 2001.

The United Kingdom's largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world. As measured by the FT-SE 100 index, the performance of the 100 largest companies in the United Kingdom reached 6930.2 at the end of 1999, up approximately 18% from the end of 1998. The FT-SE 100 index closed at 6222.46 at the end of 2000 down approximately 10% from the end of 1999. At the end of 2001, the FT-SE 100 index closed at 5217.40, down approximately 16% from the end of 2000.


The Economic and Monetary Union ("EMU") became fully implemented on February 28, 2002, when a common currency (the Euro) became the exclusive currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, the government has not taken any action to join the EMU.


From 1979 until 1997 the Conservative Party controlled Parliament. In the May 1, 1997 general elections, however, the Labour Party, led by Tony Blair, won a majority in Parliament, gaining 418 of 659 seats in the House of Commons. Mr. Blair, who was appointed Prime Minister, launched a number of reform initiatives, including an overhaul of the monetary policy framework intended to protect monetary policy from political forces by vesting responsibility for setting interest rates in a new Monetary Policy Committee headed by the Governor of the Bank of England, as opposed to the Treasury. Prime Minister Blair has also undertaken a comprehensive restructuring of the regulation of the financial services industry. The Labour Party was re-elected on June 7, 2001 and now holds 409 of the 659 seats in the House of Commons. For further information regarding the United Kingdom, see the SAI of New Europe Fund.

Investment in Japanese Issuers. Investment in securities of Japanese issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of each Fund's investments denominated in the Japanese yen will fluctuate with yen-dollar exchange rate movements. Between 1985 and 1995, the Japanese yen generally appreciated against the U.S. Dollar. Thereafter, the Japanese yen generally depreciated against the U.S. Dollar until mid-1998, when it began to appreciate. In September 1999 the Japanese yen reached a 43-month high against the U.S. Dollar, precipitating a series of interventions by the Japanese government in the currency market, which succeeded in slowing the appreciation of the Japanese yen against the U.S. Dollar. In 2001 the Japanese yen began to depreciate against the U.S. Dollar, reaching a three-year low by year end.

Japan's largest stock exchange is the Tokyo Stock Exchange, the First Section of which is reserved for larger, established companies. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak in 1989. Thereafter, the TOPIX declined approximately 50% through the end of 1997. On December 31, 1999 the TOPIX closed at 1722.20, up approximately 58% from the end of 1998. The TOPIX closed at 1283.67 at the end of 2000, down approximately 25% from the end of 1999. At the end of 2001, the TOPIX closed at 1032.14, down approximately 20% from the end of 2000.

Since the early 1980s, Japan has consistently recorded large current account trade surpluses with the U.S. that have caused difficulties in the relations between the two countries. On October 1, 1994, the U.S. and Japan reached an agreement that was expected to more open Japanese markets with respect to trade in certain goods and services. Since then, the two countries have agreed in principle to increase Japanese imports of American automobiles and automotive parts, as well as other goods and services. Nevertheless, the surpluses have persisted and it is expected that continuing the friction between the U.S. and Japan with respect to trade issues will continue for the foreseeable future.

Each Fund's investments in Japanese issuers will be subject to uncertainty resulting from the instability of recent Japanese ruling coalitions. From 1955 to 1993, Japan's government was controlled by a single political party, the conservative Liberal Democratic party (the "LDP"). Since 1993, Japan has been ruled by six different governments and seven prime ministers. While the LDP remains Japan's largest party and continues to dominate Japanese politics, the LDP has not always been able to gain the majority of either house of the parliament and has had to form coalitions with other parties. The current Prime Minister is Junichiro Koizumi, who was elected by the LDP in April 2001 to replace Yoshiro Mori. For the past several years, Japan's banking industry has been weakened by a significant amount of problem loans. Following the insolvency of one of Japan's largest banks in November 1997, the government proposed several plans designed to strengthen the weakened banking sector. In October 1998, the Japanese parliament approved several new laws that made $508 billion in public funds available to increase the capital of Japanese banks, to guarantee depositors' accounts and to nationalize the weakest banks. Despite these measures, Japanese banks remain in a very weakened condition. The government is formulating new plans to restore the banking sector to good health as well as to reinvigorate Japan's stalled economy. For further information regarding Japan, see the SAI of Alliance All-Asia Investment Fund.


Investment in Greater China Issuers. China, in particular, but Hong Kong and Taiwan, as well, in significant measure because of their existing and increasing economic, and now in the case of Hong Kong, direct political ties with China, may be subject to a greater degree of economic, political and social instability than is the case in the United States.

China's economy is very much in transition. While the government still controls production and pricing in major economic sectors, significant steps have been taken toward capitalism and China's economy has become increasingly market oriented. China's strong economic growth and ability to attract significant foreign investment in recent years stem from the economic liberalization initiated by Deng Xiaoping, who assumed power in the late 1970s. The economic growth, however, has not been smooth and has been marked by extremes in many respects of inordinate growth, which has not been tightly controlled, followed by rigid measures of austerity.

The rapidity and erratic nature of the growth have resulted in inefficiencies and dislocations, including at times high rates of inflation.

China's economic development has occurred notwithstanding the continuation of the power of China's Communist Party and China's authoritarian government control, not only of centrally planned economic decisions, but of many aspects of the social structure. While a significant portion of China's population has benefited from China's economic growth, the conditions of many leave much room for improvement. Notwithstanding restrictions on freedom of expression and the absence of a free press, and notwithstanding the extreme manner in which past unrest has been dealt with, the 1989 Tianamen Square uprising being a recent reminder, the potential for renewed popular unrest associated with demands for improved social, political and economic conditions cannot be dismissed.

Following the death of Deng Xiaoping in February 1997, Jiang Zemin became the leader of China's Communist Party. The transfer of political power has progressed smoothly and Jiang's popularity and credibility have gradually increased. Jiang continues to consolidate his power, but as of yet does not appear to have the same degree of control as did Deng Xiaoping. Jiang has continued the market-oriented policies of Deng. Currently, China's major economic challenge centers on reforming or eliminating inefficient state-owned enterprises without creating an unacceptable level of unemployment. Recent capitalistic policies have in many respects effectively outdated the Communist Party and the governmental structure, but both remain entrenched. The Communist Party still controls access to governmental positions and closely monitors governmental action.

In addition to the economic impact of China's internal political uncertainties, the potential effect of China's actions, not only on China Itself, but on Hong Kong and Taiwan as well, could also be significant.

China is heavily dependent on foreign trade, particularly with Japan, the U.S., South Korea and Taiwan, as well as trade with Hong Kong. Political developments adverse to its trading partners, as well as political and social repression, could cause the U.S. and others to alter their trading policy towards China. China's long sought admission to the World Trade Organization, however, which became effective on January 1, 2002, enhances China's status in the international community. With much of China's trading activity being funneled through Hong Kong and with trade through Taiwan becoming increasingly significant, any sizable reduction in demand for goods from China would have negative implications for both countries. China is believed to be the largest investor in Hong Kong and its markets and an economic downturn in China would be expected to reverberate through Hong Kong's markets as well.

China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. Hong Kong is headed by a chief executive, appointed by the central government of China, whose power is checked by both the government of China and a Legislative Council. Although Hong Kong voters voted overwhelmingly for pro-democracy candidates in the May 1998 election and again in the September 2000 election (although by a smaller margin), it remains possible that China could exert its authority so as to alter the economic structure, political structure or existing social policy of Hong Kong. Investor and business confidence in Hong Kong can be affected significantly by such developments, which in turn can affect markets and business performance. In this connection, it is noted that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related activities.

The securities markets of China and to a lesser extent Taiwan, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, Alliance Greater China '97 Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of China and Taiwan is restricted or controlled to varying degrees. These restrictions or controls, which apply to the Alliance Greater China '97 Fund, may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. China and Taiwan require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from China and Taiwan is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose restrictions on foreign capital remittances.

Alliance Greater China '97 Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected by any such factor or factors on the Fund's investments. The limited liquidity in certain Greater China markets is a factor to be taken into account in the Fund's valuation of portfolio securities in this category and may affect the Fund's ability to dispose of securities in order to meet redemption requests at the price and time it wishes to do so. It is also anticipated that transaction costs, including brokerage commissions for transactions both on and off the securities exchanges in Greater China countries, will be higher than in the U.S.

Issuers of securities in Greater China countries are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as timely disclosure of information, insider trading rules, restrictions on market manipulation and shareholder proxy requirements. Reporting, accounting and auditing standards of Greater China countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in securities of Greater China country issuers than to investors in securities of U.S. issuers.

Investment in Greater China companies that are in the initial stages of their development involves greater risk than is customarily associated with securities of more established companies. The securities of such companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of established companies or broad market indices.

Investment in Korean Issuers. Korea may be subject to a greater degree of economic, political and social instability than is the case in the United States. Korea's economy and the stability of its currency can be adversely affected by regional or currency turmoil. The economic health of Korea and the Asian region depends on each country's ability to carry out fiscal and monetary reforms, some of which were imposed by the International Monetary Fund as a condition to receiving economic aid in late 1997. The majority of the countries in the Asian region, including Korea, are developing or newly industrialized economies, which tend to experience more economic volatility than developed countries.

While the financial crisis of 1997 has largely abated and Korea has instituted reforms to stabilize its economy, Korea is stilll faced with economic vulnerabilities and shaken investor confidence.Korea's capital markets have undergone significant reform as well since 1997. The Korean government has taken steps to increase the role of local capital markets in financing and has opened the stock market to foreign investors. However, a small number of companies and industries, including the semi-conductor industry described below, still represent a large portion of the market in Korea. There is no assurance that these or other structural reforms initiated by Korea will be successful in restoring sustainable growth in Korea.

The insolvency of Korea's second largest conglomerate in 1999 created turmoil in financial markets and left investors holding large amounts of worthless bonds. In addition, Korea's banks and insurance companies have a large stock of non-performing loans and a number of significant companies have become insolvent in recent times. Korea's vulnerable financial system could be threatened by further economic instability.

While Korea's manufacturing base has grown, Korea's manufacturing industry as a percentage of GDP has remained stable at approximately 30% since 1988. Korea has developed a strong semi-conductor industry and Korea ranks as one of the world's largest steel producers.The semiconductor industry comprises a major segment of the Korean market. This industry has historically been subject to wide fluctuations in demand and manufacturing capacity and, as a result, can be highly price-sensitive. The semiconductor industry can be significantly affected by currency fluctuations, rapid technological change, and increasing competition from Asia's low-cost emerging economies.

Much of Korea's economy is dependent upon international trade. Korea is still heavily dependent upon imports of capital goods, making its export performance heavily dependent on international prices for these goods. In 2001, capital goods accounted for approximately 40% of the country's total imports in value terms, a level almost unchanged from 1995. Because Korea has few natural resources, it is heavily dependent upon oil, timber and industrial metals. The composition of exports has changed radically over the last 25 years. Exports of labor intensive goods such as clothing, footwear and toys are either stagnant or in decline because of a shift of such operations to lower wage countries in Southeast Asia. At the same time, exports of more sophisticated products, such as memory chips, automobile equipment, and telecommunications equipment, have been growing. North Korea has been a concern to Korea since the end of World War II, due to the threat of military aggression by North Korea. North Korea has purportedly developed nuclear weapons, holds a stockpile of chemical weapons and maintains an army of close to one million. Periodic military incidents between the two serve to fuel concerns of conflict. Relations between North Korea and Korea began to improve with the first-ever inter-Korean summit held in June of 2000. There have been subsequent efforts to improve relations, but tensions between Korea and North Korea are likely to continue for the foreseeable future. For further information regarding Korea, see the SAI for The Korean Investment Fund.

                      (This page left intentionally blank)

                      (This page left intentionally blank)

For more information about the Funds, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:          c/o Alliance Global Investor Services, Inc.
                  P.O. Box 1520
                  Secaucus, NJ 07096-1520

By Phone:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102

You also may find more information about Alliance and the Funds on the Internet at: www.Alliancecapital.com.

Fund                                                SEC File No.
-----                                               -----------
Alliance Premier Growth Fund                        811-06730
Alliance Health Care Fund                           811-09329
Alliance Growth Fund                                811-05088
Alliance Technology Fund                            811-03131
Alliance Quasar Fund                                811-01716
Alliance Mid-Cap Growth Fund                        811-00204
Alliance Growth & Income                            811-00126
Alliance Balanced Shares                            811-00134
Alliance New Europe Fund                            811-06028
Alliance Worldwide Privatization Fund               811-08426
Alliance International Premier Growth Fund          811-08527

Alliance Global Small Cap Fund                      811-01415
Alliance Greater China '97 Fund                     811-08201
Alliance All-Asia Investment Fund                   811-08776
The Korean Investment Fund                          811-06467

--------------------------------------------------------------------------------

Privacy Notice (This information is not part of the Prospectus.)

Alliance Capital Management L.P., the Alliance Family of Funds and Alliance Fund Distributors, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.

--------------------------------------------------------------------------------

The Alliance Stock Funds

The Alliance Stock Funds provide a broad selection of investment alternatives to investors seeking capital growth or high total return.

      Advisor Class Prospectus and Application


      November 1, 2002


      Domestic Stock Funds

            > Alliance Premier Growth Fund
            > Alliance Health Care Fund
            > Alliance Growth Fund
            > Alliance Technology Fund
            > Alliance Quasar Fund
            > Alliance Mid-Cap Growth Fund

      Total Return Funds

            > Alliance Growth and Income Fund
            > Alliance Balanced Shares

      Global Stock Funds


            > Alliance New Europe Fund
            > Alliance Worldwide Privatization Fund
            > Alliance International Premier Growth Fund
            > Alliance Global Small Cap Fund
            > Alliance Greater China '97 Fund
            > Alliance All-Asia Investment Fund


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                      Alliance Capital [LOGO](R)

Investment Products Offered
---------------------------
> Are Not FDIC Insured
> May Lose Value
> Are Not Bank Guaranteed
---------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page


RISK/RETURN SUMMARY .......................................................    3
Domestic Stock Funds ......................................................    4
Total Return Funds ........................................................   10
Global Stock Funds ........................................................   12
Summary of Principal Risks ................................................   18
Principal Risks by Fund ...................................................   19

FEES AND EXPENSES OF THE FUNDS ............................................   20

GLOSSARY ..................................................................   23

DESCRIPTION OF THE FUNDS ..................................................   24
Investment Objectives and Principal Policies ..............................   24
Description of Additional Investment Practices ............................   33
Additional Risk Considerations ............................................   39

MANAGEMENT OF THE FUNDS ...................................................   41

PURCHASE AND SALE OF SHARES ...............................................   45
How The Funds Value Their Shares ..........................................   45
How To Buy Shares .........................................................   45
How To Exchange Shares ....................................................   45
How To Sell Shares ........................................................   45

DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................   46

CONVERSION FEATURE ........................................................   47

GENERAL INFORMATION .......................................................   47

FINANCIAL HIGHLIGHTS ......................................................   49

APPENDIX A--ADDITIONAL INFORMATION
ABOUT THE UNITED KINGDOM, JAPAN, AND
GREATER CHINA COUNTRIES ...................................................   54


The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Alliance Stock Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.


The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks begins on page 18.


More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds also may at times use certain types of investment derivatives such as options, futures, forwards, and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

The Risk/Return Summary includes a table for each Fund showing its average annual returns before and after taxes and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

      o how the Fund's average annual returns, before and after taxes, for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad-based securities market index; and

      o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).

A Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments you may lose money by investing in the Funds.

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.

Alliance Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.

Normally, the Fund invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully-valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Fund also may invest up to 20% of its net assets in convertible securities and up to 20% of its total assets in equity securities of non-U.S. companies.


Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of companies than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in foreign securities have foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5         Since
                                               Year         Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes               -23.72%        9.63%       11.54%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -23.72%        8.46%       10.04%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                          -14.45%        8.04%        9.49%
--------------------------------------------------------------------------------
Russell    (reflects no deduction
1000         for fees, expenses,
Growth       or taxes)
Index                                        -20.42%        8.27%        9.10%
--------------------------------------------------------------------------------

*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -33.75%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a    33.11    49.85   29.42   -19.59    -23.72
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 31.15%, 4th quarter, 1998; and Worst Quarter was down -19.81%, 3rd quarter, 2001.

Alliance Health Care Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is capital appreciation and, secondarily, current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in health care and health care-related industries ("Health Care Industries") (companies principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders). Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies which are expected to profit from the development of new products and services for these industries. Under normal circumstances, the Fund invests primarily in the equity securities of U.S. companies. The Fund may invest up to 40% of its total assets in foreign securities. The Fund may invest in new, smaller or less-seasoned companies as well as in larger, established companies in the Health Care Industries.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. Unlike many other equity funds, the Fund invests in the securities of companies principally engaged in Health Care Industries. As a result, certain economic conditions and market changes that affect those industries may have a more significant effect on the Fund's net asset value than on the value of a more broadly diversified fund. For example, the Fund's share price could be affected by changes in competition, legislation or government regulation, government funding, product liability and other litigation, the obsolescence or development of products, or other factors specific to the health care and health sciences industries. The Fund's investments in foreign securities have foreign risk and currency risk. The Fund's investment in small- to mid-capitalization companies have capitalization risk. These investments may be more volatile than investments in large-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                             1          Since
                                                            Year      Inception*
--------------------------------------------------------------------------------
Advisor     Return Before Taxes                           -17.27%        5.47%
Class**     --------------------------------------------------------------------
            Return After Taxes
              on Distributions                            -17.27%        5.36%
            --------------------------------------------------------------------
            Return After Taxes on
              Distributions and
              Sale of Fund Shares                         -10.52%        4.36%
--------------------------------------------------------------------------------
S&P 500     (reflects no deduction
Index         for fees, expenses,
              or taxes)                                   -11.88%       -4.65%
--------------------------------------------------------------------------------
S&P         (reflects no deduction
Healthcare    for fees, expenses,
Composite     or taxes)                                   -11.95%        5.38%
--------------------------------------------------------------------------------


*     Inception Date for Advisor Class shares: 8/27/99.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual return for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -17.05%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a     n/a      n/a     n/a     32.96    -17.27
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 14.84%, 2nd quarter, 2000; and Worst Quarter was down -19.10%, 1st quarter, 2001.

Alliance Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds and generally up to 20% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in lower-rated, fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes               -24.29%        5.02%        6.49%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -24.29%        3.13%        4.47%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                          -14.79%        4.16%        5.29%
--------------------------------------------------------------------------------
Russell
3000       (reflects no deduction
Growth       for fees, expenses,
Index        or taxes)                       -19.63%        7.72%        8.55%
--------------------------------------------------------------------------------


*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -29.15%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a    27.46    28.55   25.96   -18.24    -24.29
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 28.97%, 4th quarter, 1998; and Worst Quarter was down -23.56%, 1st quarter, 2001.

Alliance Technology Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Fund also may invest in debt securities and up to 25% of its total assets in foreign securities.

Among the principal risks of investing in the Fund are market risk and industry/sector risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt and foreign securities, your investment has interest rate risk, credit risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes               -25.66%       10.69%       11.22%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -25.68%        9.80%       10.32%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                          -15.61%        8.87%        9.31%
--------------------------------------------------------------------------------
S&P 500    (reflects no deduction
Index        for fees, expenses,
             or taxes)                       -11.88%       10.70%       11.47%
--------------------------------------------------------------------------------


*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -49.34%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a     4.84    63.68   73.72   -24.42    -25.66
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 44.69%, 4th quarter, 1999; and Worst Quarter was down -35.25%, 3rd quarter, 2001.

Alliance Quasar Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund generally invests in a widely-diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. The Fund currently emphasizes investment in small cap companies. The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.


Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes               -13.40%        0.48%        1.03%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -13.40%       -0.81%       -1.23%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                           -8.16%       -0.09%       -0.09%
--------------------------------------------------------------------------------
Russell    (reflects no deduction
2000         for fees, expenses,
Growth       or taxes)
Index                                         -9.23%        2.87%        3.71%
--------------------------------------------------------------------------------

*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -34.24%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a    17.48    -4.30   13.25    -7.10    -13.40
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 25.18%, 4th quarter, 2001; and Worst Quarter was down -28.79%, 3rd quarter, 2001.

Alliance Mid-Cap Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-capitalization companies. The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.


Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes               -17.97%        4.26%        5.91%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -17.97%        1.47%        2.32%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                          -10.94%        2.72%        3.72%
--------------------------------------------------------------------------------
Russell    (reflects no deduction
Mid-Cap      for fees, expenses,
Growth       or taxes)
Index                                        -20.15%        9.02%        9.56%
--------------------------------------------------------------------------------

*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -40.77%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a    36.27    -2.41   33.95   -15.69    -17.97
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 26.29%, 4th quarter, 1999; and Worst Quarter was down -25.51%, 3rd quarter, 2001.

TOTAL RETURN FUNDS

The Total Return Funds offer investors seeking both growth of capital and current income a range of investment alternatives.

Alliance Growth and Income Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of foreign issuers.

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes                -1.61%       14.44%       15.77%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                 -2.58%       11.75%       12.30%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                           -0.46%       11.00%       11.66%
--------------------------------------------------------------------------------
Russell    (reflects no deduction
1000         for fees, expenses,
Value        or taxes)
Index                                         -5.59%       11.13%       11.99%
--------------------------------------------------------------------------------


*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -32.25%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a    29.57    21.48   11.33    13.84     -1.61
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 23.28%, 4th quarter, 1998; and Worst Quarter was down -13.81%, 3rd quarter, 2001.

Alliance Balanced Shares
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is high return through a combination of current income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary, but the Fund will not purchase a security if, as a result, less than 25% of the Fund's total assets will be invested in fixed-income securities. The Fund invests in common and preferred stocks, U.S. Government and agency securities, bonds and senior debt securities. The Fund's investments in each type of security depends on current economic conditions and market outlooks. The Fund also may invest up to 15% of its total assets in foreign equity and fixed-income securities.

Among the principal risks of investing in the Fund are market risk, interest rate risk, credit risk and allocation risk. To the extent the Fund invests in foreign securities, your investment has foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes                 2.04%       12.35%       12.78%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                  0.58%        9.13%        8.87%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                            1.66%        8.79%        8.76%
--------------------------------------------------------------------------------
S&P 500    (reflects no deduction
Index        for fees, expenses,
             or taxes)                       -11.88%       10.70%       11.47%
--------------------------------------------------------------------------------
Lehman     (reflects no deduction
Gov't/       for fees, expenses,
Credit       or taxes)                         8.50%        7.37%        7.27%
Bond
Index
--------------------------------------------------------------------------------
Solomon    (reflects no deduction
1 Year       for fees, expenses,
Treasury     or taxes)                         7.07%        6.08%        6.05%
Index
--------------------------------------------------------------------------------


*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -15.53%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a    27.43    16.03    5.22    12.74      2.04
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.52%, 4th quarter, 1998; and Worst Quarter was down -6.58%, 3rd quarter, 2001.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

Alliance New Europe Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of European companies. The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries, although it may invest 25% or more of its assets in issuers in a single country. The Fund may invest up to 20% of its net assets in high-quality, U.S. Dollar or foreign currency denominated, fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations. At June 30, 2002, the Fund had approximately 25% of its assets invested in securities of United Kingdom issuers.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes               -22.16%        5.72%        7.32%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -22.16%        3.66%        4.77%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                          -13.50%        4.24%        5.32%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
Europe       for fees, expenses,
Index        or taxes)                       -19.64%        6.56%        7.77%
--------------------------------------------------------------------------------
Solomon    (reflects no deduction
Smith        for fees, expenses,
Barney       or taxes)                       -24.47%        5.83%        7.05%
Europe
PMI
Growth
Index
--------------------------------------------------------------------------------


*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -31.50%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a    17.08    25.39   26.53    -8.65    -22.16
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 24.91%, 4th quarter, 1999; and Worst Quarter was down -19.61%, 3rd quarter, 1998.

Alliance Worldwide Privatization Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 30% of its total assets in any one of France, Germany, Great Britain, Italy, and Japan and may invest all of its assets in a single world region. The Fund also may invest up to 35% of its total assets in debt securities and convertible debt securities of privatized companies.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Companies that have undergone privatizations could have more risk because they have no operating history as a private company. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes               -17.96%        3.61%        4.63%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -17.96%        0.85%        1.23%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                          -10.94%        2.31%        2.88%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
World        for fees, expenses,
Index        or taxes)                       -21.16%        1.42%        1.90%
(minus
the U.S.)
--------------------------------------------------------------------------------

*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -13.93%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a    13.45     9.33   56.62   -25.06    -17.96
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 34.27%, 4th quarter, 1999; and Worst Quarter was down -17.42%, 3rd quarter, 1998.

Alliance International Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of comparatively large, high-quality, international companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.

Normally, the Fund invests in about 50 companies, with the 35 most highly regarded of these companies usually constituting approximately 70%, and often more, of the Fund's net assets. The Fund invests in companies with market values generally in excess of $10 billion. Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.


Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of companies than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                             1          Since
                                                            Year      Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes                            -20.00%      -3.02%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                             -20.00%      -3.29%
           ---------------------------------------------------------------------
           Return After Taxes on
             Distributions and
             Sale of Fund Shares                          -12.18%      -2.44%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
EAFE         for fees, expenses,
Index        or taxes)                                    -21.21%      -2.63%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
EAFE         for fees, expenses,
Growth       or taxes)
Index                                                     -24.41%      -5.68%
--------------------------------------------------------------------------------


*     Inception Date for Advisor Class shares: 3/3/98.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -24.88%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a     n/a      n/a    47.51   -25.03    -20.00
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 30.50%, 4th quarter, 1999; and Worst Quarter was down -16.19%, 1st quarter, 2001.

Alliance Global Small Cap Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital through investment in a global portfolio of equity securities of selected companies with relatively small market capitalizations.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of global companies, both domestic and foreign, with relatively small market capitalizations. Under normal circumstances, the Fund will invest at least 80% of its net assets in small cap companies. The Fund's investments emphasize companies that are in the smallest 20% of the U.S. stock market. Although these companies are small by U.S. standards, they may be among the largest companies in their own countries. The Fund may invest up to 20% of its net assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund invests in at least three countries including the U.S.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Investments in small-capitalization companies tend to be more volatile than investments in large-cap or mid-cap companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes               -24.86%        0.39%        0.86%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -24.86%       -2.11%       -2.36%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                          -15.14%       -0.66%       -0.59%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
World        for fees, expenses,
Index        or taxes)                       -16.52%        5.74%        6.34%
--------------------------------------------------------------------------------

*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -30.88%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a     8.44     3.81   46.91   -17.94    -24.86
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 32.13%, 4th quarter, 1999; and Worst Quarter was down -24.34%, 3rd quarter, 2001.

Alliance Greater China '97 Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investment of at least 80% of its total assets in equity securities of Greater China companies.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in equity securities of Greater China companies, which are companies in China, Hong Kong, and Taiwan. Of these countries, the Fund expects to invest a significant portion of its assets, which may be greater than 50%, in Hong Kong companies and may invest all of its assets in Hong Kong companies or companies of either of the other Greater China countries. The Fund also may invest in convertible securities and equity-linked debt securities issued or guaranteed by Greater China companies or Greater China Governments, their agencies, or instrumentalities. As of June 30, 2002 the Fund had approximately 64% of its assets invested in securities of Hong Kong companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency rate risk. Because it invests in Greater China companies, the Fund's returns will be significantly more volatile and differ substantially from those of U.S. markets generally. Your investment also has the risk that market changes or other events affecting the Greater China countries, including political instability and unpredictable economic conditions, may have a significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                              1         Since
                                                             Year     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes                             -11.53%      -4.67%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                              -11.53%      -4.74%
           ---------------------------------------------------------------------
           Return After Taxes on
             Distributions and
             Sale of Fund Shares                            -7.02%      -3.71%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
China        for fees, expenses,
Index        or taxes)                                     -26.04%     -31.03%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
Hong         for fees, expenses,
Kong         or taxes)
Index                                                      -18.61%      -6.11%
--------------------------------------------------------------------------------
MSCI       (reflects no deduction
Taiwan       for fees, expenses,
Index        or taxes)                                      10.47%     -11.55%
--------------------------------------------------------------------------------


*     Inception Date for Advisor Class shares: 9/3/97.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -17.62%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a     n/a     -7.87   83.38   -24.27    -11.53
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 49.44%, 4th quarter, 1999; and Worst Quarter was down -28.15%, 3rd quarter, 2001.

Alliance All-Asia Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund primarily invests in securities of various types of companies based in Asia. The Fund invests at least 65% of its total assets in equity securities, preferred stocks, and equity-linked debt securities issued by Asian companies and may invest more than 50% of its total assets in equity securities of Japanese issuers. The Fund also may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities, and may invest up to 25% of its net assets in convertible securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities issued by Asian companies and Asian debt securities. At June 30, 2002, the Fund had approximately 90% of its total assets invested in securities of Japanese companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Asian and Pacific region countries and emerging markets, the Fund's returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment has the risk that market changes or other factors affecting Asian and Pacific region countries and other emerging markets, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. To the extent that the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. In addition, the Fund's investments in debt securities have interest rate and credit risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


Average Annual Total Returns
(For the periods ended December 31, 2001)
--------------------------------------------------------------------------------
                                                1             5          Since
                                              Year          Years     Inception*
--------------------------------------------------------------------------------
Advisor    Return Before Taxes               -25.00%      -10.86%      -10.66%
Class**    ---------------------------------------------------------------------
           Return After Taxes
             on Distributions                -25.00%      -11.28%      -11.26%
           ---------------------------------------------------------------------
           Return After Taxes
             on Distributions
             and Sale of Fund
             Shares                          -15.22%       -8.09%       -7.97%
--------------------------------------------------------------------------------
MSCI All   (reflects no deduction
Country      for fees, expenses,
Asia         or taxes)
Pacific
Free
Index                                        -20.73%       -7.66%       -7.80%
--------------------------------------------------------------------------------


*     Inception Date for Advisor Class shares: 10/1/96.

**    After-tax Returns:

      - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and

      - Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares. Through 9/30/02, the year to date unannualized return for Advisor Class shares was -15.40%.


   [The following table was depicted as a bar chart in the printed material.]

 n/a    n/a     n/a     n/a     n/a   -34.83   -12.15  119.50   -40.27    -25.00
--------------------------------------------------------------------------------
  92     93      94      95      96      97       98      99      00        01
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 39.04%, 4th quarter, 1999; and Worst Quarter was down -22.22%, 4th quarter, 2000.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All of the Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.

MARKET RISK
This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods. All of the Alliance Stock Funds are subject to market risk.

INDUSTRY/SECTOR RISK

This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are Alliance Health Care Fund and Alliance Technology Fund. This risk may be greater for Alliance Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Alliance Growth Fund and Alliance Mid-Cap Growth Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets or financial resources. Alliance Health Care Fund, Alliance Quasar Fund and Alliance Global Small Cap Fund are particularly subject to this risk.

INTEREST RATE RISK


This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those Alliance
Stock Funds that invest a substantial portion of their assets in fixed-income securities, such as Alliance Growth and Income Fund and Alliance Balanced Shares. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds").


CREDIT RISK

This is the risk that the issuer of a security, or the other party to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest more of their assets in lower-rated securities.

FOREIGN RISK

This is the risk of investments in issuers located in foreign countries. All Alliance Stock Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk, including, in particular, Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund.

COUNTRY OR GEOGRAPHIC RISK

This is the risk of investments in issuers located in a particular country or geographic region. Market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions, may have a particularly significant effect on a Fund's net asset value. The Funds particularly subject to this risk are Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund.


MANAGEMENT RISK

Each Alliance Stock Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

FOCUSED PORTFOLIO RISK

Funds, such as Alliance Premier Growth Fund and Alliance International Premier Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. Similarly, Alliance Greater China '97 Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of companies than many other international funds.

ALLOCATION RISK

Alliance Balanced Shares has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

PRINCIPAL RISKS BY FUND
--------------------------------------------------------------------------------

The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


                               Industry/  Capital-  Interest                             Country or             Focused
                       Market   Sector     ization    Rate    Credit  Foreign  Currency  Geographic   Manage-  Portfolio  Allocation
Fund                    Risk     Risk       Risk      Risk     Risk    Risk      Risk       Risk     ment Risk   Risk        Risk
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier
Growth Fund               o                                                                              o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Health
Care Fund                 o        o          o                          o         o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth
Fund                      o                   o         o        o       o         o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance
Technology Fund           o        o                                     o         o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar
Fund                      o                   o                                                          o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Mid-Cap
Growth Fund               o                   o                                                          o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth
and Income Fund           o                             o        o                                       o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced
Shares                    o                             o        o                                       o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance New
Europe Fund               o                                              o         o          o          o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Worldwide
Privatization Fund        o                                              o         o          o          o
------------------------------------------------------------------------------------------------------------------------------------
Alliance
International
Premier Growth Fund       o                                              o         o                     o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global
Small Cap Fund            o                   o                          o         o                     o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Greater
China '97 Fund            o                                              o         o          o          o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance All-Asia
Investment Fund           o                                              o         o          o          o
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                             Advisor Class Share
                                                             -------------------
Maximum Front-end or Deferred Sales Charge (Load)            None
(as a percentage of original purchase
price or redemption proceeds,
whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


           Operating Expenses                                 Examples
------------------------------------------          ----------------------------

Alliance Premier Growth Fund

Management fees                       .93%          After 1 year          $  127
Distribution (12b-1) fees            None           After 3 years         $  397
Other expenses                        .32%          After 5 years         $  686
                                     ----           After 10 years        $1,511
Total fund operating expenses        1.25%
                                     ====

Alliance Health Care Fund

Management fees                       .95%          After 1 year          $  160
Distribution (12b-1) fees            None           After 3 years         $  496
Other expenses                        .62%          After 5 years         $  855
                                     ----           After 10 years        $1,867
Total fund operating expenses        1.57%
                                     ====

Alliance Growth Fund

Management fees                       .71%          After 1 year          $  100
Distribution (12b-1) fees            None           After 3 years         $  312
Other expenses                        .27%          After 5 years         $  542
                                     ----           After 10 years        $1,201
Total fund operating expenses         .98%
                                     ====

Alliance Technology Fund

Management fees                       .94%          After 1 year          $  129
Distribution (12b-1) fees            None           After 3 years         $  403
Other expenses                        .33%          After 5 years         $  697
                                     ----           After 10 years        $1,534
Total fund operating expenses        1.27%
                                     ====

Alliance Quasar Fund

Management fees                       .93%          After 1 year          $  155
Distribution (12b-1) fees            None           After 3 years         $  480
Other expenses                        .59%          After 5 years         $  829
                                     ----           After 10 years        $1,813
Total fund operating expenses        1.52%
                                     ====

Alliance Mid-Cap Growth Fund

Management fees                       .71%          After 1 year          $  110
Distribution (12b-1) fees            None           After 3 years         $  343
Other expenses                        .37%          After 5 years         $  595
                                     ----           After 10 years        $1,317
Total fund operating expenses        1.08%
                                     ====


--------------------------------------------------------------------------------
Please refer to footnotes on page 22.

           Operating Expenses                                 Examples
------------------------------------------          ----------------------------


Alliance Growth and
Income Fund(a)

Management fees                       .60%          After 1 year          $   86
Distribution (12b-1) fees            None           After 3 years         $  268
Other expenses                        .24%          After 5 years         $  466
                                    -----           After 10 years        $1,037
Total fund operating expenses         .84%
                                    =====

Alliance Balanced Shares Fund

Management fees                       .50%          After 1 year          $   87
Distribution (12b-1) fees            None           After 3 years         $  271
Other expenses                        .35%          After 5 years         $  471
                                    -----           After 10 years        $1,049
Total fund operating expenses         .85%
                                    =====

Alliance New Europe Fund

Management fees                       .99%          After 1 year          $  183
Distribution (12b-1) fees            None           After 3 years         $  566
Other expenses                        .81%          After 5 years         $  975
                                    -----           After 10 years        $2,116
Total fund operating expenses        1.80%
                                    =====

Alliance Worldwide
Privatization Fund

Management fees                      1.00%          After 1 year          $  183
Distribution (12b-1) fees            None           After 3 years         $  566
Other expenses                        .80%          After 5 years         $  975
                                    -----           After 10 years        $2,116
Total fund operating expenses        1.80%
                                    =====

Alliance International
Premier Growth Fund

Management fees                      1.00%          After 1 year          $  189
Distribution (12b-1) fees            None           After 3 years         $  585
Other expenses                        .86%          After 5 years         $1,006
                                    -----           After 10 years        $2,180
Total fund operating expenses        1.86%
                                    =====

Alliance Global
Small Cap Fund

Management Fees                      1.00%          After 1 year          $  234
Distribution (12b-1) Fees            None           After 3 years         $  721
Other Expenses                       1.31%          After 5 years         $1,235
                                    -----           After 10 years        $2,646
Total fund operating expenses        2.31%
                                    =====

Alliance Greater
China '97 Fund

Management fees                      1.00%          After 1 year          $  223
Distribution (12b-1) fees            None           After 3 years (c)     $2,277
Other expenses                       9.57%          After 5 years (c)     $4,108
                                    -----           After 10 years (c)    $7,865
Total fund operating expenses       10.57%
                                    =====
Waiver and/or expense
reimbursement (b)                   (8.37)%
                                    =====
Net expenses                         2.20%
                                    =====

--------------------------------------------------------------------------------
Please refer to footnotes on page 22.

           Operating Expenses                                 Examples
------------------------------------------          ----------------------------

Alliance All-Asia
Investment Fund

Management fees                      1.00%          After 1 year          $  273
Distribution (12b-1) fees            None           After 3 years (c)     $  877
Administration fees                   .15%          After 5 years (c)     $1,507
Other operating expenses             1.74%          After 10 years (c)    $3,200
                                     ----
Total fund operating expenses        2.89%
                                     ====
Waiver and/or expense
reimbursement (b)                    (.19)%
                                     ====
Net expenses                         2.70%
                                     ====

--------------------------------------------------------------------------------
(a) Reflects the increase in the advisory fee effective as of December 7, 2000.

(b) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver extends through the end of the Fund's current fiscal year and may be extended by Alliance for additional one year terms.

(c) These examples assume that Alliance's agreement to waive management fees and/or reimburse Fund expenses is not extended beyond its initial period.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

TYPES OF COMPANIES OR COUNTRIES

Asian company is an entity that (i) is organized under the laws of an Asian country and conducts business in an Asian country, (ii) derives 50% or more of its total revenues from business in Asian countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in an Asian country.

Asian countries are Australia, the Democratic Socialist Republic of Sri Lanka, the Hong Kong Special Administrative Region of the People's Republic of China (Hong Kong), the Islamic Republic of Pakistan, Japan, the Kingdom of Thailand, Malaysia, Negara Brunei Darussalam (Brunei), New Zealand, the People's Republic of China, the People's Republic of Kampuchea (Cambodia), the Republic of China (Taiwan), the Republic of India, the Republic of Indonesia, the Republic of Korea (South Korea), the Republic of the Philippines, the Republic of Singapore, the Socialist Republic of Vietnam and the Union of Myanmar.

European company is a company (i) organized under the laws of a European country that issues equity or debt securities that are traded principally on a European stock exchange, or (ii) a company that derives 50% or more of its total revenues or profits from businesses in Europe.

Greater China company is an entity that (i) is organized under the laws of a Greater China country and conducts business in a Greater China country, (ii) derives 50% or more of its total revenues from businesses in Greater China countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a Greater China country. A company of a particular Greater China country is a company that meets any of these criteria with respect to that country.

Greater China countries are the People's Republic of China ("China"), the Hong Kong Special Administrative Region of the People's Republic of China ("Hong Kong") and the Republic of China ("Taiwan").

Health Care Industries include the health care and health care-related (including health sciences) industries. These industries are principally engaged in the discovery, development, provision, production or distribution of products and services that relate to the diagnosis, treatment and prevention of diseases or other medical disorders. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; companies that operate hospitals and other health care facilities; and companies engaged in medical, diagnostic, biochemical, biotechnological or other health sciences research and development.

International company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.

Non-U.S. company is an entity that (i) is organized under the laws of a foreign country, (ii) has its principal place of business in a foreign country, and
(iii) issues equity or debt securities that are traded principally in a foreign country. Securities issued by non-U.S. companies are known as foreign securities. Securities issued by a company that does not fit the definition of a non-U.S. company are considered to be issued by a U.S. company.

RATING AGENCIES, RATED SECURITIES and INDEXES

EAFE Index is Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index.

Fitch is Fitch, Inc., the international rating agency formed through the merger of Fitch IBCA, Inc. & Duff & Phelps Credit Rating Co.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or BBB and above by S&P or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of the Funds' investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Fund's portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.

Alliance Premier Growth Fund

Alliance Premier Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 80% of its total assets in the equity securities of U.S. companies. Normally, about 40-60 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 500 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o     invest up to 20% of its net assets in convertible securities;

o     invest up to 20% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts;

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

o     invest up to 5% of its net assets in rights or warrants; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Health Care Fund


Alliance Health Care Fund seeks capital appreciation and, secondarily, current income. In seeking to achieve its investment objective, under normal circumstances the Fund invests at least 80%, and normally substantially all, of its net assets in securities issued by companies principally engaged in Health Care Industries. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders.


The Fund seeks investments in both new, smaller and less seasoned companies and well-known, larger and established companies. Whenever possible, investments in new, smaller or less seasoned companies will be made with a view to benefiting from the development and growth of new products and markets in Health Care Industries. Investments in these companies may offer more reward but may also entail more risk than is generally true of larger, established companies.

While the Fund anticipates that a substantial portion of its portfolio will be invested in the securities of U.S. companies, the Fund is not limited to investing in such securities. Many companies in the forefront of world medical technology are located outside the United States, primarily in Japan and Europe. Accordingly, the Fund may invest up to 40% of its total assets in foreign securities, including up to 25% in issuers located in any one foreign country. However, no more than 5% of the Fund's total net assets may be invested in securities of issuers located in emerging market countries.

Although the payment of dividends will be a factor considered in the selection of investments for the Fund, the Fund seeks primarily to take advantage of capital appreciation opportunities identified by Alliance in emerging technologies and services in Health Care Industries by investing in companies that are expected to profit from the development of new products and services for these industries. Examples of such emerging technologies and services include:

o New methods for administering drugs to a patient, such as surgical implants and skin patches that enhance the effectiveness of the drugs and may reduce patient side effects by delivering the drugs in precise quantities over a prolonged time period or by evading natural body defense mechanisms which delay the effect of the drugs;

o Developments in medical imaging such as the application of computer technology to the output of conventional x-ray systems that allow for cross-sectional images of soft tissue and organs (CT scanning) and continuous imaging (digital radiography) as well as more advanced nuclear medicine, ultrasound and magnetic resonance imaging (MRI);

o Advances in minimally invasive surgical techniques, such as angioplasty and related technologies for diseased blood vessels and laser beams for the eye, general and cardiovascular surgery, which provide greater effectiveness, lower cost and improved patient safety than more traditional surgical techniques;

o New therapeutic pharmaceutical compounds that control or alleviate disease, including prescription and non-prescription drugs and treatment regimes for conditions not controlled, alleviated or treatable by existing medications or treatments and chemical or biological pharmaceuticals for use in diagnostic testing;

o Advances in molecular biology such as signal transduction, cell adhesion and cell to cell communication which have facilitated a rapid increase in new classes of drugs. These have included monoclonal antibodies, bio-engineered proteins and small molecules from novel synthesis and screening techniques;

o Genomics, which allows scientists to better understand the causes of human diseases, and in some cases has led to the manufacture of proteins for use as therapeutic drugs;

o Gene chips and other equipment that provide for the screening, diagnosis and treatment of diseases;

o The introduction of large scale business efficiencies to the management of nursing homes, acute and specialty hospitals, as well as free-standing outpatient facilities, surgical centers and rehabilitation centers;

o Adaptations of microprocessors for use by pharmaceutical manufacturers, hospitals, doctors and others in Health Care Industries to increase distribution efficiency;

o Health care delivery organizations that combine cost effectiveness with high quality medical care and help address the rising cost of health care; and

o The sale of prescription drugs and pharmaceuticals to consumers via the Internet.

The Fund's portfolio may also include companies that provide traditional products and services currently in use in Health Care Industries and that are likely to benefit from any increases in the general demand for such products and services. The following are examples of the products and services that may be offered by companies in Health Care Industries:

o Drugs or Pharmaceuticals, including both ethical and proprietary drugs, drug administration products and pharmaceutical components used in diagnostic testing;

o Medical Equipment and Supplies, including equipment and supplies used by health service companies and individual practitioners, such as electronic equipment used for diagnosis and treatment, surgical and medical instruments and other products designed especially for Health Care Industries;

o Health Care Services, including the services of clinical testing laboratories, hospitals, nursing homes, clinics, centers for convalescence and rehabilitation, and products and services for home health care; and

o Medical Research, including scientific research to develop drugs, processes or technologies with possible commercial application in Health Care Industries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o     enter into forward commitments for the purchase or sale of securities;

o make secured loans of portfolio securities of up to 20% of its total assets; and

o     enter into repurchase agreements.

Alliance Growth Fund

Alliance Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.

The Fund also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.

The Fund also may:

o     invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities, although not generally in excess of 20% of its total assets;

o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and enter into forward foreign currency exchange contracts;

o     enter into forward commitments;

o buy and sell stock index futures contracts and options on future contracts and on stock indices;

o purchase and sell futures contracts and options on futures contracts and U.S. Treasury securities;

o     write covered call and put options;

o     purchase and sell put and call options;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to 25% of its total assets.

Alliance Technology Fund


Alliance Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). As a matter of fundamental policy, the Fund will invest at least 80% of its assets in the securities of these companies. The Fund normally will invest substantially all its assets in equity securities, but it also may invest in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities, in U.S. securities, and up to 25% of its total assets in foreign securities.


The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund also may:


o write covered call options on its securities of up to 15% of its total assets and purchase call and put options, including index put options, of up to, for all options, 10% of its total assets;


o     invest up to 10% of its total assets in warrants; and

o     make loans of portfolio securities of up to 30% of its total assets.

Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

Alliance Quasar Fund

Alliance Quasar Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to a company regardless of general business conditions or movements of the market as a whole.

The Fund also may:

o purchase and sell forward and futures contracts and options on the securities for hedging purposes;

o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales;

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

Alliance Mid-Cap Growth Fund

Alliance Mid-Cap Growth Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. Under normal circumstances, the Fund will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. Prior to February 1, 2002, the Fund was known as The Alliance Fund. The Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Fund also may:

o write exchange-traded covered call options on up to 25% of its total assets;

o make secured loans of portfolio securities of up to 25% of its total assets; and

o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets.

TOTAL RETURN FUNDS

The Total Return Funds provide a range of investment alternatives to investors seeking both growth of capital and current income.

Alliance Growth and Income Fund

Alliance Growth and Income Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality. The Fund also may invest in fixed-income securities and convertible securities.

The Fund also may try to realize income by writing covered call options listed on domestic securities exchanges. The Fund also invests in foreign securities. Since the purchase of foreign securities entails certain political and economic risks, the Fund restricts its investments in these securities to issues of high quality.

The Fund also may:


o purchase and sell forward and futures contracts and options on these securities for hedging purposes; and


o make secured loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Alliance Balanced Shares

Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. Although the Fund's investment objective is not fundamental, the Fund is a "balanced" fund as a matter of fundamental policy. The Fund invests in equity securities of high-quality, financially strong, dividend-paying companies. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may make up to 75% of its investments. The Fund will not purchase a security if as a result less than 25% of its total assets will be in fixed-income securities. These investments may include short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks to the extent that their values are attributable to their fixed-income characteristics. Other than this restriction, the percentage of the Fund's assets invested in each type of security will vary.

The Fund invests in U.S. Government securities, bonds, senior debt securities, and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund may invest up to 15% of its total assets in foreign equity and fixed-income securities eligible for purchase by the Fund under its investment policies described above.

The Fund also may:

o enter into contracts for the purchase or sale for future delivery of foreign currencies;

o purchase and sell forward and futures contracts and options on these securities for hedging purposes;

o purchase and write put and call options on foreign currencies and enter into forward foreign currency exchange contracts for hedging purposes;

o subject to market conditions, write covered call options listed on a domestic exchange to realize income; and

o make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

As a balanced fund, the Fund has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

Alliance New Europe Fund

Alliance New Europe Fund seeks long-term capital appreciation through investment primarily in the equity securities of companies based in Europe. The Fund has a fundamental policy of normally investing at least 65% of its total assets in these securities. However, under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of European companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may invest up to 20% of its net assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.

The Fund expects that it will invest primarily in the more established and liquid markets in Europe. However, the Fund may also invest in the lesser-developed markets in Europe including those countries in Southern and Eastern Europe, as well as the former communist countries in the Soviet Union. The Fund does not expect to invest more than 20% of its total assets in these developing markets under normal circumstances or more than 10% of its total assets in issuers based in any one of these developing countries.

In managing the Fund, Alliance utilizes a disciplined approach to invest on a bottom-up basis in those companies exhibiting the best available combination of sustainable fundamental growth at a reasonable price. Alliance's approach emphasizes proprietary qualitative and quantitative inputs provided by its in-house analysts. Internal analysis focuses primarily on large to upper-medium capitalization stocks (those with a market value of $3 billion and above). Country and industry exposures are by-products of the stock selection process. Alliance does not actively manage currency exposures for this Fund, but may hedge underlying exposures back to U.S. Dollars when conditions are perceived to be extreme.

Stock selection focuses on companies in growth industries that exhibit above-average growth based on a competitive or sustainable advantage based on brand, technology, or market share. A stock is typically sold when its relative fundamentals are no longer as attractive as other investment opportunities available to the Fund. This may be a function of the stock having achieved its fair market value, deterioration in fundamentals relative to Alliance's expectations, or because the management team loses confidence in company management.

The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries. The Fund's investment policies do not require that the Fund concentrate its investments in any single country. However, these policies also do not prevent the Fund from concentrating its investments in a single country and in recent years the Fund has invested more than 25% of its total assets in the United Kingdom. The Fund may invest without limit in any single European country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o invest in depositary receipts or other securities convertible into securities of companies based in European countries, debt securities of supranational entities denominated in the Euro or the currency of any European country, debt securities denominated in the Euro of an issuer in a European country (including supranational issuers), and "semi-governmental securities";

o     purchase and sell forward contracts;

o write covered call or put options and sell and purchase exchange-traded put and call options, including exchange-traded index options;

o enter into futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;


o     enter into forward commitments;

o     enter into standby commitment agreements; and

o make secured loans of portfolio securities of up to 30% of its total assets.

The Fund's investments in foreign countries and smaller countries may have more risk because they tend to be more volatile than the overall stock market. To the extent the Fund invests a substantial amount of its assets in a particular European country, your investment is subject to the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in U.S. Dollar- or foreign currency-denominated fixed-income securities have interest rate and credit risk.


Alliance Worldwide Privatization Fund

Alliance Worldwide Privatization Fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below). However, under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities of enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.

The Fund's investments in enterprises undergoing privatization may comprise three distinct situations. First, the Fund may invest in the initial offering of publicly traded equity securities (an "initial equity offering") of a government- or state-owned or controlled company or enterprise (a "state enterprise"). Secondly, the Fund may purchase securities of a current or former state enterprise following its initial equity offering. Finally, the Fund may make privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. Alliance believes that substantial potential for capital appreciation exists as privatizing enterprises rationalize their management structures, operations and business strategies in order to compete efficiently in a market economy and the Fund will thus emphasize investments in such enterprises.

Privatization is a process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Governments and states with established economies, including France, Great Britain, Germany, and Italy, and those with developing economies, including Argentina, Mexico, Chile, Indonesia, Malaysia, Poland, and Hungary, are engaged in privatizations. The Fund will invest in any country believed to present attractive investment opportunities.

A major premise of the Fund's approach is that the equity securities of privatized companies offer opportunities for significant capital appreciation. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership. Additionally, these enterprises often dominate their local markets and typically have the potential for significant managerial and operational efficiency gains.


The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 15% of its total assets in issuers in any one foreign country, except that the Fund may invest up to 30% of its total assets in issuers in any one of France, Germany, Great Britain, Italy and Japan. The Fund may invest all of its assets within a single region of the world.

The Fund may invest up to 35% of its total assets in debt securities and convertible debt securities. The Fund may maintain no more than 5% of its net assets in lower-rated securities. The Fund will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.


The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o     make short sales of securities or maintain a short position;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Investments in non-U.S. companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in debt securities and convertible securities have interest risk and credit risk.

Alliance International Premier Growth Fund

Alliance International Premier Growth Fund seeks long-term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected international companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 50 companies will be represented in the Fund's portfolio, and the 35 most highly regarded of these companies usually will constitute approximately 70%, and often more, of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.

Alliance expects that the market capitalization of the companies represented in the Fund's portfolio will generally be in excess of $10 billion.

Within the investment framework of the Fund, Alliance's Large Cap Growth Group, headed by Alfred Harrison, Alliance's Vice Chairman, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments, Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing the Alliance Premier Growth Fund.

In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in the approximately 35 most highly regarded of these companies. The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 35% of its total assets in each of the United Kingdom and Japan and up to 25% of its total assets in issuers in each of Canada, France, Germany, Italy, The Netherlands and Switzerland. Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concentrates its assets within one region or country, the Fund may be subject to any special risks associated with that region or country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.

In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:

o     invest up to 20% of its total assets in convertible securities;

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into standby commitment agreements;

o     enter into forward commitments;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% of its net assets as collateral for short sales;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Global Small Cap Fund

Alliance Global Small Cap Fund seeks long-term growth of capital through investment in a global portfolio of the equity securities of selected companies with relatively small market capitalizations. The Fund's portfolio emphasizes companies with market capitalizations that would have placed them (when purchased) in about the smallest 20% by market capitalization of actively traded U.S. companies. Because the Fund applies the U.S. size standard on a global basis, its foreign investments might rank above the lowest 20%, and, in fact, might in some countries rank among the largest, by market capitalization in local markets. Normally, the Fund invests at least 80% of its net assets in equity securities of these smaller capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. These companies are located in at least three countries, one of which may be the U.S. The Fund may invest up to 20% of its net assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund's portfolio securities may be listed on a U.S. or foreign exchange or traded over-the-counter.

The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o invest in depositary receipts or other securities representing securities of companies based in countries other than the U.S.;

o     purchase or sell forward foreign currency contracts;

o write covered call options on its securities of up to 15% of its total assets, and purchase exchange-traded call and put options, including put options on market indices of up to, for all options, 10% of its total assets; and

o make secured loans of portfolio securities of up to 30% of its total assets.

One of the Fund's principal risks is its investments in smaller capitalization companies. Alliance believes that smaller capitalization companies often have sales and earnings growth rates exceeding those of larger companies and that these growth rates tend to cause more rapid share price appreciation. Investing in smaller capitalization stocks, however, involves greater risk than is associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources. They may be dependent for management on one or a few key persons and can be more susceptible to losses and risks of bankruptcy. Their securities may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings. For these reasons, the Fund's investments may have a greater chance of loss than investments in securities of larger capitalization companies. In addition, transaction costs in small capitalization stocks may be higher than in those of larger capitalization companies.

The Fund's investments in international companies and in smaller companies will be more volatile and may differ substantially from the overall U.S. market.


Alliance Greater China '97 Fund

Alliance Greater China '97 Fund is a non-diversified investment company that seeks long-term capital appreciation through investment, under normal circumstances, of at least 80% of its net assets in equity securities issued by Greater China companies. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund expects to invest a significant portion, which may be greater than 50%, of its assets in equity securities of Hong Kong companies and may invest, from time to time, all of its assets in Hong Kong companies or companies of either of the other Greater China countries.

Alliance believes that over the long term conditions are favorable for expanding economic growth in all three Greater China countries. It is this potential which the Fund hopes to take advantage of by investing both in established and new and emerging Greater China companies. Appendix A has additional information about the Greater China countries.

In addition to investing in equity securities of Greater China companies, the Fund may invest up to 20% of its total assets in (i) debt securities issued or guaranteed by Greater China companies or by Greater China governments, their agencies or instrumentalities and (ii) equity or debt securities issued by issuers other than Greater China companies. The Fund will invest only in investment grade securities. The Fund will normally sell a security that is downgraded below investment grade or is determined by Alliance to have undergone a similar credit quality deterioration.


The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 20% of its net assets in loans and other direct debt securities;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

All or some of the policies and practices listed above may not be available to the Fund in the Greater China countries and the Fund will utilize these policies only to the extent permissible.

The Fund's investments in Greater China companies will be significantly more volatile and may differ significantly from the overall U.S. market. Your investment also has the risk that market changes or other events affecting the Greater China countries may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified," meaning that it invests more of its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance All-Asia Investment Fund

Alliance All-Asia Investment Fund's investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities (for the purposes of this investment policy, rights, warrants, and options to purchase common stocks are not deemed to be equity securities), preferred stocks and equity-linked debt securities issued by Asian companies. The Fund may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities. The Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of Asian companies and Asian debt securities. For purposes of this policy, net assets includes any borrowings for investment purposes. This policy will not be changed without 60 days' prior written notice to shareholders. The Fund may also invest in securities issued by non-Asian issuers. The Fund expects to invest, from time to time, a significant portion, which may be in excess of 50%, of its assets in equity securities of Japanese companies.

The Fund will invest in companies believed to possess rapid growth potential. Thus, the Fund will invest in smaller, emerging companies, but will also invest in larger, more established companies in such growing economic sectors as capital goods, telecommunications, and consumer services.

The Fund will primarily invest in investment grade debt securities, but may maintain no more than 5% of its net assets in lower-rated securities, lower-rated loans, and other lower-rated direct debt instruments. The Fund will not retain a security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 25% of its net assets in convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 25% of its net assets in loans and other direct debt instruments;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

The Fund's investments in Asian and Pacific region countries will be significantly more volatile and may differ significantly from the overall U.S. market. To the extent the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.

Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.

Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Equity-Linked Debt Securities. Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by Alliance Health Care Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund or Alliance All-Asia Investment Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.


Forward Contracts. A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

Forward Foreign Currency Exchange Contracts. A Fund may purchase or sell forward foreign currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward foreign currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward foreign currency exchange contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward foreign currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward foreign currency exchange contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. Alliance New Europe Fund and Alliance Global Small Cap Fund will not enter into a forward foreign currency exchange contract with a term of more than one year or if, as a result, more than 50% of its total assets would be committed to such contracts. Alliance New Europe Fund's and Alliance Global Small Cap Fund's investments in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Alliance Growth Fund also may purchase and sell foreign currency on a spot basis.

Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except the limit is 10% for Alliance Health Care Fund, Alliance Technology Fund, Alliance New Europe Fund, and Alliance Global Small Cap Fund and 5% for Alliance Mid-Cap Growth Fund and Alliance Growth Fund. Illiquid securities generally include: (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and
(iii) repurchase agreements not terminable within seven days.


Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments if they meet certain liquidity guidelines established by a Fund.

A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Fund that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). With respect to Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, the exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.

A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. A Fund will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized rating organization. Alliance will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and, accordingly, they may be less liquid than swaps.

The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Alliance were to incorrectly forecast market values, interest rates and other applicable factors, the investment performance of a Fund would be adversely affected by the use of these investment techniques. Moreover, even if Alliance is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Fund that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if a Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Alliance Technology Fund and Alliance Global Small Cap Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts).

Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Currencies. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. For Funds that may invest in options on currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on currencies.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund will purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.


No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets, or in the case of Alliance International Premier Growth Fund 100% of its total assets. Alliance Premier Growth Fund, Alliance Quasar Fund, Alliance Balanced Shares, and Alliance Growth and Income Fund may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. Alliance Premier Growth Fund, Alliance Quasar Fund, Alliance Balanced Shares, and Alliance Growth and Income Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.


Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, each may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Funds may not make a short sale if as a result more than 10% of the Fund's net assets would be held as collateral for short sales. The other Funds may utilize short selling in order to attempt both to protect their portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may not make a short sale if as a result more than 25% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although a Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% with respect to Alliance New Europe Fund and 50% with respect to Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, of the Fund's assets at the time of making the commitment.

There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event that the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high-quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not achieve their investment objectives.

ADDITIONAL RISK CONSIDERATIONS

Investment in certain of the Funds involves the special risk considerations described below. These risks may be heightened when investing in emerging markets.


Currency Considerations. Substantially all of the assets of Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, and a substantial portion of the assets of Alliance Global Small Cap Fund are invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.


Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars, or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.


Alliance New Europe Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may invest substantial amounts of their assets in United Kingdom issuers, Japanese issuers, and/or Greater China issuers. Please refer to Appendix A for a discussion of risks associated with investments in these countries.


Investment in Privatized Enterprises by Alliance Worldwide Privatization Fund. In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized. Furthermore, in the case of certain of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Most state enterprises or former state enterprises go through an internal reorganization of management prior to conducting an initial equity offering in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. After making an initial equity offering, enterprises that may have enjoyed preferential treatment from the respective state or government that owned or controlled them may no longer receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Alliance New Europe Fund and Alliance Global Small Cap Fund will emphasize investment in, and Alliance All-Asia Investment Fund and Alliance Greater China '97 Fund may emphasize investment in, smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between five and 30 years in the case of Alliance All-Asia Investment Fund and between one year or less and 30 years in the case of all other Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.

Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.

--------------------------------------------------------------------------------
                            MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER


Each Fund's Adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of June 30, 2002 totaling more than $412 billion (of which more than $157 billion represented assets of investment companies). As of June 30, 2002, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 43 of the nation's FORTUNE 100 companies), for public employee retirement funds in 44 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 57 registered investment companies managed by Alliance, comprising 145 separate investment portfolios, currently have more than 7.5 million shareholder accounts.


Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:


                                          Fee as a percentage of        Fiscal
Fund                                     average daily net assets*   Year Ending
----                                     -------------------------   -----------

Alliance Premier Growth
   Fund                                             .93%               11/30/01
Alliance Health Care Fund                           .95                 6/30/02
Alliance Growth Fund                                .71                10/31/01
Alliance Technology Fund                            .94                11/30/01
Alliance Quasar Fund                                .93                 9/30/01
Alliance Mid-Cap Growth Fund                        .71                11/30/01
Alliance Growth and Income
   Fund**                                           .60                10/31/01
Alliance Balanced Shares                            .50                 7/31/02
Alliance New Europe Fund                            .99                 7/31/02
Alliance Worldwide
   Privatization Fund                              1.00                 6/30/02
Alliance International
   Premier Growth Fund                             1.00                11/30/01
Alliance Global Small Cap
   Fund                                            1.00                 7/31/02
Alliance Greater China
   '97 Fund                                          -0-                7/31/02
Alliance All-Asia Investment
   Fund                                             .90                 6/30/02


--------------------------------------------------------------------------------
* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.

**    Reflects the increase in the advisory fee effective December 7, 2000.

In connection with providing advisory services to Alliance Greater China '97 Fund, Alliance has, at its expense, retained as a consultant New Alliance, a joint venture company headquartered in Hong Kong, which was formed in 1997 by Alliance and Sun Hung Kai Properties Limited. New Alliance provides Alliance with ongoing, current, and comprehensive information and analysis of conditions and developments in Greater China countries.

Portfolio Managers

The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund's portfolio, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.

                                                           Principal Occupation
                                                           During the Past
Fund                     Employee; Year; Title             Five (5) Years
----------------------------------------------------------------------------------------
Alliance Premier         Alfred Harrison; since            *
Growth Fund              inception--Vice Chairman
                         of Alliance Capital
                         Management Corporation
                         (ACMC)**

Alliance Health          Norman Fidel; since inception     *
Care Fund                --Senior Vice President
                         of ACMC

Alliance Growth          Jane Mack Gould+; since 2000      *
Fund                     --Senior Vice President
                         of ACMC

                         Alan Levi; since 2000             *
                         --Senior Vice President
                         of ACMC

Alliance Technology      Gerald T. Malone; since 1992      *
Fund                     --Senior Vice President
                         of ACMC

Alliance Quasar          Bruce K. Aronow; since 1999       Associated with Alliance
Fund                     --Senior Vice President           since 1999; prior thereto,
                         of ACMC                           Vice President at Invesco
                                                           since 1998; prior thereto,
                                                           Vice President at LGT Asset
                                                           Management since prior to
                                                           1997.

Alliance Mid Cap         John L. Blundin; since 2001       *
Growth Fund              --Executive Vice President
                         of ACMC

                         Alan Levi; since 2001             *
                         --(see above)

                         Catherine Wood; since 2002        Associated with Alliance
                         --Senior Vice President           since 2001; prior thereto,
                         of ACMC                           general partner and portfolio
                                                           manager with Tupelo Capital
                                                           Management since prior to
                                                           1997.

Alliance Growth and      Paul Rissman; since 1994
Income Fund              --Senior Vice President
                         of ACMC

                         Craig Ayers; since 2002           Associated with Alliance
                         --Vice President of ACMC          since prior to 1997.

                         Aryeh Glatter; since 2002         Associated with Alliance
                         --Senior Vice President           since prior to 1997.
                         of ACMC

                         Susanne M. Lent; since 2002       Associated with Alliance
                         --Senior Vice President           since prior to 1997.
                         of ACMC

Alliance Balanced        Paul Rissman; since 1997          *
Shares Fund              --(see above)

Alliance New Europe      Stephen Beinhacker;               *
Fund                     since 1997
                         --Senior Vice President
                         of ACMC

Alliance Worldwide       Edward Baker III; since 2002      *
Privatization Fund       Senior Vice President
                         of ACMC

Alliance International   Guru M. Baliga; since 2001        Associated with Alliance
Premier Growth Fund      --Senior Vice President           since 1998; prior thereto,
                         of ACMC                           senior portfolio manager
                                                           and head of the research
                                                           based large cap growth team
                                                           at American Express Financial
                                                           Corporation since prior to
                                                           1997.

Alliance Global          Bruce Aronow; since 1999          (see above)
Small Cap Fund           --(see above)

                         Edward Baker III; since 2002      *
                         --(see above)

Alliance Greater         Matthew W.S. Lee; since 1997      Associated with
China '97 Fund           --Vice President of ACMC          Alliance since 1997;
                                                           prior thereto,
                                                           associated with
                                                           National Mutual Funds
                                                           Management (Asia) and
                                                           James Capel and Co.

Alliance All-Asia        Hiroshi Motoki; since 1998        *
Investment Fund          --Senior Vice President
                         of ACMC and director of
                         Japanese/Asian Equity
                         research

                         Manish Singhai; since 2000        Associated with Alliance
                         --Vice President of ACMC          since 1998; prior thereto,
                                                           associated with Caspian
                                                           Securities Ltd. as head of
                                                           Asian technology research.

--------------------------------------------------------------------------------
* Unless indicated otherwise, persons associated with Alliance have been employed in a substantially similar capacity to their current position.

**    The sole general partner of Alliance.

+     Until December 31, 2002.


Performance of Similarly Managed Portfolios. In addition to managing the assets of Alliance Premier Growth Fund, Mr. Harrison has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for Alliance Premier Growth Fund, except for the ability of Alliance Premier Growth Fund to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios also are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which Alliance Premier Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios.


Set forth below is performance data provided by Alliance relating to the Historical Portfolios for the period during which Mr. Harrison has managed the Historical Portfolios as an employee of Alliance. As of September 30, 2002, the assets in the Historical Portfolios totaled approximately $3.2 billion and the average size of an institutional account in the Historical Portfolio was approximately $161 million. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.


The performance data is net of all fees (including brokerage commissions) charged to those accounts calculated on a quarterly basis. Alliance has prepared and presented this data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS"). AIMR has not been involved with the preparation of this data. The data has not been adjusted to reflect any fees that will be payable by Alliance Premier Growth Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for Alliance Premier Growth Fund. Expenses associated with the distribution of Class A, Class B, and Class C shares of Alliance Premier Growth Fund in accordance with the plan adopted by Alliance Premier Growth Fund's Board of Directors under Commission Rule 12b-1 are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

To the extent Alliance Premier Growth Fund does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 Index and Russell 1000 Growth Index may not be substantially comparable to Alliance Premier Growth Fund. The S&P 500 Index and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000 Growth Index do not reflect the deduction of any fees. If Alliance Premier Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, Alliance Premier Growth Fund's performance relative to the index would be reduced by Alliance Premier Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on Alliance Premier Growth Fund's shareholders of sales charges and income taxes.

The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios and the Alliance Premier Growth Fund as measured against certain broad based market indices. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of Alliance Premier Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

Schedule of Composite Investment Performance--Historical Portfolios*


                             Premier          Premier                                            Russell
                             Growth           Growth                                              1000
                              Fund             Fund          Historical         S&P 500          Growth
                            (Class A      (Class A with      Portfolios          Index            Index
                             at NAV)        Sales Load)     Total Return**   Total Return     Total Return
1/01/02-
9/30/02*** .........         (33.86)%         (36.66)%         (31.96)%         (28.15)%         (32.70)%
Year ended
December 31:
2001*** ............         (23.92)          (27.17)          (23.43)          (11.88)          (20.42)
2000*** ............         (19.87)          (23.28)          (18.19)           (9.10)          (22.42)
1999*** ............          28.98            23.51            29.66            21.03            33.16
1998*** ............          49.31            42.97            52.16            28.60            38.71
1997*** ............          32.67            27.05            34.65            33.36            30.49
1996*** ............          24.14            18.84            22.06            22.96            23.12
1995*** ............          46.87            40.66            39.83            37.58            37.19
1994 ...............          (5.80)           (9.78)           (4.79)            1.32             2.66
1993 ...............           9.98             5.35            10.54            10.08             2.90
1992 ...............             --               --            12.18             7.62             5.00
1991 ...............             --               --            38.91            30.47            41.16
1990 ...............             --               --            (1.57)           (3.10)           (0.26)
1989 ...............             --               --            38.80            31.69            35.92
1988 ...............             --               --            10.88            16.61            11.27
1987 ...............             --               --             8.49             5.25             5.31
1986 ...............             --               --            27.40            18.67            15.36
1985 ...............             --               --            37.41            31.73            32.85
1984 ...............             --               --            (3.31)            6.27            (0.95)
1983 ...............             --               --            20.80            22.56            15.98
1982 ...............             --               --            28.02            21.55            20.46
1981 ...............             --               --            (1.09)           (4.92)          (11.31)
1980 ...............             --               --            50.73            32.50            39.57
1979 ...............             --               --            30.76            18.61            23.91
Cumulative
total return
for the period
January 1, 1979
to September 30,
2002 ...............             --               --            2,558%           1,728%           1,268%


--------------------------------------------------------------------------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion. Total returns for Alliance Premier Growth Fund are for Class A shares, with imposition of the maximum 4.25% sales charge and without the imposition of sales charges.

**    Net of all fees charged by Alliance.

*** During this period, the Historical Portfolios differed from Alliance Premier Growth Fund in that Alliance Premier Growth Fund invested a portion of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based.


The average annual total returns presented below are based upon the cumulative total return as of September 30, 2002 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.


AVERAGE ANNUAL TOTAL RETURNS


                           Premier       Premier
                           Growth        Growth                                    Russell
                            Fund          Fund                                      1000
                          (Class A   (Class A with    Historical     S&P 500       Growth
                           at NAV)     Sales Load)    Portfolios      Index         Index
One year ...........       (26.88)%      (30.00)%      (24.73)%      (20.47)%      (22.51)%
Three years ........       (21.39)       (22.53)       (19.86)       (12.88)       (19.59)
Five years .........        (5.44)        (6.26)        (3.76)        (1.62)        (4.87)
Ten years ..........         7.81          7.33          8.28          8.99          6.68
Since January 1,
1979 ...............           --            --         14.81         13.02         11.65


The Funds' SAIs have more detailed information about Alliance and other Fund service providers.

Litigation. On December 7, 2001, a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in federal district court in the District of New Jersey against Alliance Capital Management L.P. ("Alliance") and Alliance Premier Growth Fund alleging violation of the 1940 Act. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Alliance Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Alliance Premier Growth Fund purchased shares of Enron and as a consequence thereof the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Alliance Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of certain fees paid by Alliance Premier Growth Fund to Alliance. On
December 21, 2001, a complaint entitled Roy v. Alliance Capital
Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in federal district court in the Middle District of Florida, Tampa Division, against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Roy Complaint are virtually identical to the Benak Complaint. On March 13, 2002, the court granted the defendants' motion to transfer the Roy Complaint to federal district court in the District of New Jersey. On December 26, 2001, a complaint entitled Roffe v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roffe Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Roffe Complaint are virtually identical to the Benak Complaint. On February 14, 2002, a complaint entitled Tatem v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Tatem Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Tatem Complaint are virtually identical to the Benak Complaint. On March 6, 2002, a complaint entitled Gissen v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Gissen Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Gissen Complaint are virtually identical to the Benak Complaint. On July 11, 2002, a complaint entitled Pfeiffer v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Pfeiffer Complaint") was filed in federal district court in the District of New Jersey against Alliance and Alliance Premier Growth Fund. The allegations and relief sought in the Pfeiffer Complaint are virtually identical to the Benak Complaint. On May 8, 2002, the court granted the motion of the plaintiffs in the Benak, Roy, Roffe, Tatem and Gissen cases to consolidate those complaints. Alliance and Alliance Premier Growth Fund believe the plaintiff's allegations are without merit and intend to vigorously defend against those allegations.

On September 12, 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in federal district court in the Southern District of New York against Alliance, Alfred Harrison and Alliance Premier Growth Fund, alleging violation of the
1940 Act. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to the Fund by causing
Alliance Premier Growth Fund to invest in the securities of Enron and that the agreements between Alliance Premier Growth Fund and Alliance violated the 1940 Act because all of the directors of Alliance Premier Growth Fund should be deemed interested under the 1940 Act. Plaintiff seeks damages equal to Alliance Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. Alliance, Alliance Premiere Growth Fund and
Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations.


--------------------------------------------------------------------------------
                          PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

The Funds' net asset value or NAV is calculated at 4 p.m., Eastern time, each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in proper form by the Fund.

HOW TO BUY SHARES

You may purchase Advisor Class shares through your financial representative at NAV. Advisor Class shares are not subject to any initial or contingent sales charges or distribution expenses. You may purchase and hold shares solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Funds' principal underwriter, Alliance Fund Distributors, Inc. or AFD;

o through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets;

o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds; and

o through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their services and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares to be approved by AFD for investment in Advisor Class shares. The Funds' SAIs have more detailed information about who may purchase and hold Advisor Class shares.


A Fund is required to withhold 30% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


A Fund may refuse any order to purchase Advisor Class shares. In particular, the Funds reserve the right to restrict purchases of Advisor Class shares (including through exchanges) when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Advisor Class shares for Advisor Class shares of other Alliance Mutual Funds. Exchanges of Advisor Class shares are made at the next-determined NAV, without any sales or service charge. You may request an exchange by mail or telephone. You must call by 4:00 p.m., Eastern time, to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). If you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial representative.

o     Selling Shares Through Your Financial Representative

Your financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV. Your financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o     Selling Shares Directly to the Fund

By Mail:

      -- Send a signed letter of instruction or stock power, along with certificates, to:

                    Alliance Global Investor Services, Inc.
                                 P.O. Box 1520
                           Secaucus, N.J. 07906-1520
                                  800-221-5672

      -- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary Alliance Global Investor Services, Inc. or AGIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AGIS.

By Telephone:

      -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AGIS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      -- A telephone redemption request must be received by 4:00 p.m., Eastern time, for you to receive that day's NAV.

      -- If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      -- Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      -- Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

OTHER

If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale, or exchange of Advisor Class shares of a Fund that are different from those described in this prospectus. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.


For federal income tax purposes, a Fund's distributions of net income (or short-term capital gains) will be taxable to you as ordinary income. Distributions of long-term capital gains generally will be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes. Dividends and distributions are taxable whether you receive them in cash or shares or reinvest a cash distribution in additional shares.


Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.


Each year shortly after December 31, each Fund will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.


--------------------------------------------------------------------------------
                               CONVERSION FEATURE
--------------------------------------------------------------------------------

Conversion

As described above, Advisor Class shares may be held solely through certain fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Funds. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or to be associated with an eligible investment advisor or financial intermediary or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Fund. The Fund will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge.

Description of Class A Shares

The Class A shares of each Fund have a distribution fee of .30% under the Fund's Rule 12b-1 plan that allows the Fund to pay distribution and service fees for the distribution and sale of its shares. Because this fee is paid out of the Fund's assets, Class A shares have a higher expense ratio and may pay lower dividends and may have a lower NAV than Advisor Class shares.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Householding. Many shareholders of the Alliance Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, all Alliance Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

                     (This page left intentionally blank.)

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, this information has been audited by PricewaterhouseCoopers LLP, the independent accountants for Alliance Mid-Cap Growth Fund, Alliance Growth Fund, Alliance Premier Growth Fund, Alliance Health Care Fund, Alliance International Premier Growth Fund, Alliance Balanced Shares, Alliance Worldwide Privatization Fund, and Alliance Growth and Income Fund, and by Ernst & Young LLP, the independent auditors for Alliance All-Asia Investment Fund, Alliance Technology Fund, Alliance Quasar Fund, Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance Greater China '97 Fund, whose reports, along with each Fund's financial statements, are included in each Fund's Annual Report, which is available upon request.

                                                    Income from Investment Operations
                                             -----------------------------------------------
                                                                   Net Gains
                                  Net Asset                      or Losses on
                                    Value,                        Investments     Total from
                                  Beginning   Net Investment    (both realized    Investment
    Fiscal Year or Period         of Period  Income (Loss)(a)   and unrealized)   Operations
    ---------------------         ---------  ----------------   ---------------   ----------
Alliance Premier Growth Fund
  12/01/01 to 5/31/02+ ........    $ 20.65       $  (.08)           $ (2.89)       $ (2.97)
  Year ended 11/30/01 .........      29.99          (.14)             (6.55)         (6.69)
  Year ended 11/30/00 .........      36.25          (.14)             (3.76)         (3.90)
  Year ended 11/30/99 .........      27.71          (.17)              9.32           9.15
  Year ended 11/30/98 .........      22.10          (.07)              7.14           7.07
  Year ended 11/30/97 .........      17.99          (.06)              5.25           5.19

Alliance Health Care Fund
  Year ended 6/30/02 ..........    $ 11.36       $  (.09)           $ (1.24)       $ (1.33)
  Year ended 6/30/01 ..........      12.54          (.07)             (1.02)         (1.09)
  8/27/99+++ to 6/30/00 .......      10.00          (.03)(b)           2.57           2.54

Alliance Growth Fund
  11/01/01 to 4/30/02+ ........    $ 27.92       $  (.10)           $   .40        $   .30
  Year ended 10/31/01 .........      53.17          (.11)            (19.44)        (19.55)
  Year ended 10/31/00 .........      56.88          (.02)              3.75           3.73
  Year ended 10/31/99 .........      47.47           .02              13.10          13.12
  Year ended 10/31/98 .........      44.08           .08               6.22           6.30
  Year ended 10/31/97 .........      34.91          (.05)             10.25          10.20

Alliance Technology Fund
  12/01/01 to 5/31/02+ ........    $ 68.21       $  (.39)           $(12.90)       $(13.29)
  Year ended 11/30/01 .........      96.60          (.60)            (21.51)        (22.11)
  Year ended 11/30/00 .........     112.59          (.91)            (11.04)        (11.95)
  Year ended 11/30/99 .........      69.04          (.68)             49.40          48.72
  Year ended 11/30/98 .........      54.63          (.50)             15.49          14.99
  Year ended 11/30/97 .........      51.17          (.45)              4.33           3.88

Alliance Quasar Fund
  10/01/01 to 3/31/02+ ........    $ 16.52       $  (.14)           $  4.00        $  3.86
  Year ended 9/30/01 ..........      31.07          (.29)            (11.56)        (11.85)
  Year ended 9/30/00 ..........      24.01          (.30)              7.36           7.06
  Year ended 9/30/99 ..........      22.37          (.15)              2.80           2.65
  Year ended 9/30/98 ..........      30.42          (.09)             (6.73)         (6.82)
  10/2/96++ to 9/30/97 ........      27.82          (.17)              6.88           6.71

Alliance Mid-Cap Growth Fund
  12/01/01 to 5/31/02+ ........    $  4.83       $  (.02)           $  (.58)       $  (.60)
  Year ended 11/30/01 .........       5.86          (.03)              (.71)          (.74)
  Year ended 11/30/00 .........       7.58          (.02)             (1.06)         (1.08)
  Year ended 11/30/99 .........       5.98          (.01)              2.00           1.99
  Year ended 11/30/98 .........       8.69          (.01)              (.53)          (.54)
  Year ended 11/30/97 .........       7.71          (.02)              2.10           2.08

Alliance Growth and
Income Fund
  11/01/01 to 4/30/02+ ........    $  3.43       $   .02            $   .08        $   .10
  Year ended 10/31/01 .........       4.08           .03               (.39)          (.36)
  Year ended 10/31/00 .........       3.71           .05                .54            .59
  Year ended 10/31/99 .........       3.44           .04                .63            .67
  Year ended 10/31/98 .........       3.48           .04                .43            .47
  Year ended 10/31/97 .........       3.00           .05                .87            .92

Alliance Balanced Shares
  Year ended 7/31/02(c) .......    $ 15.98       $   .37            $ (2.34)       $ (1.97)
  Year ended 7/31/01 ..........      15.54           .44               1.16           1.60
  Year ended 7/31/00 ..........      15.64           .43                .50            .93
  Year ended 7/31/99 ..........      15.98           .39               1.29           1.68
  Year ended 7/31/98 ..........      16.17           .37               1.87           2.24

Alliance New Europe Fund
  Year ended 7/31/02 ..........    $ 14.68       $  (.05)           $ (2.72)       $ (2.77)
  Year ended 7/31/01 ..........      21.18          0.00              (4.87)         (4.87)
  Year ended 7/31/00 ..........      18.58          (.01)              3.52           3.51
  Year ended 7/31/99 ..........      21.79           .13               (.78)          (.65)
  Year ended 7/31/98 ..........      18.57           .08               5.28           5.36

Alliance Worldwide
Privatization Fund
  Year ended 6/30/02 ..........    $  8.76       $  (.01)           $  (.54)       $  (.55)
  Year ended 6/30/01 ..........      13.53           .04              (3.43)         (3.39)
  Year ended 6/30/00 ..........      11.77          0.00               2.82           2.82
  Year ended 6/30/99 ..........      12.63           .02                .93            .95
  Year ended 6/30/98 ..........      13.23           .19                .80            .99

Alliance International
Premier Growth Fund
  12/01/01 to 5/31/02+ ........    $  8.44       $  (.04)           $   .13        $   .09
  Year ended 11/30/01 .........      10.58          (.07)             (2.07)         (2.14)
  Year ended 11/30/00 .........      13.27          (.09)             (2.16)         (2.25)
  Year ended 11/30/99 .........       9.64          (.12)(b)           3.75           3.63
  3/3/98+++ to 11/30/98 .......      10.00           .01(b)            (.37)          (.36)

                                              Less Dividends and Distributions                   Less Distributions
                                  -----------------------------------------------------------    ------------------

                                  Dividends     Distributions                                          Total           Net Asset
                                   from Net     in Excess of    Distributions   Distributions        Dividends          Value,
                                  Investment   Net Investment        from       in Excess of            and             End of
    Fiscal Year or Period           Income         Income       Capital Gains   Capital Gains      Distributions        Period
    ---------------------         ----------   --------------   -------------   -------------      -------------       ---------
Alliance Premier Growth Fund
  12/01/01 to 5/31/02+ ........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $ 17.68
  Year ended 11/30/01 .........       0.00           0.00            (2.38)           (.27)            (2.65)             20.65
  Year ended 11/30/00 .........       0.00           0.00            (2.36)           0.00             (2.36)             29.99
  Year ended 11/30/99 .........       0.00           0.00             (.61)           0.00              (.61)             36.25
  Year ended 11/30/98 .........       0.00           0.00            (1.46)           0.00             (1.46)             27.71
  Year ended 11/30/97 .........       0.00           0.00            (1.08)           0.00             (1.08)             22.10

Alliance Health Care Fund
  Year ended 6/30/02 ..........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $ 10.03
  Year ended 6/30/01 ..........       0.00           0.00             (.08)           (.01)             (.09)             11.36
  8/27/99+++ to 6/30/00 .......       0.00           0.00             0.00            0.00              0.00              12.54

Alliance Growth Fund
  11/01/01 to 4/30/02+ ........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $ 28.22
  Year ended 10/31/01 .........       0.00           0.00            (5.70)           0.00             (5.70)             27.92
  Year ended 10/31/00 .........       0.00           0.00            (7.44)           0.00             (7.44)             53.17
  Year ended 10/31/99 .........       0.00           0.00            (3.71)           0.00             (3.71)             56.88
  Year ended 10/31/98 .........       0.00           0.00            (2.91)           0.00             (2.91)             47.47
  Year ended 10/31/97 .........       0.00           0.00            (1.03)           0.00             (1.03)             44.08

Alliance Technology Fund
  12/01/01 to 5/31/02+ ........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $ 54.92
  Year ended 11/30/01 .........       0.00           0.00            (5.89)           (.39)            (6.28)             68.21
  Year ended 11/30/00 .........       0.00           0.00            (4.04)           0.00             (4.04)             96.60
  Year ended 11/30/99 .........       0.00           0.00            (5.17)           0.00             (5.17)            112.59
  Year ended 11/30/98 .........       0.00           0.00             (.58)           0.00              (.58)             69.04
  Year ended 11/30/97 .........       0.00           0.00             (.42)           0.00              (.42)             54.63

Alliance Quasar Fund
  10/01/01 to 3/31/02+ ........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $ 20.38
  Year ended 9/30/01 ..........       0.00           0.00             (.72)          (1.98)            (2.70)             16.52
  Year ended 9/30/00 ..........       0.00           0.00             0.00            0.00              0.00              31.07
  Year ended 9/30/99 ..........       0.00           0.00            (1.01)           0.00             (1.01)             24.01
  Year ended 9/30/98 ..........       0.00           0.00            (1.23)           0.00             (1.23)             22.37
  10/2/96++ to 9/30/97 ........       0.00           0.00            (4.11)           0.00             (4.11)             30.42

Alliance Mid-Cap Growth Fund
  12/01/01 to 5/31/02+ ........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $  4.23
  Year ended 11/30/01 .........       0.00           0.00             (.29)           0.00              (.29)              4.83
  Year ended 11/30/00 .........       0.00           0.00             (.64)           0.00              (.64)              5.86
  Year ended 11/30/99 .........       0.00           0.00             (.39)           0.00              (.39)              7.58
  Year ended 11/30/98 .........       0.00           0.00            (2.17)           0.00             (2.17)              5.98
  Year ended 11/30/97 .........       (.04)          0.00            (1.06)           0.00             (1.10)              8.69

Alliance Growth and
Income Fund
  11/01/01 to 4/30/02+ ........    $  (.02)       $  0.00          $  (.10)        $  0.00           $  (.12)           $  3.41
  Year ended 10/31/01 .........       (.05)          0.00             (.24)           0.00              (.29)              3.43
  Year ended 10/31/00 .........       (.05)          0.00             (.17)           0.00              (.22)              4.08
  Year ended 10/31/99 .........       (.04)          (.01)            (.35)           0.00              (.40)              3.71
  Year ended 10/31/98 .........       (.05)          0.00             (.46)           0.00              (.51)              3.44
  Year ended 10/31/97 .........       (.06)          0.00             (.38)           0.00              (.44)              3.48

Alliance Balanced Shares
  Year ended 7/31/02(c) .......    $  (.37)       $  0.00          $  (.36)        $  0.00           $  (.73)           $ 13.28
  Year ended 7/31/01 ..........       (.42)          0.00             (.74)           0.00             (1.16)             15.98
  Year ended 7/31/00 ..........       (.39)          0.00             (.64)           0.00             (1.03)             15.54
  Year ended 7/31/99 ..........       (.37)          0.00            (1.65)           0.00             (2.02)             15.64
  Year ended 7/31/98 ..........       (.36)          0.00            (2.07)           0.00             (2.43)             15.98

Alliance New Europe Fund
  Year ended 7/31/02 ..........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $ 11.91
  Year ended 7/31/01 ..........       0.00           0.00            (1.50)           (.13)            (1.63)             14.68
  Year ended 7/31/00 ..........       0.00           0.00             (.91)           0.00              (.91)             21.18
  Year ended 7/31/99 ..........       0.00           0.00            (2.56)           0.00             (2.56)             18.58
  Year ended 7/31/98 ..........       0.00           (.09)           (2.05)           0.00             (2.14)             21.79

Alliance Worldwide
Privatization Fund
  Year ended 6/30/02 ..........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $  8.21
  Year ended 6/30/01 ..........       0.00           0.00            (1.37)           (.01)            (1.38)              8.76
  Year ended 6/30/00 ..........      (0.00)          0.00            (1.06)           0.00             (1.06)             13.53
  Year ended 6/30/99 ..........       (.17)          0.00            (1.64)           0.00             (1.81)             11.77
  Year ended 6/30/98 ..........       (.23)          0.00            (1.36)           0.00             (1.59)             12.63

Alliance International
Premier Growth Fund
  12/01/01 to 5/31/02+ ........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $  8.53
  Year ended 11/30/01 .........       0.00           0.00             0.00            0.00              0.00               8.44
  Year ended 11/30/00 .........       0.00           0.00             (.44)           0.00              (.44)             10.58
  Year ended 11/30/99 .........       0.00           0.00             0.00            0.00              0.00              13.27
  3/3/98+++ to 11/30/98 .......       0.00           0.00             0.00            0.00              0.00               9.64

                                                                  Ratios/Supplemental Data
                                               ---------------------------------------------------------------

                                                                  Ratio of      Ratio of Net
                                                 Net Assets,      Expenses      Income (Loss)
                                    Total       End of Period    to Average      to Average        Portfolio
    Fiscal Year or Period         Return (d)   (000's omitted)   Net Assets      Net Assets      Turnover Rate
    ---------------------         ----------   ---------------   ----------     -------------    -------------
Alliance Premier Growth Fund
  12/01/01 to 5/31/02+ ........    (14.38)%        $593,849        1.36%*          (.79)%*             39%
  Year ended 11/30/01 .........    (24.72)          510,603        1.25            (.59)              135
  Year ended 11/30/00 .........    (11.61)          523,315        1.11            (.38)              125
  Year ended 11/30/99 .........     33.68           466,690        1.16            (.51)               75
  Year ended 11/30/98 .........     34.31           271,661        1.26(f)         (.28)               82
  Year ended 11/30/97 .........     30.98            53,459        1.25            (.28)               76

Alliance Health Care Fund
  Year ended 6/30/02 ..........    (11.71)%        $  7,544        1.57%           (.83)%               9%
  Year ended 6/30/01 ..........     (8.84)            7,518        1.42            (.59)                8
  8/27/99+++ to 6/30/00 .......     25.40             6,184        1.61*(e)        (.36)*(b)           26

Alliance Growth Fund
  11/01/01 to 4/30/02+ ........      1.08%         $ 16,209        1.10%*          (.67)%*             24%
  Year ended 10/31/01 .........    (40.34)           19,087         .98            (.30)              115
  Year ended 10/31/00 .........      6.27            38,278         .83             .03                58
  Year ended 10/31/99 .........     29.08           142,720         .88             .03                62
  Year ended 10/31/98 .........     14.92           174,745         .93(f)          .17                61
  Year ended 10/31/97 .........     29.92           101,205         .98(f)         (.12)               48

Alliance Technology Fund
  12/01/01 to 5/31/02+ ........    (19.48)%        $114,886        1.35%*         (1.18)%*             36%
  Year ended 11/30/01 .........    (24.68)          231,167        1.27            (.78)               55
  Year ended 11/30/00 .........    (11.22)          288,889        1.19            (.66)               46
  Year ended 11/30/99 .........     75.22           330,404        1.35(f)         (.78)               54
  Year ended 11/30/98 .........     27.73           230,295        1.37(f)         (.84)               67
  Year ended 11/30/97 .........      7.65           167,120        1.39(f)         (.81)               51

Alliance Quasar Fund
  10/01/01 to 3/31/02+ ........     23.37%         $ 76,576        1.63%*         (1.47)%*             53%
  Year ended 9/30/01 ..........    (41.11)           68,730        1.52           (1.31)              109
  Year ended 9/30/00 ..........     29.40           135,414        1.39(f)        (1.08)              160
  Year ended 9/30/99 ..........     12.16           164,671        1.42(f)         (.62)               91
  Year ended 9/30/98 ..........    (23.24)          175,037        1.38(f)         (.32)              109
  10/2/96++ to 9/30/97 ........     28.47            62,455        1.58*           (.74)*             135

Alliance Mid-Cap Growth Fund
  12/01/01 to 5/31/02+ ........    (12.42)%        $181,496        1.04%*          (.75)%*             91%
  Year ended 11/30/01 .........    (13.39)          131,032        1.08            (.64)              226
  Year ended 11/30/00 .........    (15.66)            8,304         .83            (.35)               86
  Year ended 11/30/99 .........     35.66             9,970         .85            (.20)               97
  Year ended 11/30/98 .........     (8.19)           11,305         .83            (.16)              106
  Year ended 11/30/97 .........     32.00            10,275         .83            (.21)              158

Alliance Growth and
Income Fund
  11/01/01 to 4/30/02+ ........      2.81%         $944,631         .84%*           .90%*              22%
  Year ended 10/31/01 .........     (9.27)          700,348         .84             .87                67
  Year ended 10/31/00 .........     16.98           185,754         .65            1.21                53
  Year ended 10/31/99 .........     21.03            39,739         .68            1.12                48
  Year ended 10/31/98 .........     14.96            22,786         .76(f)         1.14                89
  Year ended 10/31/97 .........     33.61             3,207         .71(f)         1.42                88

Alliance Balanced Shares
  Year ended 7/31/02(c) .......    (12.67)%        $101,017         .85%           2.79%               79%
  Year ended 7/31/01 ..........     10.75             5,446         .91            2.75%               63
  Year ended 7/31/00 ..........      6.48             2,943         .86            2.88                76
  Year ended 7/31/99 ..........     11.71             2,627         .97(f)         2.56               105
  Year ended 7/31/98 ..........     15.32             2,079        1.06(f)         2.33               145

Alliance New Europe Fund
  Year ended 7/31/02 ..........    (18.87)%        $  4,610        1.80%           (.36)%              63%
  Year ended 7/31/01 ..........    (24.42)            5,729        1.48             .02                84
  Year ended 7/31/00 ..........     19.21             9,196        1.34(f)         (.06)              103
  Year ended 7/31/99 ..........     (2.54)            4,778        1.51(f)          .68                89
  Year ended 7/31/98 ..........     32.55             3,143        1.56(f)          .39                99

Alliance Worldwide
Privatization Fund
  Year ended 6/30/02 ..........     (6.28)%        $    808        1.80%           (.18)%              43%
  Year ended 6/30/01 ..........    (26.58)            1,343        1.50             .38                42
  Year ended 6/30/00 ..........     24.68             2,506        1.43(f)          .01                67
  Year ended 6/30/99 ..........     10.12             1,610        1.62(f)          .37                58
  Year ended 6/30/98 ..........      9.48             1,716        1.45            1.48                53

Alliance International
Premier Growth Fund
  12/01/01 to 5/31/02+ ........      1.07%         $ 13,912        2.12%*          (.89)%*             69%
  Year ended 11/30/01 .........    (20.23)           14,116        1.86            (.78)              171
  Year ended 11/30/00 .........    (17.57)           18,800        1.61            (.68)              111
  Year ended 11/30/99 .........     37.66             2,386        2.21(e)(f)     (1.06)(b)           107
  3/3/98+++ to 11/30/98 .......     (3.60)            1,386        2.20*(e)         .13*(b)           151

--------------------------------------------------------------------------------
Please refer to the footnotes on page 52.



                                     50 & 51

                                                    Income from Investment Operations
                                             -----------------------------------------------
                                                                   Net Gains
                                  Net Asset                      or Losses on
                                    Value,                        Securities      Total from
                                  Beginning   Net Investment    (both realized    Investment
    Fiscal Year or Period         of Period  Income (Loss)(a)   and unrealized)   Operations
    ---------------------         ---------  ----------------   ---------------   ----------
Alliance Global
Small Cap Fund
  Year ended 7/31/02 ..........    $  8.86       $  (.13)           $ (2.34)       $ (2.47)
  Year ended 7/31/01 ..........      15.28          (.11)             (4.58)         (4.69)
  Year ended 7/31/00 ..........      11.74          (.12)              3.86           3.74
  Year ended 7/31/99 ..........      12.20          (.07)               .77            .70
  Year ended 7/31/98 ..........      12.89          (.07)               .37            .30

Alliance Greater
China '97 Fund
  Year ended 7/31/02 ..........    $  8.53       $   .10(b)         $  (.97)       $  (.87)
  Year ended 7/31/01 ..........      10.41           .06(b)           (1.94)         (1.88)
  Year ended 7/31/00 ..........       8.24          (.02)(b)           2.19           2.17
  Year ended 7/31/99 ..........       4.85           .04(b)            3.35           3.39
  9/3/97+++ to 7/31/98 ........      10.00           .10(b)           (5.18)         (5.08)

Alliance All-Asia
Investment Fund
  11/01/01 to 4/30/02+ .........    $  5.31       $  (.05)(b)        $   .46        $   .41
  Year ended 10/31/01 .........       9.81          (.12)(b)          (3.27)         (3.39)
  Year ended 10/31/00 .........      10.54          (.17)              (.56)          (.73)
  Year ended 10/31/99 .........       5.90          (.10)(b)           4.74           4.64
  Year ended 10/31/98 .........       7.56          (.08)(b)          (1.58)         (1.66)
  Year ended 10/31/97 .........      11.04          (.15)(b)          (2.99)         (3.14)

                                              Less Dividends and Distributions                   Less Distributions
                                  -----------------------------------------------------------    ------------------

                                  Dividends     Distributions                                          Total           Net Asset
                                   from Net     in Excess of    Distributions   Distributions        Dividends          Value,
                                  Investment   Net Investment        from       in Excess of            and             End of
    Fiscal Year or Period           Income         Income       Capital Gains   Capital Gains      Distributions        Period
    ---------------------         ----------   --------------   -------------   -------------      -------------       ---------
Alliance Global
Small Cap Fund
  Year ended 7/31/02 ..........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $  6.39
  Year ended 7/31/01 ..........       0.00           0.00             0.00           (1.73)            (1.73)              8.86
  Year ended 7/31/00 ..........       0.00           0.00             (.20)           0.00              (.20)             15.28
  Year ended 7/31/99 ..........       0.00           0.00            (1.16)           0.00             (1.16)             11.74
  Year ended 7/31/98 ..........       0.00           0.00             (.99)           0.00              (.99)             12.20

Alliance Greater
China '97 Fund
  Year ended 7/31/02 ..........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $  7.66
  Year ended 7/31/01 ..........       0.00           0.00             0.00            0.00              0.00               8.53
  Year ended 7/31/00 ..........       0.00           0.00             0.00            0.00              0.00              10.41
  Year ended 7/31/99 ..........       0.00           0.00             0.00            0.00              0.00               8.24
  9/3/97+++ to 7/31/98 ........       (.07)          0.00             0.00            0.00              (.07)              4.85

Alliance All-Asia
Investment Fund
  11/01/01 to 4/30/02+ ........    $  0.00        $  0.00          $  0.00         $  0.00           $  0.00            $  5.72
  Year ended 10/31/01 .........       0.00           0.00            (1.01)           (.10)            (1.11)              5.31
  Year ended 10/31/00 .........       0.00           0.00             0.00            0.00              0.00               9.81
  Year ended 10/31/99 .........       0.00           0.00             0.00            0.00              0.00              10.54
  Year ended 10/31/98 .........       0.00           0.00             0.00            0.00              0.00               5.90
  Year ended 10/31/97 .........       0.00           0.00             (.34)           0.00              (.34)              7.56

                                                                  Ratios/Supplemental Data
                                               ---------------------------------------------------------------

                                                                  Ratio of      Ratio of Net
                                                 Net Assets,      Expenses      Income (Loss)
                                    Total       End of Period    to Average      to Average        Portfolio
    Fiscal Year or Period         Return (d)   (000's omitted)   Net Assets      Net Assets      Turnover Rate
    ---------------------         ----------   ---------------   ----------     -------------    -------------
Alliance Global
Small Cap Fund
  Year ended 7/31/02 ..........    (27.88)%        $    204        2.31%          (1.76)%              84%
  Year ended 7/31/01 ..........    (33.71)              797        1.83(f)        (1.03)              121
  Year ended 7/31/00 ..........     32.19               707        1.69(f)         (.76)              133
  Year ended 7/31/99 ..........      7.63               189        2.13(f)         (.63)              120
  Year ended 7/31/98 ..........      2.82               392        1.87(f)         (.57)              113

Alliance Greater
China '97 Fund
  Year ended 7/31/02 ..........    (10.20)%        $    196        2.20%(e)        1.28%(b)            63%
  Year ended 7/31/01 ..........    (18.06)              386        2.21(e)(f)       .71(b)             64
  Year ended 7/31/00 ..........     26.34               273        2.22(e)(f)      (.15)(b)           158
  Year ended 7/31/99 ..........     69.90               161        2.22(e)(f)       .58(b)             94
  9/3/97+++ to 7/31/98 ........    (51.06)               60        2.22*(e)(f)     1.51*(b)            58

Alliance All-Asia
Investment Fund
  11/01/01 to 4/30/02+ .........      7.72%         $  3,309        2.70%*(e)      (1.75)%*            120%
  Year ended 10/31/01 .........    (38.68)            2,736        2.70(e)        (1.90)              150
  Year ended 10/31/00 .........     (6.93)            5,155        2.19(f)(g)     (1.31)              153
  Year ended 10/31/99 .........     78.64             4,746        2.45(e)(f)     (1.33)              119
  Year ended 10/31/98 .........    (21.96)            2,012        3.46(e)(f)     (1.22)               93
  Year ended 10/31/97 .........    (29.42)            1,338        3.21(e)        (1.51)               70

--------------------------------------------------------------------------------
+     Unaudited.


++    Commencement of distribution.

+++   Commencement of operations.

*     Annualized.


(a)   Based on average shares outstanding.

(b)   Net of fee waiver and expense reimbursement.

(c) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on debt securities for financial statement purposes only. For the year ended July 31, 2002 the effect of this change was to decrease Advisor Class net investment income by $.02 per share, increase net unrealized gains and losses by $.02 per share. Consequently the ratio of net investment income to average net assets was decreased from 2.89% to 2.79% for Advisor Class on an annualized basis. Per share, ratios and supplemental data prior to August 1, 2001 have not been restated to reflect this change in presentation.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment returns calculated for periods of less than one year are not annualized.

(e) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in (f) below, would have been as follows:

                                        1997        1998        1999       2000      2001      2002
Alliance All-Asia Investment Fund
Advisor Class                          3.43%       4.39%       2.93%      2.19%     2.89%     3.65%

Alliance International Premier
Growth Fund
Advisor Class                            --        6.28%*      2.96%        --        --        --

                                        1998        1999        2000       2001      2002
Alliance Greater China '97 Fund
Advisor Class                         18.13%*     19.01%       9.61%      9.35%    10.57%

Alliance Health Care Fund
Advisor Class                            --          --        1.65%        --        --

(f) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets assuming the assumption and/or waiver/reimbursement of expenses described in note (d) above would have been as follows:

                                         1998       1999       2000        2001
Alliance Global Small Cap Fund
Advisor Class                            1.84%      2.10%      1.68%       1.82%

Alliance New Europe Fund
Advisor Class                            1.54%      1.50%      1.33%         --

Alliance All-Asia Investment Fund
Advisor Class                            3.41%      2.43%      2.18%         --

Alliance Balanced Shares
Advisor Class                            1.05%       .96%        --          --

Alliance Worldwide Privatization Fund
Advisor Class                              --       1.61%      1.42%         --

Alliance Quasar Fund
Advisor Class                            1.37%      1.41%      1.38%*        --

                                   1997      1998       1999      2000     2001

Alliance International Premier
Growth Fund
Advisor Class                        --        --       2.20%       --       --

Alliance Growth and Income Fund
Advisor Class                       .70%      .75%        --        --       --

Alliance Growth Fund
Advisor Class                       .96%      .92%        --        --       --

Alliance Technology Fund
Advisor Class                      1.38%     1.36%      1.34%       --       --

Alliance Greater China '97 Fund
Advisor Class                        --      2.20%*     2.20%     2.20%    2.20%

Alliance Premier Growth Fund
Advisor Class                        --      1.25%        --        --       --

(g) Includes interest expense. If Alliance All-Asia Investment Fund had not borne interest expenses, the ratio of expenses (net of interest expenses) to average net assets would have been with respect to the Advisor Class, 2.14% for 2000.



                                     52 & 53

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

The following is additional information about the United Kingdom, Japan and Greater China countries.

Investment in United Kingdom Issuers. Investment in securities of United Kingdom issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of the Fund's investment denominated in the British pound sterling will fluctuate with pound sterling-dollar exchange rate movements. Between 1972, when the pound sterling was allowed to float against other currencies, and the end of 1992, the pound sterling generally depreciated against most major currencies, including the U.S. Dollar. Between September and December 1992, after the United Kingdom's exit from the Exchange Rate Mechanism of the European Monetary System, the value of the pound sterling fell by almost 20% against the U.S. Dollar. The pound sterling has since recovered due to interest rate cuts throughout Europe and an upturn in the economy of the United Kingdom. The average exchange rate of the U.S. Dollar to the pound sterling was
1.50 in 1993 and 1.44 in 2001.

The United Kingdom's largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world. As measured by the FT-SE 100 index, the performance of the 100 largest companies in the United Kingdom reached 6930.2 at the end of 1999, up approximately 18% from the end of 1998. The FT-SE 100 index closed at 6222.46 at the end of 2000, down approximately 10% from the end of 1999. At the end of 2001, the FT-SE 100 index closed at 5217.40, down approximately 16% from the end of 2000.


The Economic and Monetary Union ("EMU") became fully implemented on February 28, 2002, when a common currency (the Euro) became the exclusive currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, the government has not taken any action to join the EMU.


From 1979 until 1997 the Conservative Party controlled Parliament. In the May 1, 1997 general elections, however, the Labour Party, led by Tony Blair, won a majority in Parliament, gaining 418 of 659 seats in the House of Commons. Mr. Blair, who was appointed Prime Minister, launched a number of reform initiatives, including an overhaul of the monetary policy framework intended to protect monetary policy from political forces by vesting responsibility for setting interest rates in a new Monetary Policy Committee headed by the Governor of the Bank of England, as opposed to the Treasury. Prime Minister Blair has also undertaken a comprehensive restructuring of the regulation of the financial services industry. The Labour Party was re-elected on June 7, 2001 and now holds 409 of the 659 seats in the House of Commons. For further information regarding the United Kingdom, see the SAI of New Europe Fund.

Investment in Japanese Issuers. Investment in securities of Japanese issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. Dollar value of each Fund's investments denominated in the Japanese yen will fluctuate with yen-dollar exchange rate movements. Between 1985 and 1995, the Japanese yen generally appreciated against the U.S. Dollar. Thereafter, the Japanese yen generally depreciated against the U.S. Dollar until mid-1998, when it began to appreciate. In September 1999 the Japanese yen reached a 43-month high against the U.S. Dollar, precipitating a series of interventions by the Japanese government in the currency market, which succeeded in slowing the appreciation of the Japanese yen against the U.S. Dollar. In 2001 the Japanese yen began to depreciate against the U.S. Dollar, reaching a three-year low by year end.

Japan's largest stock exchange is the Tokyo Stock Exchange, the First Section of which is reserved for larger, established companies. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak in 1989. Thereafter, the TOPIX declined approximately 50% through the end of 1997. On December 31, 1999 the TOPIX closed at 1722.20, up approximately 58% from the end of 1998. The TOPIX closed at 1283.67 at the end of 2000, down approximately 25% from the end of 1999. At the end of 2001, the TOPIX closed at 1032.14, down approximately 20% from the end of 2000.


Since the early 1980s, Japan has consistently recorded large current account trade surpluses with the U.S. that have caused difficulties in the relations between the two countries. On October 1, 1994, the U.S. and Japan reached an agreement that was expected to more open Japanese markets with respect to trade in certain goods and services. Since then, the two countries have agreed in principle to increase Japanese imports of American automobiles and automotive parts, as well as other goods and services. Nevertheless, the surpluses have persisted and it is expected that the friction between the U.S. and Japan with respect to trade issues will continue for the foreseeable future.


Each Fund's investments in Japanese issuers will be subject to uncertainty resulting from the instability of recent Japanese ruling coalitions. From 1955 to 1993, Japan's government was controlled by a single political party, the conservative Liberal Democratic party (the "LDP"). Since 1993, Japan has been ruled by six different governments and seven prime ministers. While the LDP remains Japan's largest party and continues to dominate Japanese politics, the LDP has not always been able to gain the majority of either house of the parliament and has had to form coalitions with other parties. The current Prime Minister is Junichiro Koizumi, who was elected by the LDP in April 2001 to replace Yoshiro Mori. For the past several years, Japan's banking industry has been weakened by a significant amount of problem loans. Following the insolvency of one of Japan's largest banks in November 1997, the government proposed several plans designed to strengthen the weakened banking sector. In October 1998, the Japanese parliament approved several new laws that made $508 billion in public funds available to increase the capital of Japanese banks, to guarantee depositors' accounts and to nationalize the weakest banks. Despite these measures, Japanese banks remain in a very weakened condition. The government is formulating new plans to restore the banking sector to good health as well as to reinvigorate Japan's stalled economy. For further information regarding Japan, see the SAI of Alliance All-Asia Investment Fund.


Investment in Greater China Issuers. China, in particular, but Hong Kong and Taiwan, as well, in significant measure because of their existing and increasing economic, and now in the case of Hong Kong, direct political ties with China, may be subject to a greater degree of economic, political and social instability than is the case in the United States.

China's economy is very much in transition. While the government still controls production and pricing in major economic sectors, significant steps have been taken toward capitalism and China's economy has become increasingly market oriented. China's strong economic growth and ability to attract significant foreign investment in recent years stem from the economic liberalization initiated by Deng Xiaoping, who assumed power in the late 1970s. The economic growth, however, has not been smooth and has been marked by extremes in many respects of inordinate growth, which has not been tightly controlled, followed by rigid measures of austerity.

The rapidity and erratic nature of the growth have resulted in inefficiencies and dislocations, including at times high rates of inflation.

China's economic development has occurred notwithstanding the continuation of the power of China's Communist Party and China's authoritarian government control, not only of centrally planned economic decisions, but of many aspects of the social structure. While a significant portion of China's population has benefited from China's economic growth, the conditions of many leave much room for improvement. Notwithstanding restrictions on freedom of expression and the absence of a free press, and notwithstanding the extreme manner in which past unrest has been dealt with, the 1989 Tianamen Square uprising being a recent reminder, the potential for renewed popular unrest associated with demands for improved social, political and economic conditions cannot be dismissed.

Following the death of Deng Xiaoping in February 1997, Jiang Zemin became the leader of China's Communist Party. The transfer of political power has progressed smoothly and Jiang's popularity and credibility have gradually increased. Jiang continues to consolidate his power, but as of yet does not appear to have the same degree of control as did Deng Xiaoping. Jiang has continued the market-oriented policies of Deng. Currently, China's major economic challenge centers on reforming or eliminating inefficient state-owned enterprises without creating an unacceptable level of unemployment. Recent capitalistic policies have in many respects effectively outdated the Communist Party and the governmental structure, but both remain entrenched. The Communist Party still controls access to governmental positions and closely monitors governmental action.

In addition to the economic impact of China's internal political uncertainties, the potential effect of China's actions, not only on China Itself, but on Hong Kong and Taiwan as well, could also be significant.

China is heavily dependent on foreign trade, particularly with Japan, the U.S., South Korea and Taiwan, as well as trade with Hong Kong. Political developments adverse to its trading partners, as well as political and social repression, could cause the U.S. and others to alter their trading policy towards China. China's long sought admission to the World Trade Organization, however, which became effective on January 1, 2002, enhances China's status in the international community. With much of China's trading activity being funneled through Hong Kong and with trade through Taiwan becoming increasingly significant, any sizable reduction in demand for goods from China would have negative implications for both countries. China is believed to be the largest investor in Hong Kong and its markets and an economic downturn in China would be expected to reverberate through Hong Kong's markets as well.

China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. Hong Kong is headed by a chief executive, appointed by the central government of China, whose power is checked by both the government of China and a Legislative Council. Although Hong Kong voters voted overwhelmingly for pro-democracy candidates in the May 1998 election and again in the September 2000 election (although by a smaller margin), it remains possible that China could exert its authority so as to alter the economic structure, political structure or existing social policy of Hong Kong. Investor and business confidence in Hong Kong can be significantly affected by such developments, which in turn can affect markets and business performance. In this connection, it is noted that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related activities. The securities markets of China and to a lesser extent Taiwan, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, Alliance Greater China '97 Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of China and Taiwan is restricted or controlled to varying degrees. These restrictions or controls, which apply to the Alliance Greater China '97 Fund, may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. China and Taiwan require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from China and Taiwan is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose restrictions on foreign capital remittances.

Alliance Greater China '97 Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected by any such factor or factors on the Fund's investments. The limited liquidity in certain Greater China markets is a factor to be taken into account in the Fund's valuation of portfolio securities in this category and may affect the Fund's ability to dispose of securities in order to meet redemption requests at the price and time it wishes to do so. It is also anticipated that transaction costs, including brokerage commissions for transactions both on and off the securities exchanges in Greater China countries, will be higher than in the U.S.

Issuers of securities in Greater China countries are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as timely disclosure of information, insider trading rules, restrictions on market manipulation and shareholder proxy requirements. Reporting, accounting and auditing standards of Greater China countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in securities of Greater China country issuers than to investors in securities of U.S. issuers.

Investment in Greater China companies that are in the initial stages of their development involves greater risk than is customarily associated with securities of more established companies. The securities of such companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of established companies or broad market indices.

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

For more information about the Funds, the following documents are available upon request:

o Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and are legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Funds, by contacting your broker or other financial intermediary, or by contacting Alliance:

By Mail:        c/o Alliance Global Investor Services, Inc.
                P.O. Box 1520
                Secaucus, N.J. 07096-1520

By Phone:       For Information: (800) 221-5672
                For Literature:  (800) 227-4618

Or you may view or obtain these documents from the Commission:

o Call the Commission at 1-202-942-8090 for information on the operation of the Public Reference Room.

o Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov

o Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash, DC 20549-0102

You also may find more information about Alliance and the Funds on the internet at www.Alliancecapital.com.

Fund                                                                SEC File No.
--------------------------------------------------------------------------------
Alliance Premier Growth Fund                                        811-06730
Alliance Health Care Fund                                           811-09329
Alliance Growth Fund                                                811-05088
Alliance Technology Fund                                            811-03131
Alliance Quasar Fund                                                811-01716
Alliance Mid-Cap Growth Fund                                        811-00204
Alliance Growth & Income                                            811-00126
Alliance Balanced Shares                                            811-00134
Alliance New Europe Fund                                            811-06028
Alliance Worldwide Privatization Fund                               811-08426
Alliance International Premier Growth Fund                          811-08527
Alliance Global Small Cap Fund                                      811-01415

Alliance Greater China '97 Fund                                     811-08201
Alliance All-Asia Investment Fund                                   811-08776
--------------------------------------------------------------------------------

Privacy Notice (This information is not part of the Prospectus.)

Alliance Capital Management L.P., the Alliance Family of Funds and Alliance Fund Distributors, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.

--------------------------------------------------------------------------------

(LOGO)                             ALLIANCE TECHNOLOGY FUND, INC.

-----------------------------------------------------------------

c/o Alliance Global Investor Services, Inc.
P.O. Box 1520, Secaucus, New Jersey 07096-1520
Toll Free (800) 221-5672
For Literature: Toll Free (800) 227-4618

-----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION
                         February 1, 2002
                  (as amended November 1, 2002)

-----------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus, but supplements and should be read in conjunction with the current Prospectus, dated November 1, 2002, for the Alliance Technology Fund, Inc. (the "Fund") that offers the Class A, Class B and Class C shares of the Fund and the current Prospectus, dated November 1, 2002, for the Fund that offers the Advisor Class shares of the Fund (the "Advisor Class Prospectus" and, together with the Prospectus for the Fund that offers the Class A, Class B and Class C shares, the "Prospectus"). Financial statements for the Fund for the year ended November 30, 2001 are included in the annual report to shareholders and for the period ended May 31, 2002 are included in the semi-annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectuses, annual report and semi-annual report may be obtained by contacting Alliance Global Investor Services, Inc. ("AGIS") at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS
                                                             Page
                                                             ----

DESCRIPTION OF THE FUND....................................
MANAGEMENT OF THE FUND.....................................
EXPENSES OF THE FUND.......................................
PURCHASE OF SHARES.........................................
REDEMPTION AND REPURCHASE OF SHARES........................
SHAREHOLDER SERVICES.......................................
NET ASSET VALUE   .........................................
DIVIDENDS, DISTRIBUTIONS AND TAXES.........................
PORTFOLIO TRANSACTIONS.....................................
GENERAL INFORMATION........................................
REPORT OF INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS....
APPENDIX A: Certain Employee Benefit Plans.................   A-1

--------
(R) This registered service mark under license from the owner, Alliance Capital Management L.P.

-----------------------------------------------------------------

                     DESCRIPTION OF THE FUND

-----------------------------------------------------------------

     The Fund is a diversified, open-end investment company. Except as otherwise indicated, the investment policies of the Fund are not "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended, (the "1940 Act"), and may, therefore, be changed by the Board of Directors without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to its shareholders. The Fund's investment objective, as well as the Fund's 80% investment policy described below, may not be changed without shareholder approval. There can be, of course, no assurance that the Fund will achieve its investment objective.

Investment Objective and Policies
---------------------------------

     The investment objective of the Fund is to emphasize growth of capital, and investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. However, subject to the limitations referred to under "Options" below, the Fund may seek to earn income through the writing of listed call options. In seeking to achieve its objective, the Fund will invest primarily in securities of companies which are expected to benefit from technological advances and improvements (i.e., companies which use technology extensively in the development of new or improved products or processes). The Fund, under normal circumstances, will invest at least 80% of its net assets in the securities of such companies except when the Fund assumes a temporary defensive position. For purposes of this policy, net assets includes any borrowings for investment purposes. There obviously can be no assurance that the Fund's investment objective will be achieved, and the nature of the Fund's investment objective and policies may involve a somewhat greater degree of risk than would be present in a more conservative investment approach.

How the Fund Pursues Its Objective
----------------------------------

     The Fund expects under normal circumstances to have substantially all of its assets invested in equity securities (common stocks or securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks). When business or financial conditions warrant, the Fund may take a defensive position and invest without limit in investment grade debt securities or preferred stocks or hold its assets in cash. The Fund at times may also invest in debt securities and preferred stocks offering an opportunity for price appreciation (e.g., convertible debt securities).

     Critical factors which will be considered in the selection of securities will include the economic and political outlook, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and management capability and practices. Generally speaking, disposal of a security will be based upon factors such as (i) actual or potential deterioration of the issuer's earning power which the Fund believes may adversely affect the price of its securities, (ii) increases in the price level of the security or of securities generally which the Fund believes are not fully warranted by the issuer's earning power, and (iii) changes in the relative opportunities offered by various securities.

     Companies in which the Fund will invest include those whose processes, products or services are anticipated by Alliance Capital Management L.P., the Fund's investment adviser (the "Adviser" or "Alliance"), to be significantly benefited by the utilization or commercial application of scientific discoveries or developments in such fields as, for example, aerospace, aerodynamics, astrophysics, biochemistry, chemistry, communications, computers, conservation, electricity, electronics (including radio, television and other media), energy (including development, production and service activities), geology, health care, mechanical engineering, medicine, metallurgy, nuclear physics, oceanography and plant physiology.

     The Fund will endeavor to invest in companies where the expected benefits to be derived from the utilization of technology will significantly enhance the prospects of the company as a whole (including, in the case of a conglomerate, affiliated companies). The Fund's investment objective permits the Fund to seek securities having potential for capital appreciation in a variety of industries.

     Certain of the companies in which the Fund invests may allocate greater than usual amounts to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Fund invests could be adversely affected by lack of commercial acceptance of a new product or products or by technological change and obsolescence.

Additional Investment Policies and Practices
--------------------------------------------

     Options. In seeking to attain its investment goal of capital appreciation, the Fund may supplement customary investment practices by writing covered call options and purchasing put and call options, including put options on market indices. Upon payment of a premium, a put option gives the buyer of such option the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date, at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price, usually the market price at the time the contract is negotiated.

     The writing of call options will involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally the opportunity for profit from the writing of options is higher, and consequently the risks are greater, when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. The actual return earned by the Fund from writing a call option depends on factors such as the amount of the transaction costs and whether or not the option is exercised. Option premiums vary widely depending primarily on supply and demand.

     Writing and purchasing options are highly specialized activities and entail greater than ordinary investment risks. If an option purchased by the Fund is not sold and is permitted to expire without being exercised, its premium would be lost by the Fund. When calls written by the Fund are exercised, the Fund will be obligated to sell stocks below the current market price.

     The Fund will not write a call unless the Fund at all times during the option period owns either (a) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities, or (b) an offsetting call option on the same securities. It is the Fund's policy not to write a call option if the premium to be received by the Fund in connection with such option would not produce an annualized return of at least 15% of the then current market value of the securities subject to option (without giving effect to commissions, stock transfer taxes and other expenses of the Fund which are deducted from premium receipts). The actual return earned by the Fund from writing a call depends on factors such as the amount of the transaction costs and whether or not the option is exercised. Calls written by the Fund will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Sanford C. Bernstein & Co., LLC, an affiliate of the Adviser. The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

     In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased over the strike price by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase over the strike price during the period by more than the amount of the premium and commissions payable on exercise. By purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the security declined below the strike price by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease below the strike price during that period by more than the amount of the premium and commissions payable on exercise. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

     If the Fund desires to sell a particular security from its portfolio on which it has written an option, the Fund seeks to effect a "closing purchase transaction" prior to, or concurrently with, the sale of the security. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option of the same series as the option previously written. (Such a purchase does not result in the ownership of an option.) The Fund may enter into a closing purchase transaction to realize a profit on a previously written option or to enable the Fund to write another option on the underlying security with either a different exercise price or expiration date or both. The Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. The Fund may not, however, effect a closing purchase transaction with respect to an option after it has been notified of the exercise of such option.

     The Fund may dispose of an option which it has purchased by entering into a "closing sale transaction" with the writer of the option. A closing sale transaction terminates the obligation of the writer of the option and does not result in the ownership of an option. The Fund realizes a profit or loss from a closing sale transaction if the premium received from the transaction is more than or less than the cost of the option.

     The Fund will not write a call option if, as a result, the aggregate of the Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Fund's total assets. The Fund will not sell any call option if such sale would result in more than 10% of the Fund's assets being committed to call options written by the Fund which, at the time of sale by the Fund, have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Fund will at no time exceed 10% of the Fund's total assets.

     The Fund may write covered call options and purchase put or call options in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

     Options on Market Indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

     Through the purchase of listed index options, the Fund could achieve many of the same objectives as through the use of options on individual securities. Price movements in the Fund's portfolio securities probably will not correlate perfectly with movements in the level of the index and, therefore, the Fund would bear a risk of loss on index options purchased by it if favorable price movements of the hedged portfolio securities do not equal or exceed losses on the options or if adverse price movements of the hedged portfolio securities are greater than gains realized from the options.

     Warrants. The Fund may invest up to 10% of its total assets in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

     Foreign Securities. Investing in securities of non-United States companies which are generally denominated in foreign currencies involves certain considerations comprising both risk and opportunity not typically associated with investing in United States companies. These considerations include changes in exchange rates and exchange control regulation, political and social instability, expropriation, imposition of foreign taxes, less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges and brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Additional risks may be incurred in investing in particular countries. The Fund will not purchase a foreign security if such purchase at the time thereof would cause 25% or more of the value of the Fund's total assets to be invested in foreign securities.

     Restricted Securities. The Fund may invest in restricted securities and in other assets having no ready market if such purchases at the time thereof would not cause more than 10% of the value of the Fund's net assets to be invested in all such restricted or not readily marketable assets. This limitation does not apply to liquid restricted securities, such as those eligible for resale under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act or pursuant to Rules 144 or 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be valued in such manner as the Board of Directors of the Fund, in good faith, deems appropriate to reflect their fair market value.

     Lending of Portfolio Securities. The Fund may seek to increase income by lending portfolio securities. Under present regulatory policies, such loans are required to be secured continuously by collateral consisting of liquid assets maintained in an amount at least equal to the market value of the securities loaned. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. The Fund has the right to call such a loan and obtain the securities loaned or equivalent securities at any time on five days' notice. During the existence of a loan, the Fund will receive the income earned on investment of the collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. The aggregate value of the securities loaned by the Fund may not exceed 30% of the value of the Fund's total assets.

     Within this basic framework, the policy of the Fund is to invest in any company and industry and in any type of security which are believed to offer possibilities for capital appreciation. Investments may be made in well-known and established companies as well as in new and unseasoned companies. Since securities fluctuate in value due to general economic conditions, corporate earnings and many other factors, the shares of the Fund will increase or decrease in value accordingly, and there can be no assurance that the Fund will achieve its investment goal or be successful.

Fundamental Investment Policies
-------------------------------

     The following restrictions may not be changed without approval of a majority of the outstanding voting securities of the Fund, which means the vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares, whichever is less.

     To maintain portfolio diversification and reduce investment risk, as a matter of fundamental policy, the Fund may not:

          (i) with respect to 75% of its total assets, have such assets represented by other than: (a) cash and cash items, (b) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"), or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer;

          (ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 25% of the value of the Fund's total assets, or
(b) the Fund owns more than 25% of the outstanding securities of any one class of securities of such issuer;

          (iii) concentrate its investments in any one industry, but the Fund has reserved the right to invest up to 25% of its total assets in a particular industry;

          (iv) invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause 10% or more of the total assets of the Fund to be invested in the securities of such issuer or issuers;

          (v) make short sales of securities or maintain a short position or write put options;

          (vi) mortgage, pledge or hypothecate or otherwise encumber its assets, except as may be necessary in connection with permissible borrowings mentioned in investment restriction
(xiv) listed below;

          (vii) purchase the securities of any other investment company or investment trust, except when such purchase is part of a merger, consolidation or acquisition of assets;

          (viii) purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate) commodities or commodity contracts;

          (ix) purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;

          (x) participate on a joint or joint and several basis in any securities trading account;

          (xi) invest in companies for the purpose of exercising control;

          (xii) purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

          (xiii) make loans of its assets to any other person, which shall not be considered as including the purchase of a portion of an issue of publicly-distributed debt securities; except that the Fund may purchase non-publicly distributed securities subject to the limitations applicable to restricted or not readily marketable securities and except for the lending of portfolio securities as discussed under "Description of the Funds" in the Prospectus;

          (xiv) borrow money except for the short-term credits from banks referred to in paragraph (xii) above and except for temporary or emergency purposes and then only from banks and in an aggregate amount not exceeding 5% of the value of its total assets at the time any borrowing is made. Money borrowed by the Fund will be repaid before the Fund makes any additional investments;

          (xv) act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act (the Fund will not invest more than 10% of its net assets in aggregate in restricted securities and not readily marketable securities); or

          (xvi) purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund, and those employees of the Adviser, who each owns beneficially more than one-half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer.

     Whenever any investment policy or restriction states a minimum or maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation of this percentage limitation. In the event that the aggregate of restricted and not readily marketable securities exceeds 10% of the Fund's net assets, the management of the Fund will consider whether action should be taken to reduce the percentage of such securities.

     In connection with the qualification or registration of the Fund's shares for sale under the securities laws of certain states, the Fund has agreed, in addition to the foregoing investment restrictions, that it will not invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause more than 5% of the value of the Fund's total assets to be invested in the securities of such issuer or issuers. The Fund may not purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts, or readily marketable securities of companies which invest in real estate), commodities or commodity contracts. In addition, the Fund may not invest in mineral leases.

-----------------------------------------------------------------

                      MANAGEMENT OF THE FUND

-----------------------------------------------------------------

Adviser
-------

     Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

     Alliance is a leading global investment management firm supervising client accounts with assets as of June 30, 2002, totaling approximately $412 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

     Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ("ACMC"), a wholly-owned subsidiary of AXA Financial, Inc., a Delaware corporation ("AXA Financial"), is the general partner. ACMC is also the general partner of Alliance Capital Management Holding L.P. ("Alliance Holding"), which is a Delaware limited partnership whose equity interests are traded on the New York Stock Exchange, Inc. (the "Exchange"), in the form of units. As of June 30, 2002, Alliance Holding owned approximately 30% of the outstanding units of limited partnership interests in Alliance ("Alliance Units"). As of June 30, 2002, AXA Financial and certain of its wholly-owned subsidiaries and related entities owned approximately 52% of the Alliance Units. AXA Financial is the wholly-owned subsidiary of AXA, a company organized under the laws of France. AXA is the holding company for an international group of companies in the insurance, asset management and other financial services businesses. Based on information provided by AXA, on March 1, 2002, approximately 17.8% of the issued ordinary shares (representing 28.8% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of March 1, 2002, 69.5% of the shares (representing 79.5% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") and 22.2% of the shares of Finaxa (representing 13.7% of the voting power) were owned by Paribas, a French bank. On March 1, 2002, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.6% of the issued ordinary shares (representing 33.2% of the voting power) of AXA.

     The Adviser provides office space, investment advisory, administrative and clerical services, and order placement facilities for the Fund and pays all compensation of Directors and officers of the Fund who are affiliated persons of the Adviser.

     Under its Advisory Agreement, amended as of February 15, 2000, the Fund pays a quarterly fee to the Adviser, payable for the preceding quarter on the first business day of January, April, July and October, equal to the following percentages of the value of the Fund's aggregate net assets at the close of business on the last business day immediately preceding such payment date: 1/4 of 1.00% of the first $10 billion, 1/4 of .975% of the next $2.5 billion, 1/4 of .95% of the next $2.5 billion, 1/4 of .925% of the next $2.5 billion, 1/4 of .90% of the next $2.5 billion, 1/4 of .875% of the next $2.5 billion and 1/4 of ..85% of such assets in excess of $22.5 billion.

     The Adviser is, under the Advisory Agreement, responsible for any expenses incurred by the Fund in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing and mailing Fund prospectuses and other reports to shareholders and all expenses and fees related to proxy solicitations and registrations and filings with the Securities and Exchange Commission (the "Commission") and with state regulatory authorities).

     The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments therefor must be specifically approved by the Fund's Board of Directors. The Fund paid to the Adviser a total of $143,500 in respect of such services during the fiscal year of the Fund ended November 30, 2001.

     For the fiscal years ended November 30, 2001, 2000 and 1999, the Adviser received from the Fund advisory fees of $68,307,137, $115,593,671 and $52,868,775, respectively.

     The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's Directors, including the Directors who are not parties to the Advisory Agreement or "interested persons" as defined in the 1940 Act of any such party, at a meeting called for that purpose and held on October 22, 1991. At a meeting held on June 11, 1992, a majority of the outstanding voting securities of the Fund approved the Advisory Agreement.

     The Advisory Agreement continues in effect for successive twelve-month periods (computed from each January 1), provided that such continuance is specifically approved at least annually by the Directors of the Fund or by a majority vote of the holders of the outstanding voting securities of the Fund, and, in either case, by a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" as defined in the 1940 Act of any such party. Most recently, the Advisory Agreement was approved for another annual term by a vote, cast in person, of the Board of Directors, including a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party, at their Regular Meeting held on September 21, 2002.

     The Advisory Agreement is terminable without penalty on 60 days' written notice by a vote of the majority of the Fund's outstanding voting securities or by a vote of a majority of the Fund's Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction in regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

     Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

     The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to AFD Exchange Reserves, Alliance All-Asia Investment Fund, Inc., Alliance Americas Government Income Trust, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Disciplined Growth Fund, Inc., Alliance Dynamic Growth Fund, Inc., Alliance Emerging Market Debt Fund, Inc., Alliance Global Growth Trends Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance Growth and Income Fund, Inc., Alliance Health Care Fund, Inc., Alliance High Yield Fund, Inc., Alliance Institutional Funds, Inc., Alliance Institutional Reserves, Inc., Alliance International Premier Growth Fund, Inc., Alliance Mid-Cap Growth Fund. Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., Alliance Select Investor Series, Inc., Alliance Variable Products Series Fund, Inc., Alliance Worldwide Privatization Fund, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Disciplined Value Fund, Inc., AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., The Alliance Portfolios, The Korean Investment Fund, Inc., EQ Advisors Trust, Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc., all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Southern Africa Fund, Inc. and The Spain Fund, Inc., all registered closed-end investment companies.

Board of Directors Information
------------------------------

     The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                      PORTFOLIOS    OTHER
                                                      IN FUND       DIRECTOR-
NAME, ADDRESS,                                        COMPLEX       SHIPS
AGE OF DIRECTOR             PRINCIPAL OCCUPATION(S)   OVERSEEN BY   HELD BY
(YEARS OF SERVICE*)         DURING PAST 5 YEARS       DIRECTOR      DIRECTOR
-------------------------   -----------------------   -----------   ---------

INTERESTED DIRECTORS

John D. Carifa,** 57,       President, Chief          114           None
1345 Avenue of the          Operating Officer and a
  Americas,                 Director of ACMC, with
New York, NY  10105 (14)    which he has been
                            associated since prior
                            to 1997.

DISINTERESTED DIRECTORS

Robert C. Alexander,#+ 60,  President of Alexander &  1             None
38 East 29th Street,        Associates, Management
New York, NY 10016 (8)      Consultants, since prior
                            to 1997.

David H. Dievler,#+ 73,     Independent consultant.   98            None
P.O. Box 167,               Until December 1994,
Spring Lake, New Jersey     Senior Vice President of
07762 (12)                  ACMC responsible for
                            mutual fund
                            administration. Prior to
                            joining ACMC in 1984,
                            Chief Financial Officer
                            of Eberstadt Asset
                            Management since 1968.
                            Prior to that, Senior
                            Manager at Price
                            Waterhouse & Co. Member
                            of American Institute of
                            Certified Public
                            Accountants since 1953.

William H. Foulk, Jr.,      Investment Adviser and    110           None
#+ 70,                      an independent
2 Sound View Dr.,           consultant. Formerly
Suite 100,                  Senior Manager of
Greenwich, Connecticut      Barrett Associates,
06830                       Inc., a registered
(10)                        investment adviser, with
                            which he had been
                            associated since prior
                            to 1997. Formerly Deputy
                            Comptroller of the State
                            of New York and, prior
                            thereto, Chief
                            Investment Officer of
                            the New York Bank for
                            Savings.

D. James Guzy,#+ 66,        Chairman of the Board,    1             Intel
P.O. Box 128,               President and Chief                     Corporation;
Glenbrook, Nevada 89413     Executive Officer of SRC                Cirrus
(20)                        Computers, Inc., with                   Logic
                            which he has been                       Corporation;
                            associated prior to                     Novellus
                            1997. He is also                        Corporation;
                            President of Arbor                      Micro
                            Company (private family                 Component
                            investments). He is a                   Technology;
                            Director of Intel                       and
                            Corporation                             Davis
                            (semi-conductors),                      Selected
                            Cirrus Logic Corporation                Advisers
                            (semi-conductors),                      Group of
                            Novellus Corporation                    Mutual
                            (semi-conductor                         Funds.
                            equipment), Micro
                            Component Technology
                            (semi-conductor
                            equipment) and the Davis
                            Selected Advisers Groups
                            of Mutual Funds
                            (registered investment
                            companies).

Marshall C. Turner, Jr.,    Independent Consultant    1             DuPont
#+ 61,                      and technology venture                  Photomasks,
220 Montgomery Street,      investor. He is General                 Inc.
Penthouse 10,               Partner and co-founder
San Francisco, California   of Taylor & Turner
94104-3402                  Associates, Ltd.
(10)                        (venture capital
                            partnerships) since
                            prior to 1997. He is a
                            director of DuPont
                            Photomasks, Inc.
                            (semi-conductor
                            manufacturing services),
                            the George Lucas Educational
                            Foundation and the
                            Smithsonian Museum of
                            Natural History.

--------
*    There is no stated term of office for the Fund's Directors.
**   Mr. Carifa is an "interested person", as defined in the 1940
     Act, of the Fund because of an affiliation with Alliance.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.

     The Fund's Board of Directors has two standing committees of the Board -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met two times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies on the Board of Directors. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Directors. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.

     In approving the most recent annual continuance of the Fund's Advisory Agreement, the Directors considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Directors were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the disinterested directors meeting separately from the full Board with experienced counsel that is independent of the Adviser.

     The Directors' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund, as well as senior management's attention to any portfolio management issues, were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Directors also considered the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent auditors in periodic meetings with the Fund's Audit Committee.

     In reviewing the fees payable under the Advisory Agreement, the Directors compared the fees and overall expense levels of the Fund to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Directors also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Directors considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Directors took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions, and that the Advisory Agreement provides that the Fund reimburses the Adviser for the cost of providing certain administrative services. In evaluating the Fund's advisory fees, the Directors also took into account the demands, complexity and quality of the investment management of the Fund.

     The Directors also considered the business reputation of the Adviser and its financial resources. The Directors evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Directors also considered information concerning policies and procedures of the Adviser with respect to the execution of portfolio transactions.

     No single factor was considered in isolation or to be determinative to the decision of the Directors to approve continuance of the Advisory Agreement. Rather, the Directors concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

     The dollar range of the Fund's securities owned by each director and the aggregate dollar range of securities owned in the Alliance Fund Complex are set forth below.

                          DOLLAR RANGE         AGGREGATE DOLLAR
                          OF EQUITY            RANGE OF EQUITY
                          SECURITIES IN        SECURITIES IN THE
                          THE FUND AS OF       ALLIANCE FUND COMPLEX
                          DECEMBER 31, 2001    AS OF DECEMBER 31, 2001
                          -----------------    -----------------------

John D. Carifa            Over $100,000        Over $100,000
Robert C. Alexander       $10,001 - $50,000    $10,001 - $50,000
David H. Dievler          $10,001 - $50,000    Over $100,000
William H. Foulk, Jr.     $10,001 - $50,000    Over $100,000
D. James Guzy             $1 - $10,000         $1 - $10,000
Marshall C. Turner, Jr.   $50,001 - $100,000   Over $100,000

Officer Information
-------------------

Certain information concerning the Fund's officers is set forth below.

                              POSITION(S)
NAME AND ADDRESS,*            HELD             PRINCIPAL OCCUPATION
AND (AGE)                     WITH FUND        DURING PAST 5 YEARS
---------                     ---------        -------------------

John D. Carifa, (57)          Chairman and     See biography above.
                              President

Gerald T. Malone, (48)        Senior Vice      Senior Vice
                              President        President of ACMC,**
                                               with which he has
                                               been associated
                                               since prior to 1997.

Thomas J. Bardong, (57)       Vice President   Senior Vice
                                               President of ACMC,**
                                               with which he has
                                               been associated
                                               since prior to 1997.

Andrew J. Frank, (31)         Vice President   Vice President of
                                               ACMC,** with which
                                               he has been
                                               associated since
                                               prior to 1997.

Mark D. Gersten, (52)         Treasurer and    Senior Vice
                              Chief            President of AGIS,**
                              Financial        with which he has
                              Officer          been associated
                                               since prior to 1997.

Vincent S. Noto, (37)         Controller       Vice President of
                                               AGIS,** with which
                                               he has been
                                               associated since
                                               prior to 1997.

Edmund P. Bergan, Jr., (52)   Secretary        Senior Vice
                                               President and the
                                               General Counsel of
                                               Alliance Fund
                                               Distributors, Inc.
                                               ("AFD")** and
                                               AGIS,** with which
                                               he has been
                                               associated since
                                               prior to 1997.

Andrew L. Gangolf, (48)       Assistant        Senior Vice
                              Secretary        President and
                                               Assistant General
                                               Counsel of AFD,**
                                               with which he has
                                               been associated
                                               since prior to 1997.

Domenick Pugliese, (41)       Assistant        Senior Vice
                              Secretary        President and
                                               Assistant General
                                               Counsel of AFD,**
                                               with which he has
                                               been associated
                                               since prior to 1997.

--------
* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**   ACMC, AFD, and AGIS are affiliates of the Fund.

     The Fund does not pay, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended November 30, 2001, the aggregate compensation paid to each of the Directors during calendar year 2001 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex"), and the total number of registered investment companies in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Certain of the Directors are directors or trustees of one or more other registered investment companies in the Alliance Fund Complex.

                                                                   Total Number
                                                    Total Number   of Investment
                                                    of Investment  Portfolios
                                                    Companies in   within the
                                     Total          the Alliance   Alliance Fund
                                     Compensation   Fund Complex,  Complex,
                                     from the       Including the  Including the
                                     Alliance       Fund, as to    Fund, as to
                                     Fund           which the      which the
                     Aggregate       Complex,       Director is a  Director is a
                     Compensation    Including      Director or    Director or
Name of Director     from the Fund   the Fund       Trustee        Trustee
------------------   -------------   ------------   -------------  -------------

John D. Carifa          $0           $0             53             114
Robert C. Alexander     $20,850      $20,850         1               1
David H. Dievler        $20,350      $244,350       48              98
William H. Foulk, Jr.   $20,350      $249,400       49             110
D. James Guzy           $20,850      $20,850         1               1
Marshall C.
  Turner, Jr.           $20,850      $20,850         1               1


     As of October 4, 2002 the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

-----------------------------------------------------------------

                       EXPENSES OF THE FUND

-----------------------------------------------------------------

Distribution Services Agreement
-------------------------------

     The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter" or ("AFD")) to permit the Principal Underwriter to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class A, Class B and Class C shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan").

     During the Fund's fiscal year ended November 30, 2001, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $6,704,757 which constituted .30%, annualized, of the Fund's aggregate average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $5,524,060. Of the $12,228,817 paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class A shares, $202,547 was spent on advertising, $213,880 on the printing and mailing of prospectuses for persons other than current shareholders, $6,938,670 for compensation to broker-dealers and other financial intermediaries (including, $1,124,062 to the Fund's Principal Underwriter), $854,607 for compensation to sales personnel, $4,019,113 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

     During the Fund's fiscal year ended November 30, 2001, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $37,835,517 which constituted 1.00%, annualized, of the Fund's aggregate average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $-0-. Of the $37,835,517 paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class B shares, $200,729 was spent on advertising, $235,676 on the printing and mailing of prospectuses for persons other than current shareholders, $18,166,884 for compensation to broker-dealers and other financial intermediaries (including, $857,216 to the Fund's Principal Underwriter), $466,619 for compensation to sales personnel, $1,447,676 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, $7,749,493 was spent on interest on Class B shares financing, and $9,568,440 was used to offset the distribution service fee paid in prior years.

     During the Fund's fiscal year ended November 30, 2001, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $10,121,404, which constituted 1.00%, annualized, of the Fund's Aggregate average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $187,439. Of the $10,308,843 paid by the Fund and the Adviser under the Rule 12b-1 Plan with respect to the Class C shares, $72,132 was spent on advertising, $83,466 on the printing and mailing of prospectuses for persons other than current shareholders, $9,374,481 for compensation to broker-dealers and other financial intermediaries (including, $313,790 to the Fund's Principal Underwriter), $175,839 for compensation to sales personnel, $529,653 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $73,272 was spent on interest on Class C shares financing.

     Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fees on the Class B shares and Class C shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and distribution services fee provide for the financing of the distribution of the relevant class of the Fund's shares.

     With respect to Class A shares of the Fund, distribution expenses accrued by AFD in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. AFD's compensation with respect to Class B and Class C shares for any given year, however, will probably exceed the distribution services fee payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments received from contingent deferred sales charges ("CDSCs"). The excess will be carried forward by AFD and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.

     Unreimbursed distribution expenses incurred as of the end of the Fund's most recently completed fiscal period, and carried over for reimbursement in future years in respect of the Class B and Class C shares for the Fund were, respectively, $101,980,006 (3.30% of the net assets of Class B) and $6,706,677 (.80% of the net assets of Class C).

     The Rule 12b-1 Plan is in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to ..75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

     In approving the 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

     The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     The Agreement will continue in effect for successive twelve-month periods (computed from each October 1), provided, however, that such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or "interested persons," as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. Most recently, the Agreement was approved for another annual term by a vote, cast in person, of the Board of Directors, including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, at their Regular Meeting held on September 21, 2002.

     In the event that the Rule 12b-1 Plan is terminated or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and
(ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

Transfer Agency Agreement
-------------------------

     AGIS, an indirect wholly-owned subsidiary of the Adviser located at 500 Plaza Drive, Secaucus, New Jersey 07094, receives a transfer agency fee per account holder of each of the Class A, Class B, Class C and Advisor Class shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B shares and Class C shares is higher than the transfer agency fee with respect to the Class A shares and Advisor Class shares, reflecting the additional costs associated with the Class B and Class C contingent deferred sales charges. For the fiscal year ended November 30, 2001, the Fund paid AGIS $14,782,886 pursuant to the Transfer Agency Agreement.

Code of Ethics
--------------

     The Fund, the Adviser and the Principal Underwriter have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940
Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

-----------------------------------------------------------------

                        PURCHASE OF SHARES

-----------------------------------------------------------------

     The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares
-- How to Buy Shares."

General
-------

     Shares of the Fund are offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase ("Class A shares"), with a contingent deferred sales charge ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any contingent deferred sales charge ("Class C shares"), or, to investors eligible to purchase Advisor Class shares, without any initial, contingent deferred or asset-based sales charge, in each case as described below. Shares of the Fund that are offered subject to a sales charge are offered through
(i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents") and (iii) the Principal Underwriter.

     Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least 1,000 participants or $25 million in assets, (iii) by "qualified state tuition programs" (within the meaning of section 529 of the Code) approved by AFD, (iv) by the categories of investors described in clauses (i) through (iv) below under "--Sales at Net Asset Value" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares), or (v) by directors and present or retired full-time employees of CB Richard Ellis, Inc. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by the Principal Underwriter for investment in Advisor Class shares.

     Investors may purchase shares of the Fund either through selected broker-dealers, agents, financial intermediaries or other financial representatives or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling Class A, Class B, Class C or Advisor Class shares.

     The Fund may refuse any order for the purchase of shares.
The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

     The public offering price of shares of the Fund is their net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as shown in the table below under "Class A Shares." On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Charter and By-Laws as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

     The respective per share net asset values of the Class A, Class B, Class C and Advisor Class shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset values of the Class A and Advisor Class shares as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes of shares. Even under those circumstances, the per share net asset values of the four classes eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

     The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through selected dealers, agents or financial representatives, as applicable, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer, agent or financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The selected dealer, agent or financial representative, as applicable, is responsible for transmitting such orders by 5:00 p.m. Eastern time. (Certain selected dealers, agents or financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the selected dealer, agent or financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer, agent or financial representative, as applicable. If the selected dealer, agent or financial representative, as applicable, receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

     Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 3:00 p.m. Eastern time on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 3:00 p.m. Eastern Time are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

     Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, stock certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized selected dealer or agent. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

     In addition to the discount or commission paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel taken by persons associated with a dealer or agent to locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

     Class A, Class B, Class C and Advisor Class shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or contingent deferred sales charge, when applicable) and Class B and Class C shares bear the expense of the contingent deferred sales charge, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than those borne by Class A shares, and Advisor Class shares do not bear such a fee, (iii) Class B and Class C shares bear higher transfer agency costs than that borne by Class A and Advisor Class shares, (iv) each of Class A, Class B and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B shareholders and Advisor Class shareholders and the Class A, Class B and Advisor Class shareholders will vote separately by class, and (v) Class B shares and Advisor Class shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

     The Directors of the Fund have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Advisor Class shares. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Retail Purchase Arrangements -- Class A, Class B and
Class C Shares(1)
----------------------------------------------------------------

--------
(1) Advisor Class shares are sold only to investors described above in this section under "--General."

     The alternative purchase arrangements available with respect to Class A, Class B and Class C shares permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and contingent deferred sales charge on Class B shares prior to conversion, or the accumulated distribution services fee and contingent deferred sales charge on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain retirement plans and certain employee benefit plans) for more than $250,000 for Class B shares. Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at net asset value. (See Appendix A for information concerning the eligibility of certain employee benefit plans to purchase Class B shares at net asset value without being subject to a contingent deferred sales charge and the ineligibility of certain such plans to purchase Class A shares.) For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

     Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

     Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and, being subject to a contingent deferred sales charge for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

     Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

     During the Fund's fiscal years ended November 30, 2001, 2000 and 1999, the aggregate amounts of underwriting commission payable with respect to shares of the Fund were $10,082,412, $47,460,551 and $28,263,335, respectively. Of that amount, the Principal Underwriter, received the amounts of $680,353, $2,201,557 and $1,410,619, respectively, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was, accordingly, retained by the Principal Underwriter). During the Fund's fiscal years ended in 2001, 2000 and 1999, the Principal Underwriter received contingent deferred sales charges of $196,686, $140,044 and $39,709, respectively, on Class A
Shares, $7,071,499, $7,228,499 and $3,373,129, respectively, on
Class B Shares and $294,116, $564,302 and $211,340, respectively, on Class C Shares.

Class A Shares
--------------

     The public offering price of Class A shares is the net asset value plus a sales charge, as set forth below.

                           Sales Charge
                           ------------

                                                      Discount or
                                                      Commission
                                           As % of    to Dealers
                              As % of      the        or Agents
                              Net          Public     As % of
Amount of                     Amount       Offering   Offering
Purchase                      Invested     Price      Price
--------                      --------     -----      -----

Less than
 $100,000                     4.44%        4.25%      4.00%
$100,000 but less
 than $250,000                3.36         3.25       3.00
$250,000 but less
 than $500,000                2.30         2.25       2.00
$500,000 but less
 than $1,000,000*             1.78         1.75       1.50

--------
* There is no initial sales charge on transactions of $1,000,000 or more.

     With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under "--Class B shares." In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers and agents for selling Class A shares. With respect to purchases of $1,000,000 or more made through selected dealers or agents, the Adviser may, pursuant to the Distribution Services Agreement described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

     No initial sales charge is imposed on Class A shares issued
(i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "Alliance Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AFD Exchange Reserves ("AFDER") that were purchased for cash without the payment of an initial sales charge and without being subject to a contingent deferred sales charge or (iii) upon the automatic conversion of Class B shares or Advisor Class shares as described below under "--Class B Shares-- Conversion Feature" and "--Conversion of Advisor Class Shares to Class A Shares." The Fund receives the entire net asset value of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

     Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay (i) no initial sales charge (but be subject in most such cases to a contingent deferred sales charge) or (ii) a reduced initial sales charge. The circumstances under which investors may pay a reduced initial sales charge are described below.

     Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions indicated in the schedule of such charges above by combining purchases of shares of the Fund into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares of the Fund for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any other "Alliance Mutual Fund." Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Americas Government Income Trust, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -Quality Bond Portfolio
  -U.S. Government Portfolio
Alliance Emerging Market Debt Fund, Inc.
Alliance Global Small Cap Fund, Inc.
Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance Health Care Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance International Premier Growth Fund, Inc.
Alliance Mid-Cap Growth Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Select Investor Series, Inc.
  -Biotechnology Portfolio
  -Premier Portfolio
  -Small Cap Growth Portfolio
  -Technology Portfolio
Alliance Technology Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
AllianceBernstein Blended Style Series, Inc.
  -U.S. Large Cap Portfolio
AllianceBernstein Disciplined Value Fund, Inc.
AllianceBernstein Real Estate Investment Fund, Inc.
AllianceBernstein Trust
  -AllianceBernstein Global Value Fund
  -AllianceBernstein International Value Fund
  -AllianceBernstein Small Cap Value Fund
  -AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
The Alliance Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
The Korean Investment Fund, Inc.
Sanford C. Bernstein Fund, Inc.
  -U.S. Government Short Duration Portfolio
  -Short Duration Plus Portfolio
  -Intermediate Duration Portfolio
  -Short Duration New York Municipal Portfolio
  -Short Duration California Municipal Portfolio
  -Short Duration Diversified Municipal Portfolio
  -New York Municipal Portfolio
  -California Municipal Portfolio
  -Diversified Municipal Portfolio
  -Tax-Managed International Value Portfolio
  -International Value II Portfolio
  -Emerging Markets Value Portfolio
Sanford C. Bernstein Fund II, Inc.
  -Bernstein Intermediate Duration Institutional Portfolio

     Prospectuses for the Alliance Mutual Funds may be obtained without charge by contacting AGIS at the address or the "For
Literature" telephone number shown on the front cover of this SAI.

     Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of the Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

          (i) the investor's current purchase;

          (ii) the net asset value (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares of any other Alliance Mutual Fund held by the investor; and

          (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single
"purchase" (see above).

     For example, if an investor owned shares of an Alliance Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

     To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Principal Underwriter with sufficient information to verify that each purchase qualifies for the privilege or discount.

     Statement of Intention. Class A investors may also obtain the reduced sales charges shown in the table above by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B, Class C and/or Advisor Class shares) of the Fund or any other Alliance Mutual Fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of the Fund or any other Alliance Mutual Fund made not more than 90 days prior to the date that the investor signs the Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

     Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Alliance Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will be necessary to invest only a total of $60,000 during the following 13 months in shares of the Fund or any other Alliance Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

     The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in the sales charge will be used to purchase additional shares of the Fund subject to the rate of the sales charge applicable to the actual amount of the aggregate purchases.

     Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting AGIS at the address or telephone numbers shown on the cover of this SAI.

     Certain Retirement Plans. Multiple participant payroll deduction retirement plans may also purchase shares of the Fund or any other Alliance Mutual Fund at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The sales charge applicable to such initial purchase of shares of the Fund will be that normally applicable, under the schedule of the sales charges set forth in this SAI, to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under such schedule, to an investment equal to the sum of (i) the total purchase previously made during the 13-month period and (ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted on the basis of later purchases.

     Reinstatement Privilege. A shareholder who has caused any or all of his or her Class A or Class B shares of the Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date and (ii) for Class B shares, a contingent deferred sales charge has been paid and the Principal Underwriter has approved, at its discretion, the reinvestment of such shares. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this SAI.

     Sales at Net Asset Value. The Fund may sell its Class A shares at net asset value (i.e., without an initial sales charge) and without a contingent deferred sales charge to certain categories of investors including: (i) investment management clients of the Adviser (other than the Adviser's Bernstein unit) or its affiliates; (ii) officers and present or former Directors of the Fund; present or former directors and trustees of other investment companies managed by the Adviser; present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, the Principal Underwriter, AGIS and their affiliates; officers and directors of ACMC, the Principal Underwriter, AGIS and their affiliates; officers, directors and present full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);
(iii) the Adviser, the Principal Underwriter, AGIS and their affiliates; and certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates; (iv) registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their services and who purchase shares through a broker or agent approved by the Principal Underwriter and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent; (v) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, pursuant to which such persons pay an asset-based fee to such broker-dealer or financial intermediary, or its affiliate or agent, for service in the nature of investment advisory or administrative services; (vi) employer-sponsored qualified pension or profit-sharing plans (including
Section 401(k) plans), employer-sponsored nonqualified deferred compensation plans, custodial accounts maintained pursuant to
Section 403(b)(7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Principal Underwriter; (vii) a unit investment trust organized and sponsored by Prudential Securities Incorporated, the portfolio of which consists of Class A shares of the Fund and stripped U.S. Treasury issued notes or bonds bearing no current interest (the "Trust"); and (vii) unit holders of the Trust investing the proceeds of cash distributions from the Trust under circumstances described in the prospectus of the Trust, including distributions upon the termination of the Trust provided that the proceeds of such termination are invested in the Fund within 30 days of such termination and that the Fund's principal underwriter is provided with evidence that establishes to the Fund's satisfaction that the investment in the Fund is being made exclusively from the proceeds from such distribution.

Class B Shares
--------------

     Investors may purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

     Proceeds from the contingent deferred sales charge on Class B shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

     Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

     To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase, as set forth below).

     The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                              Contingent Deferred
                              Sales Charge as a %
                              of Dollar Amount
Year Since Purchase           Subject to Charge
-------------------           -----------------

First                                4.0%
Second                               3 0%
Third                                2.0%
Fourth                               1.0%
Fifth and thereafter                 None

     In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the Alliance Mutual Fund originally purchased by the shareholder.

     The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative or by the estate of any such person or relative, or (iv) pursuant to a systematic withdrawal plan (see "Shareholder Services--Systematic Withdrawal Plan" below).

     Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of such shares.

     For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

     The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

Class C Shares
--------------

     Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial or contingent deferred sales charge, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

     Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under "--Class B shares." In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for [6~example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

     Proceeds from the contingent deferred sales charge are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares and Advisor Class shares.

     The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to a systematic withdrawal plan (see "Shareholder Services - Systematic Withdrawal Plan" below), or
(v) sold through programs offered by financial intermediaries and approved by AFD where such programs offer only shares which are not subject to a contingent deferred sales charge and where the financial intermediary establishes a single omnibus account for each Fund.

Conversion of Advisor Class Shares to Class A Shares
----------------------------------------------------

     Advisor Class shares may be held solely through the fee-based program accounts, employee benefit plans, qualified state tuition programs and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--General," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or
(ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Advisor Class Prospectus and this SAI (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The Fund will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee. Advisor Class Shares do not have any distribution services fee. As a result, Class A shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower net asset value than Advisor Class shares.

     The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his or her Advisor Class shares, which would constitute a taxable event under federal income tax law.

-----------------------------------------------------------------

               REDEMPTION AND REPURCHASE OF SHARES

-----------------------------------------------------------------

     The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--How to Sell Shares." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Redemption
----------

     Subject only to the limitations described below, the Fund's Charter requires that the Fund redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. Except for any contingent deferred sales charge which may be applicable to Class A, Class B or Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

     The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

     Payment of the redemption price normally will be made in cash. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the contingent deferred sales charge, if any. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gain (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

     To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

     To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

     Telephone Redemption by Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by Electronic Funds Transfer (of shares for which no stock certificates have been issued) by telephone at 800-221-5672 if the shareholder has completed the appropriate portion of the Subscription Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from AGIS. A telephone redemption request by electronic funds transfer may not exceed $100,000 (except for certain omnibus accounts), and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

     Telephone Redemption by Check. Each Fund shareholder is eligible to request redemption by check of Fund shares for which no stock certificates have been issued by telephone at 800-221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to AGIS, or by checking the appropriate box on the Subscription Application found in the Prospectus.

     Telephone Redemptions -- General. During periods of drastic economic or market developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Fund nor the Adviser, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonable believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Repurchase
----------

     The Fund may repurchase shares through the Principal Underwriter, selected financial intermediaries or selected dealers or agents. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the contingent deferred sales charge, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary or selected dealer or agent is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time. (Certain selected dealers, agents or financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the financial intermediary or selected dealer or agent fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and the dealer or agent. A shareholder may offer shares of the Fund to the Principal Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the contingent deferred sales charge, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary or selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General
-------

     The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No contingent deferred sales charge will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

-----------------------------------------------------------------

                       SHAREHOLDER SERVICES

-----------------------------------------------------------------

     The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares." The shareholder services set forth below are applicable to Class A, Class B, Class C and Advisor Class shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Automatic Investment Program
----------------------------

     Investors may purchase shares of the Fund through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact AGIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

Exchange Privilege
------------------

     You may exchange your investment in the Fund for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by the Adviser). In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any Alliance Mutual Fund and (iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, AGIS and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by AGIS by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

     Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

     Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. Call AGIS at 800-221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.

     All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Alliance Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus, or
(ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of Alliance Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

     Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless AGIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

     Eligible shareholders desiring to make an exchange should telephone AGIS with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI.

     A shareholder may elect to initiate a monthly "Auto
Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

     None of the Alliance Mutual Funds, the Adviser, the Principal Underwriter or AGIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable, may charge a commission for handling telephone requests for exchanges.

     The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans
----------------

     The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Fund has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact AGIS at the "For Literature" telephone number on the cover of this SAI, or write to:

               Alliance Global Investor Services, Inc.
               Retirement Plans
               P.O. Box 1520
               Secaucus, New Jersey 07096-1520

     Individual Retirement Account ("IRA"). Individuals who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Taxation of the income and gains paid to an IRA by the Fund is deferred until distribution from the IRA. An individual's eligible contribution to an IRA will be deductible if neither the individual nor his or her spouse is an active participant in an employer-sponsored retirement plan. If the individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual's contributions to an IRA may be deductible, in whole or in part, depending on the amount of the adjusted gross income of the individual and his or her spouse.

     Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

     If the aggregate net asset value of shares of the Alliance Mutual Funds held by a qualified plan reaches $1 million on or before December 15 in any year, all Class B or Class C shares of the Fund held by the plan can be exchanged, at the plan's request, without any sales charge, for Class A shares of the Fund.

     Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

     403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

     The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable, which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to AGIS as compensation for its services to the retirement plan accounts maintained with the Fund.

     Distributions from retirement plans are subject to certain
Code requirements in addition to normal redemption procedures.
For additional information please contact AGIS.

Dividend Reinvestment Program
-----------------------------

     Shareholders may elect to have all income and capital gains distributions from their account be paid to them in the form of additional shares of the same class of the Fund pursuant to the Fund's Dividend Reinvestment Program. No initial or contingent deferred sales charge will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Subscription Application. Current shareholders should contact AGIS to participate in the Dividend Reinvestment Program.

     In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

Dividend Direction Plan
-----------------------

     A shareholder who already maintains, in addition to his or her Class A, Class B, Class C or Advisor Class Fund account, a Class A, Class B, Class C or Advisor Class account with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains paid on his or her Class A, Class B, Class C or Advisor Class Fund shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of such other Alliance Mutual Fund(s). Further information can be obtained by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact AGIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

     General. Any shareholder who owns or purchases shares of the Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

     Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below, any applicable contingent deferred sales charge. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

     Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

     Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus, while current Fund shareholders desiring to do so can obtain an application form by contacting AGIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

     CDSC Waiver for Class B Shares and Class C Shares. Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any contingent deferred sales charge.

     Class B shares that are not subject to a contingent deferred sales charge (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable contingent deferred sales charge.

     With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable contingent deferred sales charge.

Statements and Reports
----------------------

     Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent auditors, Ernst & Young LLP, as well as a confirmation of each purchase and redemption. By contacting his or her broker or AGIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

-----------------------------------------------------------------

                         NET ASSET VALUE

-----------------------------------------------------------------

     The per share net asset value is computed in accordance with the Fund's Charter and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

     In accordance with applicable rules under the 1940 Act, portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Directors. The Board of Directors has delegated to the Adviser certain of the Board's duties with respect to the following procedures. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other United States national securities exchanges or traded on The Nasdaq Stock Market, Inc. are valued in like manner. Portfolio securities traded on the Exchange and on one or more foreign or other national securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more foreign or other national securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

     Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market, and securities listed on a U.S. national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices as reported by Nasdaq or, in the case of securities not quoted by Nasdaq, the National Quotation Bureau or other comparable sources.

     Listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

     U.S. Government Securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Directors determines that this method does not represent fair value).

     Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

     All other assets of the Fund are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors.

     Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

     The Board of Directors may suspend the determination of the Fund's net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

     For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

     The assets attributable to the Class A shares, Class B shares, Class C shares and Advisor Class shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

-----------------------------------------------------------------

                DIVIDENDS, DISTRIBUTIONS AND TAXES

-----------------------------------------------------------------

     Dividends paid by the Fund, if any, with respect to Class A, Class B, Class C and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fee applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

United States Federal Income Taxation of Dividends and
Distributions
------------------------------------------------------

General
-------

     The Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. Such qualification relieves the Fund of federal income tax liability on the part of its investment company taxable income and net realized capital gains which it timely distributes to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify to be taxed as a "regulated investment company."

     The information set forth in the Prospectus and the following discussion relate solely to the significant United States federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies to be taxed as a regulated investment company. Investors should consult their own tax counsel with respect to the specific tax consequences of their being shareholders of the Fund, including the effect and applicability of federal, state and local tax laws to their own particular situation and the possible effects of changes therein.

     It is the present policy of the Fund to distribute to shareholders all net investment income and to distribute realized capital gains. However, there is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The amount of any dividend or distribution paid on shares of the Fund must necessarily depend upon the realization of income and capital gains from the Fund's investments.

     The Fund intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. The Fund will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year an amount equal to at least the sum of (i) 98% of its ordinary income for the calendar year,
(ii) 98% of its capital gain net income and foreign currency gains for the twelve months ended November 30 of such year, and
(iii) any ordinary income or capital gains from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund by year-end. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be taxable to these shareholders for the year declared, and not for the subsequent calendar year in which the shareholders actually receive the dividend.

     Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. In view of the Fund's investment policies, it is expected that dividends from domestic corporations will be a significant part of the Fund's gross income and, accordingly, that a significant part of the Fund's dividends will be eligible for the dividends-received deduction; however, this is largely dependent on the Fund's investment activities, and accordingly cannot be predicted with certainty. The amount of such dividends eligible for the dividends-received deduction is limited to the amount of qualifying dividends from domestic corporations received by the Fund during the fiscal year. Under provisions of the tax law a corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund on the ex-dividend date and for at least 45 other days during the 90-day period beginning 45 days prior to the ex-dividend date. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, provisions of the tax law disallow the dividends-received deduction to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

     Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund. Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

     Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund or another Alliance
Mutual Fund.

     A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

     The Fund generally will be required to withhold tax at the rate of 30% with respect to distributions payable to a non-corporate shareholder unless the shareholder certifies on his subscription application that the social security or taxpayer identification number provided is correct and that the shareholder has not been notified by the Internal Revenue Service that he is subject to backup withholding.

     The foregoing discussion relates only to U.S. federal income tax law as it affects shareholders who are U.S. citizens or residents or U.S. corporations. The effects of federal income tax law on shareholders who are non-resident aliens or foreign corporations may be substantially different. Foreign investors should consult their counsel for further information as to the U.S. tax consequences of receipt of income from the Fund.

United States Federal Income Taxation of the Fund
-------------------------------------------------

     The following discussion relates to certain significant United States federal income tax consequences to the Fund with respect to the determination of its "investment company taxable income" each year. This discussion assumes that the Fund will be taxed as a regulated investment company for each of its taxable years.

     Options. Certain listed nonequity options are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

     With respect to equity options, gain or loss realized by the Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such options. However, gain or loss realized upon the lapse or closing out of such options that are written by the Fund will be treated as short-term capital gain or loss. In general, if the Fund exercises an option, or if an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

     Tax Straddles. Any option or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund, all of the offsetting positions of which consist of section 1256 contracts.

-----------------------------------------------------------------

                      PORTFOLIO TRANSACTIONS

-----------------------------------------------------------------

     Subject to the general supervision of the Board of Directors of the Fund, the Adviser makes the Fund's portfolio decisions and determines the broker to be used in specific transactions with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). Consistent with the objective of obtaining best execution, the Fund may use brokers and dealers who supply investment information to the Adviser.

     Neither the Fund nor the Adviser entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research or statistical services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

     The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research and statistical services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts but not all such services may be used by the Adviser in connection with the Fund. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

     The Fund may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, from a dealer which is not a member of the Exchange on which a security is listed. Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

     The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers to execute portfolio transactions for the Fund.

     The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., LLC ("SCB & Co."), an affiliate of the Adviser. In such instances the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. is an affiliate of the Adviser. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

     During the fiscal years ended November 30, 2001, 2000 and 1999, the Fund incurred brokerage commissions amounting in the aggregate of $5,613,921, $7,071,273 and $4,304,433, respectively.
During the fiscal years ended November 30, 2001, 2000 and 1999, brokerage commissions amounting in the aggregate of $317,947, $130,140 and $9,348, respectively, were paid to SCB & Co. During the fiscal year ended November 30, 2001, the brokerage commissions paid to SCB & Co. constituted 5.66% of the Fund's aggregate brokerage commissions. During the fiscal year ended November 30, 2001, of the Fund's aggregate dollar amount of the brokerage transactions involving the payment of commissions, 0% were effected through SCB & Co. During the fiscal year ended November 30, 2001, transactions in portfolio securities of the Fund aggregating $7,468,504,455, with associated brokerage commissions of approximately $2,057,437 were allocated to persons or firms supplying research services to the Fund or the Adviser.

-----------------------------------------------------------------

                       GENERAL INFORMATION

-----------------------------------------------------------------

Capitalization
--------------

     The Fund is a Maryland corporation organized in 1980. The authorized capital stock of the Fund consists of 3,000,000,000 shares of Class A Common Stock, 3,000,000,000 shares of Class B Common Stock, 3,000,000,000 shares of Class C Common Stock and 3,000,000,000 shares of Advisor Class Common Stock, each having a par value of $.01 per share. All shares of the Fund when duly issued will be fully paid and non-assessable.

     The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Board may create additional series of shares in the future, for reasons such as the desire to establish one or more additional portfolios of the Fund with different investment objectives, policies or restrictions. Any issuance of shares of another series would be governed by the 1940 Act and the laws of the State of Maryland. If shares of another series were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series for the election of directors and on any other matter that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as separate series.

     It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

     A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund, and additional classes of shares within the Fund. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Class A, B, C and Advisor Class shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares of the Fund bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

     At the close of business on October 4, 2002, there were 77,943,664 shares of common stock of the Fund outstanding, including 25,811,709 Class A shares, 39,737,498 Class B shares, 10,481,799 Class C shares and 1,912,658 Advisor Class shares. To the knowledge of the Fund the following persons owned of record or beneficially 5% or more of a class of the outstanding shares of the Fund as of October 4, 2002.

                                     No. of Shares
Name and Address                     of Class          % of Class
----------------                     -------------     ----------

MLPF&S For the Sole Benefit of       2,695,171         10.44%
  Its Customers
Attn: Fund Administration (97091)
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484

Class B
-------

Salomon Smith Barney                 4,802,749         12.09%
House Account
Attn: Cindy Tempesta
333 W. 34th Street, Floor 3
New York, NY  10001-2483


MLPF&S For the Sole Benefit of       5,105,141         12.85%
  Its Customers
Attn: Fund Administration (97BG6)
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484


Dean Witter Reynolds                 2,517,971         6.34%
Attn MF Operations
2 Harborside Plaza 2nd Fl
Jersey City, NJ 07311

Class C
-------

Salomon Smith Barney                 1,643,506         15.68%
House Account
Attn: Cindy Tempesta
333 W. 34th Street, Floor 3
New York, NY  10001-2483


MLPF&S For the Sole Benefit of       2,348,979         22.41%
  Its Customers
Attn: Fund Administration (97BF7)
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6484

Advisor Class
-------------

Merrill Lynch                        538,333           28.15%
Attn: Fund Admin. (97LS9)
4800 Deer Lake Drive East
2nd Floor
Jacksonville, FL  32246-6486


Trust for Profit Sharing Pl.         332,270           17.37%
for Employees of Alliance
Capital Management L.P. Plan F
Attn:  Jill Smith 32nd Floor
1345 Avenue of the Americas
New York, NY  10105-0302


Collegebound Fund                    426,448           22.30%
CBF-Aggressive Growth Portfolio
529 Plan
500 Plaza Drive
Secaucus, NJ 07094


Prudential Securities Inc. FBO       143,805           7.52%
Prudential Retirement Services
Nominee For Trustee PL W68700
Prudential Securities Incorp.
P.O. Box 15040
New Brunswick, NJ 08906-5040

Custodian
---------

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, will act as the Fund's Custodian for the assets of the Fund but plays no part in deciding on the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, State Street Bank and Trust Company may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter
---------------------

     AFD, an indirect wholly-owned subsidiary of Alliance, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Agreement, the Fund has agreed to indemnify the distributors, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

     Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Seward & Kissel
LLP, New York, New York.

Independent Auditors
--------------------

     Ernst & Young LLP, 5 Times Square, New York, New York,
10036, has been selected as independent auditors for the Fund.

Performance Information
-----------------------

     From time to time the Fund advertises its "average annual total return", "average annual total return (after taxes on distributions)" and "average annual total return (after taxes on distributions and redemptions)" (referred to below as "total return" and "after-tax returns"). Computed separately for each class, the Fund's total return and after-tax returns are the average annual compounded rate of return for its most recently completed one, five and ten-year periods (or the period since the Fund's inception). Total return and after-tax returns are computed by finding, through the use of formulae prescribed by the Commission, the rate of return over the periods that would equate an assumed initial amount invested to the value of the investment at the end of the period. For the purposes of computing total return and after-tax returns, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. After-tax returns are an estimate that is based on the highest historical individual federal marginal income tax rates and do not reflect the effect of state and local taxes.

     Since different classes may have first been sold on different dates ("Actual Inception Dates"), in some cases this can result in return information being presented for a class for periods prior to its Actual Inception Date. Where return information is presented for periods prior to the Actual Inception Date of a Class (a "Younger Class"), such information is calculated by using the historical performance of the class with the earliest Actual Inception Date (the "Oldest Class"). For this purpose, the Fund calculates the difference in total annual fund operating expenses (as a percentage of average net assets) between the Younger Class and the Oldest Class, divides the difference by 12, and subtracts the result from the monthly performance at net asset value (including reinvestment of all dividends and distributions) of the Oldest Class for each month prior to the Younger Class's Actual Inception Date for which performance information is to be shown. The resulting "pro forma" monthly performance information is used to calculate the Younger Class's average annual returns for these periods. Any conversion feature applicable to the Younger Class is assumed to occur in accordance with the Actual Inception Date for that class, not its hypothetical inception date.

     Returns shown in the table, for the one-, five- and ten-year periods ended May 31, 2002 (or since inception through that date, as noted), reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class
B shares to Class A shares after the applicable period.


                               Year       Five Years   Ten Years
                               ended      ended        ended
                               5/31/02    5/31/02      5/31/02
                               -------    -------      ----------
Class A   Return
          Before Taxes         (33.97)%   3.88%         15.26%

          Return After Taxes
          on Distributions     (33.97)%   3.04%         13.18%

          Return After Taxes
          on Distributions
          and Sale of
          Fund Shares          (20.86)%   3.32%         12.36%

Class B   Return
          Before Taxes         (34.29)%   4.03%         14.69%*

Class C   Return
          Before Taxes         (32.22)%   4.02%         14.58%*

Advisor
 Class    Return
          Before Taxes         (30.82)%   5.10%          6.16%*

*  Inception dates:   Class B shares: May 3, 1993
                      Class C shares: May 3, 1993
                      Advisor Class shares: October 2, 1996

     The Fund's returns are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in the Fund's portfolio and the Fund's expenses. Total return and after-tax return information is useful in reviewing the Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed return for a stated period of time. An investor's principal invested in the Fund is not fixed and will fluctuate in response to prevailing market conditions.

     Advertisements quoting performance rankings of the Fund as measured by financial publications or by independent organizations such as Lipper, Inc. ("Lipper") and Morningstar, Inc., and advertisements presenting the historical record of payments of income dividends may from time to time be sent to investors or placed in newspapers or magazines such as The New York Times, The Wall Street Journal, Barron's, Business Week, Changing Times, Fortune, Forbes, Money Magazine, or other media on behalf of the Fund. The Fund is included in Lipper rankings under the category "Science and Technology."

Additional Information
----------------------

     Shareholder inquiries may be directed to the shareholder's broker or to AGIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

-----------------------------------------------------------------

     FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS

-----------------------------------------------------------------

     The financial statements of the Fund dated November 30, 2001 and the report of Ernst & Young LLP, independent auditors, are incorporated herein by reference to its annual report. The financial statements of the Fund dated May 31, 2002 are incorporated herein by reference to the semi-annual report. These filings were made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The annual report and the semi-annual report were filed on February 6, 2002 and August 2, 2002, respectively. They are available without charge upon request by calling AGIS at (800) 227-4618.

-----------------------------------------------------------------

                           APPENDIX A:

                  CERTAIN EMPLOYEE BENEFIT PLANS

-----------------------------------------------------------------

     Employee benefit plans described below which are intended to be tax-qualified under section 401(a) of the Internal Revenue Code of 1986, as amended ("Tax Qualified Plans"), for which Merrill Lynch, Pierce, Fenner & Smith Incorporated or an affiliate thereof ("Merrill Lynch") is recordkeeper (or with respect to which recordkeeping services are provided pursuant to certain arrangements as described in paragraph (ii) below) ("Merrill Lynch Plans") are subject to specific requirements as to the Fund shares which they may purchase. Notwithstanding anything to the contrary contained elsewhere in this Statement of Additional Information, the following Merrill Lynch Plans are not eligible to purchase Class A shares and are eligible to purchase Class B shares of the Fund at net asset value without being subject to a contingent deferred sales charge:

(i) Plans for which Merrill Lynch is the recordkeeper on a daily valuation basis, if when the plan is established as an active plan on Merrill Lynch's recordkeeping system:

     (a) the plan is one which is not already investing in shares of mutual funds or interests in other commingled investment vehicles of which Merrill Lynch Asset Management, L.P. is investment adviser or manager ("MLAM Funds"), and either (A) the aggregate assets of the plan are less than $3 million or (B) the total of the sum of (x) the employees eligible to participate in the plan and (y) those persons, not including any such employees, for whom a plan account having a balance therein is maintained, is less than 500, each of (A) and (B) to be determined by Merrill Lynch in the normal course prior to the date the plan is established as an active plan on Merrill Lynch's recordkeeping system (an "Active Plan"); or

     (b) the plan is one which is already investing in shares of or interests in MLAM Funds and the assets of the plan have an aggregate value of less than $5 million, as determined by Merrill Lynch as of the date the plan becomes an Active Plan.

          For purposes of applying (a) and (b), there are to be aggregated all assets of any Tax-Qualified Plan maintained by the sponsor of the Merrill Lynch Plan (or any of the sponsor's affiliates) (determined to be such by Merrill Lynch) which are being invested in shares of or interests in MLAM Funds, Alliance Mutual Funds or other mutual funds made available pursuant to an agreement between Merrill Lynch and the principal underwriter thereof (or one of its affiliates) and which are being held in a Merrill Lynch account.

(ii) Plans for which the recordkeeper is not Merrill Lynch, but which are recordkept on a daily valuation basis by a recordkeeper with which Merrill Lynch has a subcontracting or other alliance arrangement for the performance of recordkeeping services, if the plan is determined by Merrill Lynch to be so eligible and the assets of the plan are less than $3 million.

     Class B shares of the Fund held by any of the above-described Merrill Lynch Plans are to be replaced at Merrill Lynch's direction through conversion, exchange or otherwise by Class A shares of the Fund on the earlier of the date that the value of the plan's aggregate assets first equals or exceeds $5 million or the date on which any Class B share of the Fund held by the plan would convert to a Class A share of the Fund as described under "Purchase of Shares" and "Redemption and Repurchase of Shares."

     Any Tax Qualified Plan, including any Merrill Lynch Plan, which does not purchase Class B shares of the Fund without being subject to a contingent deferred sales charge under the above criteria is eligible to purchase Class B shares subject to a contingent deferred sales charge as well as other classes of shares of the Fund as set forth above under "Purchase of Shares" and "Redemption and Repurchase of Shares."

00250.200 #309138v3

                              PART C
                        OTHER INFORMATION

ITEM 23. Exhibits:

     (a) (1) Articles of Incorporation of the Registrant - Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

          (2) Articles of Amendment of Articles of Incorporation of the Registrant dated December 21, 1981 and filed January 5, 1982 - Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

          (3) Articles of Amendment of Articles of Incorporation of the Registrant dated October 16, 1989 and filed December 5, 1989 - Incorporated by reference to
               Exhibit 1(c) to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

          (4)  Articles Supplementary to Articles of
               Incorporation of the Registrant dated April 29, 1993 and filed April 30, 1993 - Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A, (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

          (5)  Articles Supplementary to Articles of
               Incorporation of the Registrant dated September 30, 1996 and filed October 1, 1996 - Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

          (6)  Articles Supplementary to Articles of
               Incorporation of the Registrant dated May 21, 1998 and filed July 6, 1998 - Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 31 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 30, 1998.

     (b) By-Laws of the Registrant - Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

     (c)  Not applicable.

     (d) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to
          Exhibit 5 to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

     (e) (1) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

          (2) Amendment to Distribution Services Agreement dated July 11, 1996 - Incorporated by reference to
               Exhibit 6(b) to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

          (3)  Form of Selected Dealer Agreement to be between
               Alliance Fund Distributors, Inc. and selected dealers offering shares of Registrant - Filed herewith.

          (4)  Form of Selected Agent Agreement between Alliance
               Fund Distributors, Inc. and selected agents making available shares of Registrant - Filed herewith.

     (f)  Not applicable.

     (g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

          (2)  Amendment to Custodian Contract dated May 23, 1989
               - Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

     (h) Transfer Agency Agreement between the Registrant and Alliance Global Investor Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 29 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on October 31, 1997.

     (i) Opinion of Seward & Kissel LLP - Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 39 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on January 30, 2002.

     (j)  Consent of Independent Auditors - Filed herewith.

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Rule 12b-1 Plan - See Exhibit (e)(1) hereto.

     (n)  (1)  Rule 18f-3 Plan - Incorporated by reference to
               Exhibit 18 to Post-Effective Amendment No. 25 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on January 31, 1996.

          (2) Amended and Restated Rule 18f-3 Plan dated September 30, 1996 - Incorporated by reference to
               Exhibit 18 to Post-Effective Amendment No. 28 of Registrants Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed with the Securities and Exchange Commission on February 3, 1997.

     (p) (1) Code of Ethics for the Fund, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 74 of the Registration Statement on Form N-1A of Alliance Bond Fund, Inc. (File Nos. 2-48227 and 811-2383), filed with the Securities and Exchange Commission on October 6, 2000, which is substantially identical in all material respects except as to the party which is the Registrant.

          (2) Code of Ethics for the Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 31 of the Registration Statement on Form N-1A of Alliance Variable Products Series Fund, Inc. (File Nos. 33-18647 and 811-5398), filed with the Securities and Exchange Commission on April 27, 2001.

     Other Exhibits:

               Power of Attorney of Robert C. Alexander, John D. Carifa, David H. Dievler, William H. Foulk, Jr.,
               D. James Guzy, Marshall C. Turner, Jr. and Donald
               J. Robinson - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 38 of Registrant's Registration Statement on Form N-1A (File Nos. 2-70427 and 811-03131) filed wit the Securities and Exchange Commission on October 31, 2001.

ITEM 24.  Persons Controlled by or under Common Control with
          Registrant.

          None.

ITEM 25.  Indemnification

          It is the Registrants policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrants Articles of Incorporation, filed as Exhibit (a), and Section 10 of the Distribution Services Agreement filed as Exhibit
          (e)(1), all as set forth below. The liability of the Registrants directors and officers is dealt with in Article EIGHTH of Registrants Articles of Incorporation, as set forth below. The Advisers liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d) to this Registration Statement, as set forth below.

          Section 2-418 of the Maryland General Corporation Law reads as follows:

               "2-418 INDEMNIFICATION OF DIRECTORS, OFFICERS,
               EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

               (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

               (2)  "Corporation" includes any domestic or
                    foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessors existence ceased upon consummation of the transaction.

               (3)  "Expenses" include attorneys fees.

               (4)  "Official capacity" means the following:

                         (i) When used with respect to a
                    director, the office of director in the
                    corporation; and

                         (ii) When used with respect to a person
                    other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                         (iii) Official capacity does not include
                    service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

               (5) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

               (6) "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                         (b)(1) A corporation may indemnify any
                    director made a party to any proceeding by reason of service in that capacity unless it is established that:

                         (i) The act or omission of the director
                    was material to the matter giving rise to the proceeding; and

                             1. Was committed in bad faith; or

                             2. Was the result of active and deliberate
               dishonesty; or

                         (ii) The director actually received an
                    improper personal benefit in money, property, or services; or

                         (iii) In the case of any criminal
                    proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

                         (2) (i) Indemnification may be against
                    judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                             (ii) However, if the proceeding was one
                    by or in the right of the corporation,
                    indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                         (3) (i) The termination of any
                    proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                             (ii) The termination of any proceeding
                    by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                         (4) A corporation may not indemnify a
                    director or advance expenses under this
                    section for a proceeding brought by that director against the corporation, except:

                              (i) For a proceeding brought to
                    enforce indemnification under this section;
                    or

                              (ii) If the charter or bylaws of
                    the corporation, a resolution of the board of directors of the corporation, or an agreement approved by the board of directors of the corporation to which the corporation is a party expressly provide otherwise.

                         (c) A director may not be indemnified
                    under subsection (b) of this section in
                    respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the directors official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                         (d) Unless limited by the charter:

                         (1) A director who has been successful,
                    on the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                         (2) A court of appropriate jurisdiction
                    upon application of a director and such
                    notice as the court shall require, may order indemnification in the following circumstances:

                         (i) If it determines a director is
                    entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                         (ii) If it determines that the director
                    is fairly and reasonably entitled to
                    indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                         (3) A court of appropriate jurisdiction
                    may be the same court in which the proceeding involving the directors liability took place.

                         (e)(1) Indemnification under subsection
                    (b) of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                         (2) Such determination shall be made:

                         (i) By the board of directors by a
                    majority vote of a quorum consisting of
                    directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                         (ii) By special legal counsel selected
                    by the board or a committee of the board by vote as set forth in subparagraph (I) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director who are parties may participate; or

                         (iii) By the stockholders.

                         (3) Authorization of indemnification and
                    determination as to reasonableness of
                    expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                         (4) Shares held by directors who are
                    parties to the proceeding may not be voted on the subject matter under this subsection.

                         (f)(1) Reasonable expenses incurred by a
                    director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                         (i) A written affirmation by the
                    director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                         (ii) A written undertaking by or on
                    behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                         (2) The undertaking required by
                    subparagraph (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                         (3) Payments under this subsection shall
                    be made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

                         (g) The indemnification and advancement
                    of expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

                         (h) This section does not limit the
                    corporations power to pay or reimburse
                    expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

                         (i) For purposes of this section:

                         (1) The corporation shall be deemed to
                    have requested a director to serve an
                    employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                         (2) Excise taxes assessed on a director
                    with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                         (3) Action taken or omitted by the
                    director with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                         (j) Unless limited by the charter:

                         (1) An officer of the corporation shall
                    be indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                         (2) A corporation may indemnify and
                    advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                         (3) A corporation, in addition, may
                    indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

                         (k)(1) A corporation may purchase and
                    maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                         (2) A corporation may provide similar
                    protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                         (3) The insurance or similar protection
                    may be provided by a subsidiary or an
                    affiliate of the corporation.

                         (l) Any indemnification of, or advance
                    of expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting.

          "Article EIGHTH of the Registrants Articles of Incorporation reads as follows: To the maximum extent permitted by the General Corporation Law of the State of Maryland as from time to time amended, the Corporation shall indemnify its currently acting and its former directors and officers and those persons who, at the request of the Corporation, serve or have served another corporation, partnership, joint venture, trust or other enterprise in one or more of such capacities.

          The Advisory Agreement between the Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Alliance Capital Management L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties or obligations thereunder.

          The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrants Registration Statement or Prospectus or arising out of, or based upon any alleged omission to state a material fact required to be stated in either of the foregoing or necessary to make the statements in either of the foregoing not misleading, provided that nothing therein shall be so construed as to protect Alliance Fund Distributors, Inc. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties thereunder or by reason of reckless disregard of its obligations and duties thereunder.

          The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between the Registrant and Alliance Capital Management L.P. and the Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. which are filed herewith as Exhibits
          (d), and (e), respectively, in response to Item 23 and each of which are incorporated by reference herein.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26. Business and Other Connections of Investment Adviser.

          The descriptions of Alliance Capital Management L.P. under the caption The Adviser in the Prospectus and Management of the Fund in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27. Principal Underwriters.


     (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. acts as Principal Underwriter or Distributor for the following investment companies:

          AFD Exchange Reserves
          Alliance All-Asia Investment Fund, Inc.
          Alliance Americas Government Income Trust, Inc. Alliance Balanced Shares, Inc.
          Alliance Bond Fund, Inc.
          Alliance Capital Reserves
          Alliance Disciplined Growth Fund, Inc.
          Alliance Dynamic Growth Fund, Inc.
          Alliance Emerging Market Debt Fund, Inc.
          Alliance Global Growth Trends Fund, Inc.
          Alliance Global Small Cap Fund, Inc.
          Alliance Global Strategic Income Trust, Inc.
          Alliance Government Reserves
          Alliance Greater China '97 Fund, Inc.
          Alliance Growth and Income Fund, Inc.
          Alliance Health Care Fund, Inc.
          Alliance High Yield Fund, Inc.
          Alliance Institutional Fund, Inc.
          Alliance Institutional Reserves, Inc.
          Alliance International Premier Growth Fund, Inc. Alliance Mid-Cap Growth Fund, Inc.
          Alliance Multi-Market Strategy Trust, Inc.
          Alliance Municipal Income Fund, Inc.
          Alliance Municipal Income Fund II
          Alliance Municipal Trust
          Alliance New Europe Fund, Inc.
          Alliance Premier Growth Fund, Inc.
          Alliance Quasar Fund, Inc.
          Alliance Select Investor Series, Inc.
          Alliance Technology Fund, Inc.
          Alliance Variable Products Series Fund, Inc.
          Alliance Worldwide Privatization Fund, Inc.
          AllianceBernstein Blended Style Series, Inc.
          AllianceBernstein Disciplined Value Fund, Inc. AllianceBernstein Real Estate Investment Fund, Inc. AllianceBernstein Trust
          AllianceBernstein Utility Income Fund, Inc.
          Sanford C. Bernstein Fund, Inc.
          The Alliance Portfolios
          The Korean Investment Fund, Inc.

          (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.


                               POSITIONS AND                 POSITIONS AND
                               OFFICES WITH                  OFFICES WITH
         NAME                  UNDERWRITER                   REGISTRANT

Michael J. Laughlin            Director and Chairman

John D. Carifa                 Director                      President &
                                                             Director

Richard K. Saccullo            Director

Robert L. Errico               Director and President

David Conine                   Executive Vice President

Richard A. Davies              Executive Vice President &
                               Managing Director

Edmund P. Bergan, Jr.          Senior Vice President,        Secretary
                               General Counsel and
                               Secretary

Benji A. Baer                  Senior Vice President

Amy I. Belew                   Senior Vice President

John R. Bonczek                Senior Vice President

John R. Carl                   Senior Vice President

William W. Collins, Jr.        Senior Vice President

Richard W. Dabney              Senior Vice President

Mark J. Dunbar                 Senior Vice President

John C. Endahl                 Senior Vice President

John Edward English            Senior Vice President


John A. Gagliano               Senior Vice President

Andrew L. Gangolf              Senior Vice President         Assistant
                               and Assistant General         Secretary
                               Counsel

John Grambone                  Senior Vice President

William B. Hanigan             Senior Vice President

Bradley F. Hanson              Senior Vice President

Geoffrey L. Hyde               Senior Vice President

Robert H. Joseph, Jr.          Senior Vice President

George H. Keith                Senior Vice President

Richard D. Keppler             Senior Vice President

Richard E. Khaleel             Senior Vice President

Henry Michael Lesmeister       Senior Vice President

Susan L. Matteson-King         Senior Vice President

Shawn P. McClain               Senior Vice President

Daniel D. McGinley             Senior Vice President

Patrick J. Mullen              Senior Vice President

Joanna D. Murray               Senior Vice President

Daniel A. Notto                Senior Vice President

John J. O'Connor               Senior Vice President

Antonios G. Poleondakis        Senior Vice President

Robert E. Powers               Senior Vice President

Domenick Pugliese              Senior Vice President            Assistant
                               and Assistant General            Secretary
                               Counsel

John P. Schmidt                Senior Vice President

Kurt H. Schoknecht             Senior Vice President

Raymond S. Sclafani            Senior Vice President

Gregory K. Shannahan           Senior Vice President

Scott C. Sipple                Senior Vice President

Joseph F. Sumanski             Senior Vice President

Peter J. Szabo                 Senior Vice President

Michael J. Tobin               Senior Vice President

Joseph T. Tocyloski            Senior Vice President

David R. Turnbough             Senior Vice President

Craig E. Welch                 Senior Vice President

Richard A. Winge               Senior Vice President

Emilie D. Wrapp                Senior Vice President
                               and Assistant General
                               Counsel

Keith A. Yoho                  Senior Vice President

Patrick E. Ryan                Vice President and
                               Chief Financial Officer

Gerard J. Friscia              Vice President and
                               Controller

Michael W. Alexander           Vice President

Ricardo Arreola                Vice President

Peter J. Barber                Vice President

Kenneth F. Barkoff             Vice President

Charles M. Barrett             Vice President

Matthew F. Beaudry             Vice President

Gregory P. Best                Vice President

Dale E. Boyd                   Vice President

Robert F. Brendli              Vice President

Thomas C. Callahan             Vice President

Kevin T. Cannon                Vice President

John M. Capeci                 Vice President

John P. Chase                  Vice President

Doris T. Ciliberti             Vice President

Leo H. Cook                    Vice President

Russell R. Corby               Vice President

Dwight P. Cornell              Vice President

Michael R. Crimmins            Vice President

John W. Cronin                 Vice President

Robert J. Cruz                 Vice President

Daniel J. Deckman              Vice President

Sherry V. Delaney              Vice President

Faith C. Deutsch               Vice President

Janet B. DiBrita               Vice President

Richard P. Dyson               Vice President

Adam E. Engelhardt             Vice President

Sohaila S. Farsheed            Vice President

John J. Fennessy               Vice President

Mark D. Gersten                Vice President                Treasurer
                                                             and Chief
                                                             Financial
                                                             Officer

Hyman Glasman                  Vice President

Thomas R. Graffeo              Vice President

Timothy J. Greeley             Vice President

Alan Halfenger                 Vice President

Michael S. Hart                Vice President

Jean-Francois Y. Hautemulle    Vice President

Timothy A. Hill                Vice President

George R. Hrabovsky            Vice President

Dinah J. Huntoon               Vice President

Scott Hutton                   Vice President

Anthony D. Ialeggio            Vice President

Theresa Iosca                  Vice President

Oscar J. Isoba                 Vice President

Danielle M. Klaskow            Vice President

Victor Kopelakis               Vice President

Richard D. Kozlowski           Vice President

Daniel W. Krause               Vice President

Donna M. Lamback               Vice President

P. Dean Lampe                  Vice President

Joseph R. Laspina              Vice President

Eric L. Levinson               Vice President

Laurel E. Lindner              Vice President

James M. Liptrot               Vice President

James P. Luisi                 Vice President

Michael F. Mahoney             Vice President

Scott T. Malatesta             Vice President

Kathryn Austin Masters         Vice President

Jeffrey P. Mellas              Vice President

Michael V. Miller              Vice President

Marcia L. Mohler               Vice President

Thomas F. Monnerat             Vice President

Charles B. Nanick              Vice President

Michael F. Nash, Jr.           Vice President

Timothy H. Nasworthy           Vice President

Jamie A. Nieradka              Vice President

Nicole Nolan-Koester           Vice President

Peter J. O'Brien               Vice President

Richard J. Olszewski           Vice President

Albert Orokos                  Vice President

Todd P. Patton                 Vice President

Jeffrey R. Petersen            Vice President

Catherine N. Peterson          Vice President

Mark A. Pletts                 Vice President

James J. Posch                 Vice President

Carol H. Rappa                 Vice President

John D. Raring                 Vice President

Arlene L. Reddington           Vice President

Bruce W. Reitz                 Vice President

James A. Rie                   Vice President

Karen C. Satterberg            Vice President

Eileen B. Sebold               Vice President

Stephanie Seminara             Vice President


Richard J. Sidell              Vice President

Teris A. Sinclair              Vice President

Rayandra E. Slonina            Vice President

Bryant B. Smith                Vice President

Jeffrey C. Smith               Vice President

William J. Spector             Vice President

Eileen Stauber                 Vice President

Gordon Telfer                  Vice President

Elizabeth K. Tramo             Vice President

Benjamin H. Travers            Vice President

Michael D. Underhill           Vice President

Marie R. Vogel                 Vice President

Wayne W. Wagner                Vice President

Jesse L. Weissberger           Vice President

Mark E. Westmoreland           Vice President

Paul C. Wharf                  Vice President

Scott Whitehouse               Vice President

Matthew Witschel               Vice President

Michael A. Wolfsmith           Vice President

Stephen P. Wood                Vice President

Richard J. Appaluccio          Assistant Vice
                               President

Omar J. Aridi                  Assistant Vice
                               President

Joseph D. Asselta              Assistant Vice
                               President

Andrew Berger                  Assistant Vice
                               President

Susan Bieber                   Assistant Vice
                               President

Paul G. Bishop                 Assistant Vice
                               President

Daniel U. Brakewood            Assistant Vice
                               President

Henry Brennan                  Assistant Vice
                               President

Alan T. Brum                   Assistant Vice
                               President

Mark S. Burns                  Assistant Vice
                               President

Maria L. Carreras              Assistant Vice
                               President

Judith A. Chin                 Assistant Vice
                               President

Jorge Ciprian                  Assistant Vice
                               President

Jeffrey T. Coghan              Assistant Vice
                               President

Kenneth J. Connors             Assistant Vice
                               President

Shawn M. Conroy                Assistant Vice
                               President

Jean A. Coomber                Assistant Vice
                               President

Jennifer DeLong                Assistant Vice
                               President

Ralph A. DiMeglio              Assistant Vice
                               President

Timothy J. Donegan             Assistant Vice
                               President

Bernard J. Eng                 Assistant Vice
                               President

Jeffrey M. Eschert             Assistant Vice
                               President

Michael J. Eustic              Assistant Vice
                               President

Marci Green                    Assistant Vice
                               President

Arthur F. Hoyt, Jr.            Assistant Vice
                               President

Mark W. Hubbard                Assistant Vice
                               President

David A. Hunt                  Assistant Vice
                               President

Kumar Jagdeo II                Assistant Vice
                               President

Michael J. Kawula              Assistant Vice
                               President

Elizabeth E. Keefe             Assistant Vice
                               President

Edward W. Kelly                Assistant Vice
                               President

Thomas J. Khoury               Assistant Vice
                               President

Jeffrey M. Kusterer            Assistant Vice
                               President

Evamarie C. Lombardo           Assistant Vice
                               President

Gary D. McConnel               Assistant Vice
                               President

Daniel K. McGouran             Assistant Vice
                               President

Richard F. Meier               Assistant Vice
                               President

Steven M. Miller               Assistant Vice
                               President

Jeffrey D. Mosco               Assistant Vice
                               President

Alex E. Pady                   Assistant Vice
                               President

Wandra M. Perry-Hartsfield     Assistant Vice
                               President

Rizwan A. Raja                 Assistant Vice
                               President

Brendan J. Reynolds            Assistant Vice
                               President

Patricia Ridella               Assistant Vice
                               President

Lauryn A. Rivello              Assistant Vice
                               President

Christopher P. Rodney          Assistant Vice
                               President

Peter V. Romeo                 Assistant Vice
                               President

Jessica M. Rozman              Assistant Vice
                               President

Christina Santiago             Assistant Vice
                               President and
                               Counsel

Matthew J. Scarlata            Assistant Vice
                               President


John Scialabba                 Assistant Vice
                               President

Orlando Soler                  Assistant Vice
                               President

Nancy D. Testa                 Assistant Vice
                               President

Elsia M. Vasquez               Assistant Vice
                               President


Tracianne Williams             Assistant Vice
                               President

Nina C. Wilkinson              Assistant Vice
                               President

Mark R. Manley                 Assistant Secretary

     (c)   Not applicable.

ITEM 28.  Location of Accounts and Records.

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Global Investor Services, Inc., 500 Plaza Drive, Secaucus, New Jersey 07094-1520 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29. Management Services.

         Not  applicable.

ITEM 30. Undertakings

         Not applicable.

                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of October, 2002.


                                 ALLIANCE TECHNOLOGY FUND, INC.

                                 By  /s/ John D. Carifa
                                     ------------------------
                                         John D. Carifa
                                         Chairman and President

     Pursuant to the requirements of the Securities Act of 1933 this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                            Title                Date

1)    Principal
      Executive Officer

      /s/ John D. Carifa             Chairman and       October 30, 2002
      ------------------             President
      John D. Carifa

2)    Principal Financial
      and Accounting Officer

      /s/ Mark D. Gersten            Treasurer and      October 30, 2002
      -------------------            Chief Financial
      Mark D. Gersten                Officer


3)    All of the Directors

      Robert C. Alexander
      John D. Carifa
      David H. Dievler
      William H. Foulk, Jr.
      D. James Guzy
      Marshall C. Turner, Jr.

      By  /s/ Edmund P. Bergan, Jr.                     October 30, 2002
          ------------------------
          Edmund P. Bergan, Jr.
          (Attorney-in-fact)

                        INDEX TO EXHIBITS

EXHIBIT NO.             DESCRIPTION OF EXHIBITS

(e)(3)           Form of Selected Dealer Agreement

(e)(4)           Form of Selected Agent Agreement

(j)              Consent of Independent Auditors


00250.0200 #335957v2